As filed with the Securities and Exchange Commission on March 12, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

600 Mamaroneck Ave., Suite 400, Harrison, NY 10528
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 600 Mamaroneck Ave., Suite 400, Harrison, NY 10528
(Name and address of agent for service)

1-877-LOW-BETA (569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  December 31, 2008

Item 1.  Report to Stockholders.

Underlying Funds Trust

ANNUAL REPORT

December 31, 2008

Underlying Funds Trust
Shareholder Letter

                                       March 2, 2009

Dear Shareholders:

The various portfolios of Underlying Funds Trust (UFT), are available only to the multi-strategy portfolios of AIP Alternative Strategies Funds (AIP Funds).  Currently AIP Funds offers two series, the Alpha Hedged Strategies Fund and the Beta Hedged Strategies Fund.

Since its inception on April 28, 2006 the UFT has grown to 14 series, with 23 total sub-advisors.

In the future, we will strive to provide rewarding risk adjusted long-term investment returns.

Very truly yours,

Lee W. Schultheis
President & Chief Investment Strategist
Underlying Funds Trust

Must be preceded or accompanied by a prospectus.  Read it carefully before investing.

Fund Disclosure

Certain hedging techniques and leverage employed in the management of the Funds may accelerate the velocity of possible losses.  Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Funds.  Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Funds.  Options held in the Funds may be illiquid and the fund manager may have difficulty closing out a position. The Funds may also invest in:

▪	smaller capitalized companies - subject to more abrupt or erratic market movements than larger, more established companies;
▪	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;
▪	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;
▪
shares of other investment companies that invest in securities and styles similar to the Funds, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Funds intend to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include: merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses.  The Funds are non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains and losses of a single security may have a greater impact on each Fund’s share price.

Because the Funds are fund-of-funds, your cost of investing in the Funds will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests.  By investing in the Funds, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds.  Please refer to the prospectus for more information about the Funds, including risks, fees and expenses.

Mutual fund investing involves risk; loss of principal is possible.  Please consult an investment professional for advice regarding your particular circumstances.  An investment in the Funds may not be suitable for all investors.

Quasar Distributors, LLC, Distributor - 2/09

Underlying Funds Trust
The Arbitrage-1 Portfolio (Convertible Bond)
Growth of $10,000 - December 31, 2008

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement  of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
The Arbitrage-2 Portfolio (Fixed Income)
Growth of $10,000 - December 31, 2008

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement  of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
The Deep Value Hedged Income-1 Portfolio
Growth of $10,000 - December 31, 2008

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2007.
* Since inception data for the HFRI FOF: Conservative Index is as of 5/31/2007.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2007 (commencement  of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
The Distressed Securities & Special Situations-1 Portfolio
Growth of $10,000 - December 31, 2008

Total Return
as of 12/31/08

	Since Inception	One Year
The Distressed Securities & Special Situations-1 Portfolio	(17.77%) ^	(45.90%)
S&P 500 Index	(12.27%) ^	(37.00%)
90 Day T-Bill	3.49% ^	1.38%
HFRI FOF: Conservative Index	(2.94%) *	(17.27%)

$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
$10,959
$7,047
$5,934
4/28/2006
4/30/2006
5/31/2006
6/30/2006
7/31/2006
8/31/2006
9/30/2006
10/31/2006
11/30/2006
12/31/2006
1/31/2007
2/28/2007
3/31/2007
4/30/2007
5/31/2007
6/30/2007
7/31/2007
8/31/2007
9/30/2007
10/31/2007
11/30/2007
12/31/2007
1/31/2008
2/29/2008
3/31/2008
4/30/2008
5/31/2008
6/30/2008
7/31/2008
8/31/2008
9/30/2008
10/31/2008
11/30/2008
12/31/2008
The Distressed Securities & Special Situations-1 Portfolio
S & P 500 Index
90 Day T-bill

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement  of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
The Energy and Natural Resources-1 Portfolio
Growth of $10,000 - December 31, 2008

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 1/2/2008.
* Since inception data for the HFRI FOF: Conservative Index is as of 1/31/2008.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on January 2, 2008 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
The Global Hedged Income-1 Portfolio
Growth of $10,000 - December 31, 2008

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/24/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 5/31/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 24, 2006 (commencement  of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
The Long/Short Equity―Deep Discount Value-1 Portfolio
Growth of $10,000 - December 31, 2008

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 5/31/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement  of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
The Long/Short Equity―Earnings Revision-1 Portfolio
Growth of $10,000 - December 31, 2008

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement  of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity―Growth-1 Portfolio
Growth of $10,000 - December 31, 2008

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 8/20/2007.
* Since inception data for the HFRI FOF: Conservative Index is as of 8/31/2007.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on August 20, 2007 (commencement  of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
The Long/Short Equity―Healthcare/Biotech-1 Portfolio
Growth of $10,000 - December 31, 2008

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 9/25/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 9/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on September 25, 2006 (commencement  of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
The Long/Short Equity―International-1 Portfolio
Growth of $10,000 - December 31, 2008

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement  of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
The Long/Short Equity―Momentum-1 Portfolio
Growth of $10,000 - December 31, 2008

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement  of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
The Long/Short Equity―REIT-1 Portfolio
Growth of $10,000 - December 31, 2008

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement  of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
The Merger Arbitrage-1 Portfolio
Growth of $10,000 - December 31, 2008

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement  of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2008

The Arbitrage-1 Portfolio (Convertible Bond)

The Arbitrage - 2 Portfolio (Fixed Income)

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2008

The Deep Value Hedged Income-1 Portfolio

The Distressed Securities & Special Situations-1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2008

The Energy & Natural Resources-1 Portfolio

The Global Hedged Income-1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2008

The Long/Short Equity―Deep Discount Value-1 Portfolio

The Long/Short Equity - Earnings Revision-1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2008

The Long/Short Equity―Growth-1 Portfolio

The Long/Short Equity―Healthcare/Biotech-1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2008

The Long/Short Equity―International-1 Portfolio

The Long/Short Equity―Momentum-1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2008

The Long/Short Equity―REIT-1 Portfolio

The Merger Arbitrage-1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Expense Example – December, 31 2008 (Unaudited)

The following expense example is presented for The Arbitrage-1 Portfolio (Convertible Bond), The Arbitrage-2 Portfolio (Fixed Income), The Deep Value Hedged Income-1, The Distressed Securities & Special Situations-1, The Energy & Natural Resources-1, The Global Hedged Income-1, The Long/Short Equity—Deep Discount Value-1, The Long/Short Equity—Earnings Revision-1, The Long/Short Equity—Growth-1, The Long/Short Equity—Healthcare/Biotech-1, The Long/Short Equity—International-1, The Long/Short Equity—Momentum-1, The Long/Short Equity—REIT-1, and The Merger Arbitrage-1 (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/08 - 12/31/08).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio.  Actual expenses of the Portfolios are expected to vary among each Portfolio.  The example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Underlying Funds Trust
Expense Example – December 31, 2008 (Unaudited) (continued)

The Arbitrage-1 Portfolio (Convertible Bond)
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/08	12/31/08	7/1/08-12/31/08+

Actual^	$1,000.00	$838.70	$12.85
Hypothetical
(5% return before
expenses)**	1,000.00	1,011.16	14.05

^ Excluding interest expense and dividends on short positions, your actual expenses would be $11.42.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.50.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.78%, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.47%.

The Arbitrage-2 Portfolio (Fixed Income)
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/08	12/31/08	7/1/08-12/31/08+

Actual^	$1,000.00	$834.40	$11.25
Hypothetical
(5% return before
expenses)**	1,000.00	1,012.87	12.35

^ Excluding interest expense and dividends on short positions, your actual expenses would be $11.25.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.35.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.44%, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.44%.

Underlying Funds Trust
Expense Example – December 31, 2008 (Unaudited) (continued)

The Deep Value Hedged Income-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/08	12/31/08	7/1/08-12/31/08+

Actual^	$1,000.00	$647.40	$10.73
Hypothetical
(5% return before
expenses)**	1,000.00	1,012.12	13.10

^ Excluding interest expense and dividends on short positions, your actual expenses would be $9.90.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.09.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.59%, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.39%.

The Distressed Securities & Special Situations-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/08	12/31/08	7/1/08-12/31/08+

Actual^	$1,000.00	$524.90	$10.46
Hypothetical
(5% return before
expenses)**	1,000.00	1,011.41	13.80

^ Excluding interest expense and dividends on short positions, your actual expenses would be $9.05.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $11.94.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.73%, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.36%.

Underlying Funds Trust
Expense Example – December 31, 2008 (Unaudited) (continued)

The Energy & Natural Resources-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/08	12/31/08	7/1/08-12/31/08+

Actual^	$1,000.00	$495.80	$8.61
Hypothetical
(5% return before
expenses)**	1,000.00	1,013.62	11.59

^ Excluding interest expense and dividends on short positions, your actual expenses would be $8.50.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $11.44.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.29%, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.26%.

The Global Hedged Income-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/08	12/31/08	7/1/08-12/31/08+

Actual^	$1,000.00	$658.50	$10.80
Hypothetical
(5% return before
expenses)**	1,000.00	1,012.12	13.10

^ Excluding interest expense and dividends on short positions, your actual expenses would be $10.17.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.35.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.59%, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.44%.

Underlying Funds Trust
Expense Example – December 31, 2008 (Unaudited) (continued)

The Long/Short Equity―Deep Discount Value-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/08	12/31/08	7/1/08-12/31/08+

Actual^	$1,000.00	$839.10	$12.25
Hypothetical
(5% return before
expenses)**	1,000.00	1,011.81	13.40

^ Excluding interest expense and dividends on short positions, your actual expenses would be $10.73.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $11.74.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.65%, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.32%.

The Long/Short Equity―Earnings Revision-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/08	12/31/08	7/1/08-12/31/08+

Actual^	$1,000.00	$954.00	$20.38
Hypothetical
(5% return before
expenses)**	1,000.00	1,004.27	20.91

^ Excluding interest expense and dividends on short positions, your actual expenses would be $12.72.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.10.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 4.15%, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.59%.

Underlying Funds Trust
Expense Example – December 31, 2008 (Unaudited) (continued)

The Long/Short Equity—Growth-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/08	12/31/08	7/1/08-12/31/08+

Actual^	$1,000.00	$823.60	$11.55
Hypothetical
(5% return before
expenses)**	1,000.00	1,012.47	12.75

^ Excluding interest expense and dividends on short positions, your actual expenses would be $10.41.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $11.49.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.52%, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.27%.

The Long/Short Equity—Healthcare/Biotech-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/08	12/31/08	7/1/08-12/31/08+

Actual^	$1,000.00	$918.00	$14.75
Hypothetical
(5% return before
expenses)**	1,000.00	1,009.75	15.46

^ Excluding interest expense and dividends on short positions, your actual expenses would be $11.62.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.19.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.06%, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.41%.

Underlying Funds Trust
Expense Example – December 31, 2008 (Unaudited) (continued)

The Long/Short Equity—International-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/08	12/31/08	7/1/08-12/31/08+

Actual^	$1,000.00	$874.50	$16.59
Hypothetical
(5% return before
expenses)**	1,000.00	1,007.44	17.76

^ Excluding interest expense and dividends on short positions, your actual expenses would be $11.59.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.45.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.52%, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.46%.

The Long/Short Equity—Momentum-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/08	12/31/08	7/1/08-12/31/08+

Actual^……………	$1,000.00	$928.80	$19.44
Hypothetical
(5% return before
expenses)**…….	1,000.00	1,004.98	20.21

^ Excluding interest expense and dividends on short positions, your actual expenses would be $12.17.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.70.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 4.01%, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.51%.

Underlying Funds Trust
Expense Example – December 31, 2008 (Unaudited) (continued)

The Long/Short Equity—REIT-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/08	12/31/08	7/1/08-12/31/08+

Actual^	$1,000.00	$883.60	$27.89
Hypothetical
(5% return before
expenses)**	1,000.00	995.53	29.54

^ Excluding interest expense and dividends on short positions, your actual expenses would be $12.03.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.85.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 5.89%, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.54%.

The Merger Arbitrage-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/08	12/31/08	7/1/08-12/31/08+

Actual^	$1,000.00	$813.70	$11.26
Hypothetical
(5% return before
expenses)**	1,000.00	1012.72	12.50

^ Excluding interest expense and dividends on short positions, your actual expenses would be $11.26.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.50.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.47%, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.47%.

Underlying Funds Trust
The Arbitrage-1 Portfolio (Convertible Bond)
Schedule of Investments
December 31, 2008

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 3.1%
Airlines - 2.0%
Continental Airlines Finance Trust II (a)	25,000	$500,000
Oil, Gas & Consumable Fuels - 1.1%
El Paso Corp. (Acquired 08/27/2007 and 11/14/2007, Cost $549,094) (a)(b)	400	264,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,247,339)		$764,000

	Principal
	Amount
CONVERTIBLE BONDS - 81.3%
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc.
2.750%, 09/15/2011	$150,000	147,375
L-3 Communications Holdings, Inc.
3.000%, 08/01/2035	400,000	398,000
Triumph Group, Inc.
2.625%, 10/01/2026	100,000	91,375
Total Aerospace & Defense		636,750

Beverages - 1.1%
Central European Distribution Corp.
3.000%, 03/15/2013	550,000	272,250
Biotechnology - 5.7%
Amgen, Inc.
0.125%, 02/01/2011	1,000,000	961,250
Incyte Corp. Ltd.
3.500%, 02/15/2011	500,000	265,625
Vertex Pharmaceuticals, Inc.
4.750%, 02/15/2013	140,000	191,450
Total Biotechnology		1,418,325

Capital Markets - 2.7%
Affiliated Managers Group, Inc.
3.950%, 08/15/2038 (Acquired 07/31/2008, Cost $962,525) (b)	1,000,000	678,750
Commercial Services & Supplies - 0.6%
Waste Connections, Inc.
3.750%, 04/01/2026	150,000	160,500
Communications Equipment - 2.4%
ADC Telecommunications, Inc. - Class B
2.698%, 06/15/2013 (c)	190,000	85,500
Ciena Corp.
0.250%, 05/01/2013	1,000,000	505,000
Total Communications Equipment		590,500

Containers & Packaging - 1.8%
Sealed Air Corp.
3.000%, 06/30/2033 (Acquired 10/16/2007 and 01/29/2008, Cost $491,020) (b)	500,000	450,000
Diversified Financial Services - 0.4%
Leucadia National Corp.
3.750%, 04/15/2014	100,000	98,500
Diversified Telecommunication Services - 1.5%
Global Crossing Ltd.
5.000%, 05/15/2011	400,000	248,500
Qwest Communications International, Inc.
3.500%, 11/15/2025	150,000	126,187
Total Diversified Telecommunication Services		374,687

Electric Utilities - 1.1%
Unisource Energy Corp.
4.500%, 03/01/2035	300,000	271,875
Electronic Equipment, Instruments & Components - 2.0%
Anixter International, Inc.
1.000%, 02/15/2013	500,000	311,875
Itron, Inc.
2.500%, 08/01/2026	100,000	107,250
Tech Data Corp.
2.750%, 12/15/2026	100,000	73,000
Total Electronic Equipment, Instruments & Components		492,125

Energy Equipment & Services - 14.3%
Cameron International Corp.
2.500%, 06/15/2026 (Acquired 05/23/2006 and 05/30/2006, Cost $749,895) (b)	750,000	740,625
2.500%, 06/15/2026	250,000	246,875
Hanover Compressor Co.
4.750%, 01/15/2014	300,000	192,750
Helix Energy Solutions Group, Inc.
3.250%, 12/15/2025	200,000	88,250
Hornbeck Offshore Services, Inc.
1.625%, 11/15/2026 (c)	1,000,000	549,400
SEACOR Holdings, Inc.
2.875%, 12/15/2024	100,000	100,875
SESI LLC
1.500%, 12/15/2026 (Acquired 12/21/2006 and 04/11/2007, Cost $1,008,665) (b) (c)	1,000,000	673,750
Transocean Ltd.
1.500%, 12/15/2037	1,100,000	847,000
Trico Marine Services, Inc.
3.000%, 01/15/2027	400,000	107,000
Total Energy Equipment & Services		3,546,525

Food Products - 4.2%
Archer-Daniels-Midland Co.
0.875%, 02/15/2014 (Acquired 02/16/2007 and 04/10/07, Cost $1,025,285) (b)	1,000,000	975,000
Smithfield Foods, Inc.
4.000%, 06/30/2013	100,000	73,500
Total Food Products		1,048,500

Health Care Equipment & Supplies - 4.5%
American Medical Systems Holdings, Inc.
3.250%, 07/01/2036	150,000	101,437
Conceptus, Inc.
2.250%, 02/15/2027	1,000,000	638,750
Greatbatch, Inc.
2.250%, 06/15/2013	200,000	171,500
Kinetic Concepts, Inc.
3.250%, 04/15/2015 (Acquired 10/31/2008, Cost $63,168) (b)	100,000	55,000
SonoSite, Inc.
3.750%, 07/15/2014	100,000	71,125
Wright Medical Group, Inc.
2.625%, 12/01/2014	100,000	76,875
Total Health Care Equipment & Supplies		1,114,687

Health Care Providers & Services - 2.3%
Henry Schein, Inc.
3.000%, 08/15/2034	150,000	148,125
LifePoint Hospitals, Inc.
3.500%, 05/15/2014	100,000	67,625
PSS World Medical, Inc.
3.125%, 08/01/2014 (Acquired 07/30/2008, Cost $350,374) (b)	350,000	345,188
Total Health Care Providers & Services		560,938

Hotels, Restaurants & Leisure - 4.7%
Morgans Hotel Group Co.
2.375%, 10/15/2014 (Acquired 07/25/2008, Cost $781,725) (b)	1,000,000	301,250
Scientific Games Corp.
0.750%, 12/01/2024 (c)	1,000,000	861,250
Total Hotels, Restaurants & Leisure		1,162,500

Insurance - 1.3%
American Equity Investment Life Holding Co.
5.250%, 12/06/2024	500,000	313,750
Internet Software & Services - 2.6%
SAVVIS, Inc.
3.000%, 05/15/2012	1,500,000	637,500
IT Services - 0.4%
DST Systems, Inc. - Class B
3.625%, 08/15/2023	100,000	87,500
Life Sciences Tools & Services - 5.8%
Charles River Laboratories International, Inc.
2.250%, 06/15/2013	150,000	116,063
Kendle International, Inc.
3.375%, 07/15/2012	1,400,000	1,071,000
Life Technologies Corp.
3.250%, 06/15/2025	100,000	85,000
Millipore Corp.
3.750%, 06/01/2026	200,000	174,500
Total Life Sciences Tools & Services		1,446,563

Machinery - 0.7%
Albany International Corp.
2.250%, 03/15/2026 (c)	300,000	166,875
Media - 2.0%
Interpublic Group of Companies, Inc.
4.250%, 03/15/2023	450,000	291,937
Liberty Media LLC
3.125%, 03/30/2023 (c)	150,000	107,625
Lions Gate Entertainment Corp.
3.625%, 03/15/2025 (c)	150,000	95,438
Total Media		495,000

Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp.
2.250%, 12/15/2038	200,000	89,750
Penn Virginia Corp.
4.500%, 11/15/2012	100,000	72,500
St. Mary Land & Exploration Co.
3.500%, 04/01/2027	150,000	103,313
Total Oil, Gas & Consumable Fuels		265,563

Pharmaceuticals - 1.9%
Endo Pharmaceuticals Holdings, Inc.
1.750%, 04/15/2015 (Acquired 04/10/2008, Cost $306,776) (b)	300,000	287,625
Mylan, Inc.
3.750%, 09/15/2015 (Acquired 09/10/2008, Cost $100,006) (b)	100,000	90,500
Watson Pharmaceuticals, Inc.
1.750%, 03/15/2023 (c)	100,000	93,000
Total Pharmaceuticals		471,125

Professional Services - 1.9%
CBIZ, Inc.
3.125%, 06/01/2026	100,000	91,375
School Specialty, Inc.
3.750%, 11/30/2026	550,000	383,625
Total Professional Services		475,000

Semiconductors & Semiconductor Equipment - 4.9%
Diodes, Inc.
2.250%, 10/01/2026	1,000,000	618,750
PMC - Sierra, Inc.
2.250%, 10/15/2025	750,000	608,437
Total Semiconductors & Semiconductor Equipment		1,227,187

Software - 1.6%
Blackboard, Inc.
3.250%, 07/01/2027	500,000	396,250
Specialty Retail - 1.4%
Best Buy Co., Inc.
2.250%, 01/15/2022	200,000	178,500
Penske Auto Group, Inc.
3.500%, 04/01/2026	300,000	167,625
Total Specialty Retail		346,125

Trading Companies & Distributors - 0.3%
United Rentals North America, Inc.
1.875%, 10/15/2023	100,000	70,625
Wireless Telecommunication Services - 3.5%
NII Holdings, Inc.
2.750%, 08/15/2025	1,000,000	866,250
TOTAL CONVERTIBLE BONDS (Cost $28,833,434)		$20,142,725

PURCHASED OPTIONS - 0.0%
Call Options - 0.0%
Intel Corp.
Expiration: January 2009, Exercise Price: $25.00	100	100
TOTAL PURCHASED OPTIONS (Cost $25,256)		$100

Total Investments (Cost $30,106,029) - 84.4%		$20,906,825

REPURCHASE AGREEMENTS - 10.3%
J.P. Morgan
0.050%, dated 12/31/2008, due 01/02/2009
repurchase price $2,564,193 (d)	$2,564,186	$2,564,186
TOTAL REPURCHASE AGREEMENTS (Cost $2,564,186)		$2,564,186

Other Assets in Excess of Liabilities - 5.3%		1,318,412
TOTAL NET ASSETS - 100.0%		$24,789,423

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2008, the market value of these securities total $4,861,688, which represents 19.6% of total net assets.
(c) Variable Rate Security. The rate shown represents the rate at December 31, 2008.
(d) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Arbitrage-1 Portfolio (Convertible Bond)
Schedule of Securities Sold Short
December 31, 2008
	Shares	Value
COMMON STOCKS
Affiliated Managers Group, Inc.	4,000	$167,680
Albany International Corp. - Class A	2,785	35,759
Alliant Techsystems, Inc.	1,025	87,904
American Equity Investment Life Holding Co.	14,125	98,875
American Medical Systems Holdings, Inc.	4,460	40,095
Amgen, Inc.	6,000	346,500
Archer-Daniels-Midland Co.	7,500	216,225
Cameron International Corp.	12,500	256,250
CBIZ, Inc.	6,180	53,457
Central European Distribution Corp.	6,080	119,776
Charles River Laboratories International, Inc.	1,270	33,274
Ciena Corp.	8,000	53,600
Conceptus, Inc.	10,000	152,200
Continental Airlines, Inc. - Class B	20,805	375,738
Diodes, Inc.	5,950	36,057
DST Systems, Inc.	1,035	39,309
El Paso Corp.	20,185	158,049
Endo Pharmaceuticals Holdings, Inc.	7,600	196,688
Exterran Holdings, Inc.	2,675	56,978
Global Crossing Ltd.	9,685	76,899
Greatbatch, Inc.	3,040	80,438
Helix Energy Solutions Group, Inc.	3,700	26,788
Henry Schein, Inc.	1,900	69,711
Hornbeck Offshore Services, Inc.	5,000	81,700
Incyte Corp. Ltd.	6,970	26,416
Interpublic Group of Companies, Inc.	17,300	68,508
Itron, Inc.	1,000	63,740
Kendle International, Inc.	17,580	452,158
Kinetic Concepts, Inc.	1,455	27,907
L-3 Communications Holdings, Inc.	1,800	132,804
Leucadia National Corp.	3,245	64,251
Life Technologies Corp.	900	20,979
LifePoint Hospitals, Inc.	1,100	25,124
Lions Gate Entertainment Corp.	5,770	31,735
Millipore Corp.	1,120	57,702
Morgans Hotel Group Co.	20,000	93,200
Mylan, Inc.	4,500	44,505
NII Holdings, Inc.	7,000	127,260
Penn Virginia Corp.	1,070	27,799
Penske Auto Group, Inc.	5,555	42,663
PMC - Sierra, Inc.	37,500	182,250
PSS World Medical, Inc.	11,970	225,275
SAVVIS, Inc.	2,000	13,780
School Specialty, Inc.	4,520	86,423
Scientific Games Corp. - Class A	12,000	210,480
SEACOR Holdings, Inc.	985	65,650

Smithfield Foods, Inc.	2,590	36,441
SonoSite, Inc.	1,800	34,344
St. Mary Land & Exploration Co.	1,160	23,560
Superior Energy Services, Inc.	8,600	136,998
Tech Data Corp.	720	12,845
Time Warner, Inc.	4,600	46,276
Transocean Ltd.	3,800	179,550
Triumph Group, Inc.	1,165	49,466
United Rentals, Inc.	2,300	20,976
Vertex Pharmaceuticals, Inc.	4,950	150,381
Waste Connections, Inc.	2,630	83,029
Wright Medical Group, Inc.	2,100	42,903
TOTAL COMMON STOCK (Proceeds $10,207,881)		$5,767,328

INVESTMENT COMPANIES
ishares Barclays 20+ Year Treasury Bond Fund	3,775	450,546
TOTAL INVESTMENT COMPANIES (Proceeds $347,217)		$450,546

	Principal
	Amount
U.S. TREASURY OBLIGATIONS
United States Treasury Notes
3.875%, 05/15/2018	$250,000	285,078
TOTAL U.S TREASURY OBLIGATIONS (Proceeds $251,827)		$285,078
Total Securities Sold Short (Proceeds $10,806,925)		$6,502,952

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Arbitrage-1 Portfolio (Convertible Bond)
Schedule of Options Written
December 31, 2008

	Contracts	Value
CALL OPTIONS
Continental Airlines, Inc.
Expiration: January 2009, Exercise Price: $15.00	26	$9,360
Expiration: January 2009, Exercise Price: $20.00	26	1,430
Intel Corp.
Expiration: January 2009, Exercise Price: $30.00	100	50

PUT OPTIONS
Continental Airlines, Inc.
Expiration: January 2009, Exercise Price: $10.00	52	260
		11,100
Total Options Written (Premiums received $41,727)		$11,100

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Arbitrage-2 Portfolio (Fixed Income)
Schedule of Investments
December 31, 2008
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 9.1%
American Airlines, Inc. Pass through Trust
Series 2001-1, 6.817%, 11/23/2012	$400,000	$256,000
Bear Stearns Asset Backed Securities Trust
Series 2007-AQ2 Class A1, 0.571%, 05/25/2030 (f)	164,398	128,508
Series 2007-HE4 Class 1A1, 0.591%, 05/25/2031	120,709	102,178
Carrington Mortgage Loan Trust
Series 2006-NC1, 0.631%, 08/25/2030	152,363	145,300
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC2 Class A3A, 0.551%, 01/25/2037 (f)	296,793	245,063
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2 Class AF2, 5.501%, 12/25/2036	175,979	145,989
DVI Receivables Corp.
Series 2002-2 Class A3A, 1.989%, 09/12/2010 (f)	78,937	35,522
Series 2003-1 Class A3A, 1.939%, 03/12/2011 (f) (h)	779,280	101,306
Equity One ABS, Inc.
Series 2002-4 Class B, 5.909%, 02/25/2033 (f)	27,992	5,124
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF8 Class B4, 3.971%, 10/25/2034 (Acquired 02/02/2005, Cost $29,231) (a) (f)	31,463	2,182
Series 2005-FF1 Class B4, 3.971%, 03/25/2035 (Acquired 02/02/2005, Cost $12,247) (a) (f)	13,144	267
Series 2005-FF9 Class A3, 0.751%, 10/25/2035	357,101	302,575
GSAMP Trust
Series 2007-HE2 Class A2A, 1.515%, 03/25/2037	334,231	249,226
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027	147,173	120,838
Merit Securities Corp.
Series 13 Class A4, 7.995%, 12/28/2033	292,059	291,082
Morgan Stanley ABS Capital l
Series 2007-HE1 Class A2A, 0.521%, 11/25/2036	244,599	229,911
Option One Mortgage Loan Trust
Series 2007-Hl1 Class 2A1, 0.591%, 02/25/2038	248,392	210,250
Residential Asset Mortgage Products, Inc.
Series 2006-RS2 Class A2, 0.671%, 01/25/2034	352,711	250,970
Residential Asset Securities Corp.
Series 2005-KS10 Class 1A2, 0.721%, 11/25/2035	287,675	253,350
Securitized Asset Backed Receivables LLC Trust
Series 2005-FR3 Class M1, 0.941%, 04/25/2035 (f)	350,000	313,123
Series 2006-NC1 Class A2, 0.631%, 03/25/2036	472,388	419,901
Series 2007-BR5 Class A2A, 0.601%, 05/25/2037 (f)	732,031	489,976
Soundview Home Equity Loan Trust
Series 2003-2 Class B, 5.500%, 11/25/2033 (Acquired 08/25/2005, Cost $18,584) (a) (f)	20,755	940
Structured Asset Securities Corp.
Series 2005-WF3 Class B1, 2.971%, 07/25/2035 (Acquired 07/20/2005, Cost $134,356) (a) (f)	150,818	3,064
Series 2007-EQ1 Class A2, 0.561%, 03/25/2037 (f)	261,220	206,976
Wells Fargo Home Equity Trust
Series 2005-3 Class AI1A, 0.741%, 11/25/2035 (Acquired 11/30/2007, Cost $249,670) (a)	263,504	242,526
TOTAL ASSET BACKED SECURITIES (Cost $6,241,048)		$4,752,147

CORPORATE BONDS - 2.6%
Commercial Banks - 0.1%
Shinsei Financial Cayman Ltd.
6.418%, 07/20/2048 (Acquired 02/16/2006, Cost $195,000) (a) (b)	195,000	40,785
Consumer Finance - 0.1%
Discover Financial Services
6.450%, 06/12/2017	55,000	38,592
Hotels, Restaurants & Leisure - 0.8%
Harrah's Operating Co., Inc.
6.500%, 06/01/2016	223,000	34,565
10.000%, 12/15/2018 (Acquired 12/24/2008, Cost $87,540) (a)	44,000	16,060
MGM Mirage
6.000%, 10/01/2009	200,000	191,000
Starwood Hotels & Resorts Worldwide Inc.
6.250%, 02/15/2013	270,000	186,300
Total Hotels, Restaurants & Leisure		427,925

Insurance - 0.1%
MetLife, Inc.
6.400%, 12/15/2066	125,000	75,000
IT Services - 0.3%
First Data Corp.
9.875%, 09/24/2015	230,000	139,150
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 04/01/2015	170,000	144,500
Specialty Retail - 0.6%
Autozone, Inc.
6.500%, 01/15/2014	340,000	303,757
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.
5.698%, 12/15/2014 (b)	270,000	190,350
TOTAL CORPORATE BONDS (Cost $2,114,993)		$1,360,059

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Democratic Socialist Republic of Sri Lanka
8.250%, 10/24/2012 (Acquired 10/17/2007, Cost $340,000) (a)	340,000	221,000
TOTAL FOREIGN GOVERNMENT BONDS (Cost $340,000)		$221,000

COLLATERALIZED MORTGAGE OBLIGATIONS - 72.5%
Federal Home Loan Mortgage Corp. Strip
Series 227 Class IO, 5.000%, 12/01/2034 (g)	796,789	97,400
Federal National Mortgage Association 15-Yr. Fixed
Pool # 16869, 6.000%, 01/25/2022 (c)	18,000,000	18,663,750
Federal National Mortgage Association 30-Yr. Fixed
Pool # 54118, 6.000%, 01/01/2029 (c)	9,000,000	9,264,375
Pool # 42889, 5.500%, 01/01/2038 (c)	2,000,000	2,050,000
Federal National Mortgage Association Interest Strip
Series 337 Class 2, 5.000%, 07/01/2033 (g)	966,834	108,674
Series 343 Class 2, 4.500%, 10/01/2033 (g)	253,150	35,989
Series 353 Class 2, 5.000%, 07/25/2034 (g)	596,990	72,164
Series 356 Class 8, 5.000%, 02/01/2035 (g)	443,793	62,516
Series 356 Class 3, 5.000%, 03/01/2035 (g)	124,521	17,770
Series 357 Class 2, 5.000%, 03/01/2035 (g)	3,400,833	409,069

Series 356 Class 19, 6.000%, 03/01/2035 (g)	117,851	13,649
GS Mortgage Securities Corp. II
Series 2007-GG10 Class A4, 5.799%, 08/10/2045	10,000,000	7,256,566
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,957,540)		$38,051,922

U.S. GOVERNMENT AGENCY ISSUES - 1.7%
Federal Home Loan Mortgage Corp. Discount Note
2.840%, 03/23/2009 (d) (i)	200,000	199,969
2.893%, 03/30/2009 (d) (i)	100,000	99,983
Federal National Mortgage Association Discount Note
2.611%, 02/02/2009 (d) (i)	575,000	573,687
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $871,730)		$873,639

Total Investments (Cost $47,525,311) - 86.3%		$45,258,767

REPURCHASE AGREEMENTS - 58.5%
J.P. Morgan
0.050%, dated 12/31/2008, due 01/02/2009
repurchase price $30,671,088 (e)	$30,671,003	30,671,003
TOTAL REPURCHASE AGREEMENTS (Cost $30,671,003)		$30,671,003

Liabilities in Excess of Other Assets - (44.8)%		(23,481,469)
TOTAL NET ASSETS - 100.0%		$52,448,301

Footnotes

Percentages are stated as a percent of net assets.

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2008, the market value of these securities total $526,824, which represents 1.0% of total net assets.
(b) Variable Rate Security. The rate shown represents the rate at December 31, 2008.
(c) When-issued security. As of December 31, 2008, the cost of these securities total $29,733,359.
(d) Zero coupon bond. Effective yield is listed.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $1,532,051, which represents 2.9% of total net assets.
(g) Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgage at December 31, 2008.
(h) Security valued utilizing a single broker source. The market value of these securities total $101,306, which represents 0.2% of total net assets.
(i) All or a portion of the shares have been committed as collateral for futures, swaps, and obligations for purchases of when-issued securities.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Arbitrage-2 Portfolio (Fixed Income)
Schedule of Future Contracts
December 31, 2008

		Unrealized Appreciation/
	Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED
Eurodollar 90 Day Futures Contract, Expiring March 2009
(underlying Face Amount at Market Value $13,109,550)	53	$222,930
Eurodollar 90 Day Futures Contract, Expiring June 2009
(underlying Face Amount at Market Value $16,066,375)	65	306,182
Eurodollar 90 Day Futures Contract, Expiring September 2009
(underlying Face Amount at Market Value $24,192,525)	98	529,688
Eurodollar 90 Day Futures Contract, Expiring December 2009
(underlying Face Amount at Market Value $6,161,563)	25	37,238
Eurodollar 90 Day Futures Contract, Expiring March 2010
(underlying Face Amount at Market Value $5,662,025)	23	29,530
Eurodollar 90 Day Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $3,677,812)	15	13,275
Eurodollar 90 Day Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $5,872,800)	24	172,163
Eurodollar 90 Day Futures Contract, Expiring March 2011
(underlying Face Amount at Market Value $3,177,200)	13	90,417
Eurodollar 90 Day Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $2,440,625)	10	66,537
Eurodollar 90 Day Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $487,625)	2	11,845
Euro-Schatz Futures Contract, Expiring March 2009
(underlying Face Amount at Market Value $5,975,535)	40	23,867
Euro-Bobl Futures Contract, Expiring March 2009
(underlying Face Amount at Market Value $2,584,598)	16	23,067
Euro-Bond 10-Year Futures Contract, Expiring March 2009
(underlying Face Amount at Market Value $26,659,000)	212	556,360
FED Fund 30 Day, Expiring February 2009
(underlying Face Amount at Market Value $12,474,748)	30	249,829
10-Year Future, Expiring March 2009
(underlying Face Amount at Market Value $173,533)	1	1,537

TOTAL FUTURES CONTRACTS PURCHASED		$2,334,465

Underlying Funds Trust
The Arbitrage-2 Portfolio (Fixed Income)
Schedule of Future Contracts
December 31, 2008
Unrealized
Appreciation/
	Contracts	(Depreciation)
SHORT FUTURES CONTRACTS
Eurodollar 90 Day Futures Contract, Expiring June 2010
(underlying Face Amount at Market Value $491,300)	2	$(3,130)
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $243,188)	1	(4,790)
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Face Amount at Market Value $243,138)	1	(4,815)
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $242,987)	1	(4,840)
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Face Amount at Market Value $242,787)	1	(4,778)
U.S. Treasury 2-Year Note Futures Contract, Expiring March 2009
(underlying Face Amount at Market Value $57,132,375)	262	(385,467)
U.S. Treasury 5-Year Note Futures Contract, Expiring March 2009
(underlying Face Amount at Market Value $19,644,024)	165	(257,139)
U.S. Treasury 5-Year Swap Futures Contract, Expiring March 2009
(underlying Face Amount at Market Value $8,603,735)	73	(167,285)
U.S. Treasury 10-Year Swap Futures Contract, Expiring March 2009
(underlying Face Amount at Market Value $1,165,219)	9	(48,101)
U.S. Treasury Bond Futures Contract, Expiring March 2009
(underlying Face Amount at Market Value $4,555,547)	33	(225,153)

TOTAL SHORT FUTURES CONTRACTS		$(1,105,498)

TOTAL FUTURES CONTRACTS		$1,228,967

Underlying Funds Trust
The Arbitrage-2 Portfolio (Fixed Income)
Schedule of Swap Contracts
December 31, 2008

			Pay/Receive			Moody's Rating	Maximum	Unrealized
Counterparty	Reference Entity	Buy/Sell Protection	Fixed Annual Rate	Termination Date	Notional Value	of Reference Entity	Potential Future	Appreciation/ Payment

CREDIT DEFAULT SWAP BUY CONTRACTS

Goldman Sachs & Co.	3M Company, 7.000%	Buy	0.07%	3/20/2011	(2,000,000)	Aa1	(2,000,000)	44,172

Goldman Sachs & Co.	ACE Limited	Buy	1.50%	12/20/2013	(4,500,000)	A3	(4,500,000)	(107,848)

Goldman Sachs & Co.	BorgWarner, Inc., 0.660%	Buy	0.66%	3/20/2013	(3,250,000)	Baa3	(3,250,000)	330,018

Goldman Sachs & Co.	BorgWarner, Inc., 0.800%	Buy	0.80%	3/20/2013	(1,750,000)	Baa3	(1,750,000)	168,564

Goldman Sachs & Co.	CenturyTel, Inc., 6.00%	Buy	1.10%	3/20/2013	(3,250,000)	Baa2	(3,250,000)	35,084

Goldman Sachs & Co.	Commercial Metals Co., 0.400%	Buy	0.40%	12/20/2011	(1,500,000)	Baa2	(1,500,000)	191,174

Goldman Sachs & Co.	Darden Restaurants Inc., 7.125%	Buy	0.34%	9/20/2011	(1,000,000)	Baa3	(1,000,000)	60,278

Goldman Sachs & Co.	Dow Jones CDX Emerging Markets Index(1)	Buy	1.75%	12/20/2012	(7,400,000)	Ba1	(7,400,000)	1,081,582

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index(1)	Buy	3.40%	6/20/2010	(975,000)	B2	(975,000)	20,683

Goldman Sachs & Co.	First Franklin Mortgage Loan Asset Backed Certificate	Buy	2.50%	10/25/2036	(500,000)	C	(500,000)	366,410
	Series 2006-FF13, 4.500% (a)

Goldman Sachs & Co.	GATX Financial Corp., 8.875%	Buy	0.39%	6/20/2014	(1,200,000)	Baa1	(1,200,000)	162,225

Goldman Sachs & Co.	Hasbro, Inc., 6.150%	Buy	0.38%	9/20/2011	(1,000,000)	Baa2	(1,000,000)	36,016

Goldman Sachs & Co.	IXIS Real Estate Capital Trust	Buy	2.24%	2/25/2036	(390,343)	C	(390,343)	374,515
	2005-HE4B, 5.326% (a)

Goldman Sachs & Co.	Johnson Controls, Inc., 7.125%	Buy	0.44%	12/20/2013	(1,500,000)	A3	(1,500,000)	277,397

Goldman Sachs & Co.	Limited Brands, Inc., 6.125%	Buy	0.88%	3/20/2011	(1,000,000)	Ba1	(1,000,000)	101,366

Goldman Sachs & Co.	Lowes Companies, Inc., 8.250%	Buy	0.15%	3/20/2011	(1,000,000)	A1	(1,000,000)	22,205

Goldman Sachs & Co.	Lowe's Companies, Inc., 8.250%	Buy	0.10%	9/20/2011	(1,000,000)	A1	(1,000,000)	28,209

Goldman Sachs & Co.	Markit CDX.NA.IG.9(1)	Buy	5.00%	12/20/2012	(1,693,387)	Baa1	(1,693,387)	69,923

Goldman Sachs & Co.	Markit CMBX.NA.BBB.2 Index(1)	Buy	0.60%	3/15/2049	(1,000,000)	Baa2	(1,000,000)	232,360

Goldman Sachs & Co.	Markit CMBX.NA.BBB.2 Index(1)	Buy	0.60%	3/15/2049	(1,000,000)	Baa2	(1,000,000)	232,360

Goldman Sachs & Co.	Masco Corp., 5.875%	Buy	0.65%	3/20/2011	(1,000,000)	Ba1	(1,000,000)	86,920

Goldman Sachs & Co.	MDC Holdings, Inc., 5.500%	Buy	1.03%	3/20/2011	(1,000,000)	Baa3	(1,000,000)	13,961

Goldman Sachs & Co.	Meadwestvaco Corp., 6.850%	Buy	0.72%	3/20/2011	(1,000,000)	Ba1	(1,000,000)	22,972

Goldman Sachs & Co.	MGIC Investment Corp., 0.350%	Buy	0.35%	12/20/2013	(1,000,000)	Baa1	(1,000,000)	330,571

Goldman Sachs & Co.	Merrill Lynch Mortgage Investors Trust	Buy	2.37%	12/25/2036	(178,782)	C	(178,782)	174,843
	Series 2006-HE1, 5.626% (a)

Goldman Sachs & Co.	Nordstrom Inc., 5.625%	Buy	0.35%	3/20/2011	(1,000,000)	Baa1	(1,000,000)	109,867

Goldman Sachs & Co.	Nordstrom, Inc.	Buy	0.58%	6/20/2010	(1,000,000)	Baa1	(1,000,000)	75,482

Goldman Sachs & Co.	Radian Group, 0.390%	Buy	0.39%	12/20/2013	(1,000,000)	Ba1	(1,000,000)	508,808

Goldman Sachs & Co.	Radioshack Corp., 7.375%	Buy	1.12%	9/20/2011	(1,000,000)	Ba1	(1,000,000)	28,876

Goldman Sachs & Co.	Republic of Hungary	Buy	1.47%	10/20/2013	(1,500,000)	A3	(1,500,000)	165,823

Underlying Funds Trust
The Arbitrage-2 Portfolio (Fixed Income)
Schedule of Swap Contracts
December 31, 2008

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Annual Rate	Termination Date	Notional Value	Moody's Rating of Reference Entity	Maximum Potential Future	Unrealized Appreciation/ Payment

Goldman Sachs & Co.	Republic of Panama, 8.875%	Buy	1.32%	5/20/2011	(1,000,000)	Ba1	(1,000,000)	33,552

Goldman Sachs & Co.	Residential Capital, LLC, 6.500%	Buy	1.05%	3/20/2012	(2,000,000)	C	(2,000,000)	1,017,359

Goldman Sachs & Co.	Soundview Home Equity Loan Trust	Buy	3.87%	1/25/2037	(500,000)	C	(500,000)	487,542
	Series 2006-EQ2, 4.876% (a)

Goldman Sachs & Co.	Southwest Airlines Co.	Buy	1.83%	9/20/2013	(4,000,000)	Baa1	(4,000,000)	434,701

Goldman Sachs & Co.	The Gap, Inc., 6.900%	Buy	1.25%	3/20/2011	(1,000,000)	Ba1	(1,000,000)	(6,755)

Goldman Sachs & Co.	The Gap, Inc., 9.550%	Buy	0.79%	9/20/2011	(1,000,000)	Ba1	(1,000,000)	4,267

Goldman Sachs & Co.	The Lubrizol Corporation	Buy	0.82%	9/20/2013	(5,000,000)	Baa2	(5,000,000)	251,628

Goldman Sachs & Co.	The PMI Group, Inc., 0.350%	Buy	0.35%	12/20/2013	(1,000,000)	A1	(1,000,000)	345,368

Goldman Sachs & Co.	The TJX Companies, 7.45%	Buy	0.39%	3/20/2011	(1,000,000)	A3	(1,000,000)	18,109

Goldman Sachs & Co.	Volkswagen Aktiengesellschaft, 4.875%	Buy	0.54%	3/20/2013	(1,500,000)	A3	(1,500,000)	117,447

Goldman Sachs & Co.	Whirlpool Corporation	Buy	1.02%	9/20/2013	(325,000)	Baa2	(325,000)	360,460

JP Morgan	AUTOZONE, Inc.	Buy	1.35%	12/20/2013	(5,000,000)	Baa2	(5,000,000)	8,282

JP Morgan	CDX.EM.10(1)	Buy	3.35%	12/20/2013	(2,000,000)	Ba1	(2,000,000)	(47,317)

JP Morgan	Markit ABX.HE.AAA.06-2(1)	Buy	0.11%	5/25/2046	(4,000,000)	A1	(4,000,000)	1,030,287

JP Morgan	Markit ABX.HE.AAA.06-2(1)	Buy	0.11%	5/25/2046	(4,000,000)	A1	(4,000,000)	845,287

JP Morgan	Markit CDX.EM.9(1)	Buy	2.65%	6/20/2013	(1,700,000)	Ba1	(1,700,000)	195,949

Total Credit Default Swap Buy Contracts								10,340,982

CREDIT DEFAULT SWAP SELL CONTRACTS

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index(1)	Sell	3.25%	12/20/2011	4,900,000	B2	4,900,000	(447,091)

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index, 3.250%(1)	Sell	3.25%	12/20/2011	6,860,000	B2	6,860,000	(831,727)

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index(1)	Sell	0.45%	12/20/2010	6,832,000	Baa1	6,832,000	(410,822)

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index(1)	Sell	0.90%	6/20/2010	9,000,000	Baa3	9,000,000	(471,426)

Goldman Sachs & Co.	Ford Motor Credit Co., 7.000%	Sell	3.75%	9/20/2010	1,000,000	Caa1	1,000,000	(107,995)

Goldman Sachs & Co.	Ford Motor Credit Company, 7.000%	Sell	1.07%	3/20/2009	750,000	Caa1	750,000	(6,243)

Goldman Sachs & Co.	GMAC, LLC, 0.580%	Sell	0.58%	3/20/2009	1,000,000	C	1,000,000	(9,488)

Goldman Sachs & Co.	Markit ABX.HE.AAA.06-1 Index(1)	Sell	0.18%	7/25/2045	1,919,583	Aaa	1,919,583	(133,765)

Goldman Sachs & Co.	Markit ABX.HE.PENAAA.06-1 Index(1)	Sell	0.18%	7/25/2045	1,846,525	Aaa	1,846,525	(96,333)

Goldman Sachs & Co.	Markit CDX.NA.IG.9(1)	Sell	0.60%	12/20/2012	4,099,200	Baa1	4,099,200	(77,336)

Goldman Sachs & Co.	Sabre Holdings Corporation, 7.350%	Sell	1.06%	3/20/2009	750,000	Caa1	750,000	(68,161)

Goldman Sachs & Co.	The Good Year Tire & Rubber Co., 0.700%	Sell	0.70%	3/20/2009	1,000,000	B2	1,000,000	(24,806)

JP Morgan	ABX.HE.PENAAA.06-2(1)	Sell	0.11%	5/25/2046	4,420,729	Aa3	4,420,729	13,389

JP Morgan	HCA, Inc.	Sell	1.20%	3/20/2009	1,000,000	Caa1	1,000,000	(3,367)

Underlying Funds Trust
The Arbitrage-2 Portfolio (Fixed Income)
Schedule of Swap Contracts
December 31, 2008

			Pay/Receive			Moody's Rating	Maximum	Unrealized
Counterparty	Reference Entity	Buy/Sell Protection	Fixed Annual Rate	Termination Date	Notional Value	of Reference Entity	Potential Future	Appreciation/ Payment

JP Morgan	Markit ABX.HE.AA.06-1(1)	Sell	0.32%	7/25/2045	7,000,000	Aa3	7,000,000	(1,577,907)

JP Morgan	Markit ABX.HE.AA.06-1(1)	Sell	0.32%	7/25/2045	4,000,000	Aa3	4,000,000	(1,111,661)

JP Morgan	Markit ABX.HE.AAA.06-1(1)	Sell	0.18%	7/25/2045	2,879,374	Aaa	2,879,374	(222,219)

JP Morgan	Markit ABX.HE.AAA.06-1(1)	Sell	0.18%	7/25/2045	4,223,082	Aaa	4,223,082	(399,825)

JP Morgan	Residential Capital Corp	Sell	1.08%	6/20/2011	1,000,000	C	1,000,000	(506,009)

Total Credit Default Swap Sell Contracts								(6,492,792)

Total Credit Default Swap Contracts								3,848,190

(1) Implied credit rating is shown. The implied credit rating represents the weighted average credit rating of the underlying securities in the index .

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Deep Value Hedged Income-1 Portfolio
Schedule of Investments
December 31, 2008

	Shares	Value
COMMON STOCKS - 1.8%
Independent Power Producers & Energy Traders - 1.1%
Calpine Corp. (c)	69,591	$506,622
Machinery - 0.1%
Luxfer (c) (i)	23,050	33,140
Media - 0.0%
Vertis Holdings, Inc. (Acquired 10/15/2008, Cost $686,998) (a) (c) (f) (h)	16,276	0
Paper & Forest Products - 0.1%
Tembec, Inc. (c)	73,333	57,027
Transportation Infrastructure - 0.5%
Dura Automotive Systems, Inc. (Acquired 07/01/2008, Cost $2,488,734) (a) (c) (i)	137,067	205,601
TOTAL COMMON STOCKS (Cost $5,248,509)		$802,390

INVESTMENT COMPANIES - 3.5%
iShares Russell 2000 Index Fund	31,900	1,571,713
TOTAL INVESTMENT COMPANIES (Cost $2,172,880)		$1,571,713

CONVERTIBLE PREFERRED STOCKS - 1.4%
Transportation Infrastructure - 1.4%
Dura Operating Corp. 20% (Acquired 08/28/2008, Cost $3,569,742) (a) (c) (i)	43,853	657,795
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,631,947)		$657,795

	Principal
	Amount
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.1%
Countrywide Asset-Backed Certificates
Series 2007-SEA1 Class 2B1, 5.000%, 12/25/2036 (f) (h)	60,000	4,200
Series 2007-SEA1 Class 2M5, 2.271%, 02/25/2037 (f) (h)	84,000	8,400
Series 2007-QH1 Class B1, 5.000%, 02/25/2037 (f) (h)	106,000	8,215
Series 2007-QX1 Class M3, 2.271%, 04/25/2037 (f) (h)	247,000	61,750
Series 2007-QH2 Class B1, 5.000%, 04/25/2037 (f) (h)	100,000	19,000
Series 2007-QX1 Class M1, 1.721%, 05/25/2037 (f)	96,000	50,184
Series 2007-QX1 Class M2, 1.971%, 05/25/2037 (f)	342,000	127,555
Series 2007-QX1 Class M4, 2.271%, 05/25/2037 (f) (h)	107,000	16,050
Series 2007-QX1 Class B1, 5.000%, 05/25/2037 (f) (h)	170,000	3,825
Series 2007-QX1 Class M5, 5.000%, 05/25/2037 (f) (h)	200,000	14,000
Series 2007-QX1 Class M6, 5.000%, 05/25/2037 (f) (h)	79,000	3,950
Series 2007-QX1 Class M7, 5.000%, 05/25/2037 (f) (h)	65,000	1,950
Series 2007-SEA2 Class 2M1, 2.971%, 06/25/2047 (f) (h)	53,000	26,765
Series 2007-SEA2 Class 2M2, 2.971%, 06/25/2047 (f) (h)	81,000	38,070
Series 2007-SEA2 Class 2M3, 2.971%, 06/25/2047 (f) (h)	145,000	60,538
Series 2007-SEA2 Class 2M4, 2.971%, 06/25/2047 (f) (h)	34,000	8,500
Series 2007-SEA2 Class 2B1, 5.000%, 06/25/2047 (f) (h)	16,000	3,200
Series 2007-SEA2 Class 2M5, 5.000%, 06/25/2047 (f) (h)	112,000	33,600
Series 2007-SEA2 Class 2M6, 5.000%, 06/25/2047 (f) (h)	16,000	3,920

Federal Home Loan Mortgage Corp.
Series 2591 Class IB, 5.500%, 02/15/2030 (g)	303,228	22,584
QHL-1 1st Funding Loan
12.000%, 05/17/2010 (Acquired 06/15/2007, Cost $1,845,000) (a) (d) (f) (h)	1,845,000	1,483,380
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/25/2013 (c) (f) (h)	660,723	19,821
Series 2007-QHL1, 7.870%, 10/13/2038 (f) (h)	789,358	631,486
Series 2007-QHL1 Class P, 17.360%, 10/25/2038 (f) (h)	5,614,772	6,861
Series 2007-QHL1 Class X, 0.000%, 10/25/2038 (f) (h)	5,614,772	280,739
Series 2007-QHL1 Class M1, 1.971%, 10/25/2038 (f) (h)	260,000	111,800
Series 2007-QHL1 Class M2, 1.971%, 10/25/2038 (f) (h)	217,000	84,630
Series 2007-QHL1 Class M3, 1.971%, 10/25/2038 (f) (h)	255,000	73,950
Series 2007-QHL1 Class M4, 1.971%, 10/25/2038 (f) (h)	118,000	8,260
Series 2007-QHL1 Class B1, 5.000%, 10/25/2038 (f) (h)	160,000	3,000
Series 2007-QHL1 Class M5, 5.000%, 10/25/2038 (f) (h)	229,000	11,449
Series 2007-QHL1 Class M6, 5.000%, 10/25/2038 (f) (h)	89,000	3,560
Series 2007-QHL1 Class M7, 5.000%, 10/25/2038 (f) (h)	87,000	2,520
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,959,061)		$3,237,712

CONVERTIBLE BONDS - 1.5%
Auto Components - 1.5%
Standard Motor Products, Inc.
6.750%, 07/15/2009	780,000	706,875
TOTAL CONVERTIBLE BONDS (Cost $768,781)		$706,875

CORPORATE BONDS - 61.4%
Airlines - 0.8%
American Airlines, Inc. Equipment Trust 1990
10.610%, 03/04/2010 (f)	500,000	345,625
Apparel Retail - 0.4%
Rafaella Apparel Group, Inc.
11.250%, 06/15/2011	506,000	179,630
Auto Components - 2.9%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014	1,000,000	175,000
J.B. Poindexter & Co., Inc.
8.750%, 03/15/2014	1,000,000	472,500
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013	1,000,000	380,000
Lear Corp.
8.750%, 12/01/2016	1,000,000	290,000
Total Auto Components		1,317,500

Building Materials - 0.5%
Ply Gem Industries, Inc.
9.000%, 02/15/2012	1,000,000	240,000
Chemicals - 2.3%
Momentive Performance Materials, Inc.
11.500%, 12/01/2016 (b)	2,000,000	590,000
Nova Chemicals Corp.
7.400%, 04/01/2009	500,000	461,250
Total Chemicals		1,051,250

Commercial Services & Supplies - 1.8%
Aleris International, Inc.
10.000%, 12/15/2016	1,000,000	162,500
Koosharem Corp.
5.790%, 07/01/2014 (i)	1,076,736	376,858
West Corp.
9.500%, 10/15/2014	500,000	275,000
Total Commercial Services & Supplies		814,358

Computers & Peripherals - 1.2%
Intcomex, Inc.
11.750%, 01/15/2011	380,000	180,500
Viasystems, Inc.
10.500%, 01/15/2011	500,000	362,500
Total Computers & Peripherals		543,000
Construction & Engineering - 0.1%
Autopistas del Sol SA
7.000%, 06/15/2009 (Acquired 02/27/2008, Cost $84,308) (a) (i)	85,000	63,750
Consumer Finance - 2.3%
Discover Financial Services
2.629%, 06/11/2010 (b)	750,000	642,192
Ford Motor Credit Co., LLC
9.750%, 09/15/2010 (b) (f)	500,000	399,997
Total Consumer Finance		1,042,189

Containers & Packaging - 4.3%
Berry Plastic Holdings Corp.
10.250%, 03/01/2016	1,000,000	355,000
Caraustar Industries, Inc.
7.375%, 06/01/2009	1,000,000	582,500
Constar International, Inc.
11.000%, 12/01/2012 (d)	292,000	7,300
Portola Packaging, Inc.
8.250%, 02/01/2012 (d)	1,000,000	375,000
Solo Cup Co.
8.500%, 02/15/2014	1,000,000	640,000
Total Containers & Packaging		1,959,800

Diversified Telecommunications - 1.2%
Primus Telecommunications IHC, Inc.
14.250%, 05/20/2011 (f) (i)	3,000,000	480,000
14.250%, 05/20/2011 (Acquired 05/19/2008, Cost $703,558) (a) (f) (i)	500,000	80,000
		560,000
Electrical Equipment - 1.4%
Coleman Cable, Inc.
9.875%, 10/01/2012	1,000,000	631,250
International Wire Group, Inc.
10.000%, 10/15/2011	26,000	21,190
Total Electrical Equipment		652,440

Electronics - 0.4%
NXP BV / NXP Funding LLC
9.500%, 10/15/2015 (Acquired 09/26/2007, Cost $946,503) (a) (f)	1,000,000	190,000

Food & Staples Retailing - 1.2%
Duane Reade, Inc.
9.750%, 08/01/2011		350,000	185,500
Rite Aid Corp.
8.625%, 03/01/2015		1,000,000	345,000
Total Food & Staples Retailing			530,500

Food Products - 1.0%
Dole Food Co., Inc.
8.625%, 05/01/2009 (b)		500,000	452,500
Health Care Equipment & Supplies - 1.5%
Accellent, Inc.
10.500%, 12/01/2013		1,000,000	685,000
Health Care Providers & Services - 1.1%
Select Medical Corp.
8.834%, 09/15/2015 (b)		1,000,000	520,000
Hotels, Restaurants & Leisure - 6.4%
Buffets, Inc.
12.500%, 11/01/2014 (d)		1,000,000	1,875
Denny's Holdings, Inc.
10.000%, 10/01/2012		500,000	346,250
Harrahs Operating Co., Inc.
5.500%, 07/01/2010		500,000	317,500
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010		500,000	165,000
Landry's Restaurants, Inc.
9.500%, 12/15/2014 (b)		250,000	250,000
Perkins & Marie Callender's, Inc.
10.000%, 10/01/2013		1,000,000	485,000
Real Mex Restaurants, Inc.
10.000%, 04/01/2010 (b)		500,000	380,000
Silverleaf Resorts, Inc.
8.000%, 04/01/2010		1,200,000	960,000
Total Hotels, Restaurants & Leisure			2,905,625

Household Durables - 0.2%
TOUSA, Inc.
9.000%, 07/01/2010 (d)		1,000,000	20,000
Waterford Wedgwood PLC
9.875%, 12/01/2010 (d) (f)	EUR	500,000	55,602
Total Household Durables			75,602

Household Products - 0.6%
Spectrum Brands, Inc.
12.500%, 10/02/2013 (b)		$1,000,000	272,500
IT Services - 0.8%
Unisys Corp.
6.875%, 03/15/2010		750,000	352,500
Machinery - 4.3%
Fantuzzi Finance SA
10.750%, 07/16/2020 (d) (f) (i)	EUR	596,000	621,351
Luxfer Holdings
11.330%, 02/06/2012 (i)		$80,000	80,514

Milacron Escrow Corp.
11.500%, 05/15/2011		1,000,000	650,000
Wolverine Tube, Inc.
10.500%, 04/01/2009		750,000	603,750
Total Machinery			1,955,615

Media - 2.9%
American Media Operations, Inc.
10.250%, 05/01/2009		2,000,000	402,512
10.250%, 05/01/2009 (Acquired 01/18/2008, Cost $0) (a) (f)		36,360	7,318
Charter Comm. Holdings I LLC/Charter Comm. Holdings I Capital Corp.
13.500%, 01/15/2014 (b)		1,000,000	51,250
11.750%, 05/15/2014 (b)		1,000,000	51,250
Knight Ridder, Inc.
7.125%, 06/01/2011		750,000	210,000
Satelites Mexicanos SA de CV
10.209%, 11/30/2011 (b)		500,000	265,000
The Sheridan Group, Inc.
10.250%, 08/15/2011		500,000	350,625
Vertis, Inc.
13.500%, 04/01/2014 (f)		305,714	4,586
Total Media			1,342,541

Metals & Mining - 2.0%
Asia Aluminum Holdings Ltd.
8.000%, 12/23/2011		25,000	7,500
Frontera Copper Corp.
10.000%, 06/15/2010 (f)	CAD	1,300,000	421,223
Neenah Foundary Corp.
9.500%, 01/01/2017		$1,000,000	500,000
Total Metals & Mining			928,723

Multi-line Retail - 1.3%
Brookstone Co., Inc.
12.000%, 10/15/2012		1,000,000	570,000
Oil, Gas & Consumable Fuels - 5.9%
Callon Petroleum Co.
9.750%, 12/08/2010		500,000	200,000
Coalcorp Mining, Inc.
12.000%, 08/31/2011 (f)		600,000	360,000
Harvest Operations Corp.
7.875%, 10/15/2011		791,000	569,520
National Coal Corp.
10.500%, 12/15/2010		750,000	669,375
Ship Finance International Ltd.
8.500%, 12/15/2013		500,000	355,000
Transmeridian Exploration, Inc.
12.000%, 12/15/2010 (d) (f)		1,250,000	312,500
USEC, Inc.
6.750%, 01/20/2009		220,000	214,500
Total Oil, Gas & Consumable Fuels			2,680,895

Paper & Forest Products - 0.3%
Abitibi-Consolidated Co. of Canada
15.500%, 07/15/2010 (Acquired 04/01/2008, Cost $356,765) (a) (f)	412,000	119,480
Paper Products - 0.4%
Cellu Tissue Holdings, Inc.
9.750%, 03/15/2010	250,000	200,000
Real Estate Investment Trusts - 0.5%
iStar Financial, Inc.
5.375%, 04/15/2010	500,000	230,000

Road & Rail - 0.4%
Quality Distribution LLC/QD Capital Corp.
9.000%, 11/15/2010	500,000	160,000
Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology, Inc.
7.750%, 05/15/2013	1,000,000	570,000
Freescale Semiconductor, Inc.
10.125%, 12/15/2016	1,000,000	410,000
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co.
6.875%, 12/15/2011 (d)	2,000,000	70,000
Spansion LLC
11.250%, 01/15/2016 (Acquired 08/02/2007, Cost $955,424) (a)	1,000,000	70,000
Total Semiconductors & Semiconductor Equipment		1,120,000

Special Purpose Entity - 0.3%
Winterhaven Finance BV
8.750%, 12/11/2028 (d) (f) (h)	640,000	128,000
Specialty Retail - 2.6%
Ames True Temper, Inc.
10.000%, 07/15/2012	1,000,000	350,000
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014	1,000,000	300,000
Claire's Stores, Inc.
9.625%, 06/01/2015	1,051,877	94,669
Linens 'n Things, Inc.
8.338%, 01/15/2014 (b) (d)	858,631	107,329
Remington Arms Co., Inc.
10.500%, 02/01/2011	448,000	340,480
Total Specialty Retail		1,192,478

Telecommunication Services - 0.6%
Securus Technologies, Inc.
11.000%, 09/01/2011	401,000	278,695
Textiles, Apparel & Luxury Goods - 0.4%
GFSI, Inc.
10.500%, 06/01/2011 (Acquired 09/19/2007, Cost $63,947) (a) (b)	62,000	52,700
Industrias Unidas
8.750%, 03/26/2009 (f) (i)	160,000	140,000
Total Textiles, Apparel & Luxury Goods		192,700

Transportation Infrastructure - 4.6%
Dura 2nd Lien Note
15.732%, 06/25/2018 (Acquired 09/25/2008, Cost $1,982,850) (a) (i)	2,718,197	1,970,692

USF Corp.
8.500%, 04/15/2010	250,000	130,000
Total Transportation Infrastructure		2,100,692

TOTAL CORPORATE BONDS (Cost $63,187,210)		$27,953,588

	Principal
	Amount
CERTIFICATES OF DEPOSIT - 0.0%
Capital One Bank USA N.A.
4.300%, 04/20/2009	$7,000	7,048
TOTAL CERTIFICATES OF DEPOSIT (Cost $6,905)

OTHER SECURITIES - 5.1%
T4/Halcyon Loan
15.000%, 05/04/2010 (Acquired 05/04/2007) (a) (f) (h)	925,652	925,652
T4/Halcyon Participation Units
Expiration: May 2010, Exercise Price: $1.00 (Acquired 05/04/2007) (a) (f) (h)	14,340	1,396,148
TOTAL OTHER SECURITIES (Cost $925,652)		2,321,800

Total Investments (Cost $81,900,945) - 81.8%		$37,258,921

REPURCHASE AGREEMENTS - 14.0%
J.P. Morgan
0.050%, dated 12/31/2008, due 01/02/2009
repurchase price $6,381,227 (e)	$6,381,218	6,381,218
TOTAL REPURCHASE AGREEMENTS (Cost $6,381,218)		$6,381,218

Other Assets in Excess of Liabilities - 4.2%		1,889,895
TOTAL NET ASSETS - 100.0%		$45,530,034

Footnotes

Percentages are stated as a percent of net assets.

CAD	Canadian Dollar
EUR	European Monetary Unit
(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2008, the market value of these securities total $7,222,516, which represents 15.9% of total net assets.
(b) Variable Rate Security. The rate shown represents the rate at December 31, 2008.
(c) Non-income producing.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $9,202,610, which represents 20.2% of total net assets.
(g) Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgage at December 31, 2008.
(h) Fair-valued security. The market value of these securities total $5,664,928, which represents 12.4% of total net assets.
(i) Security valued utilizing a single broker source. The market value of these securities total $4,709,701, which represents 10.3% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Deep Value Hedged Income-1 Portfolio
Schedule of Securities Sold Short
December 31, 2008

	Shares	Value
COMMON STOCKS
Carmax, Inc.	9,730	$76,672
TOTAL COMMON STOCKS (Proceeds $146,220)		76,672
	Principal
	Amount
CORPORATE BONDS
Station Casinos, Inc.
6.50%, 02/01/2014	$1,000,000	57,500
TOTAL CORPORATE BONDS (Proceeds $708,880)		57,500
Total Securities Sold Short (Proceeds $855,100)		$134,172

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
December 31, 2008
	Shares	Value
COMMON STOCKS - 44.9%
Auto Components - 0.2%
Dana Holding Corp. (a)	1,323	$979
Fuel Systems Solutions, Inc. (a)	2,965	97,133
Total Auto Components		98,112

Biotechnology - 0.0%
CytRx Corp. (a) (f)	43,820	13,584
Building Products - 0.0%
Armstrong World Industries Inc. (f)	29	627
Chemicals - 6.4%
Arabian American Development Co. (a) (f)	61,817	98,907
Chemtura Corp.	163,228	228,519
GenTek, Inc. (a)	135,013	2,031,946
Rockwood Holdings, Inc. (a)	5,040	54,432
Solutia, Inc. (a)	21,300	95,850
Texas Petrochemicals, Inc. (a) (f)	20,300	102,515
WR Grace & Co. (a)	22,863	136,492
Total Chemicals		2,748,661

Commercial Services & Supplies - 6.0%
The Brink's Co.	12,718	341,860
Cenveo, Inc. (a)	32,100	142,845
Cornell Cos., Inc. (Acquired 06/12/2008, Cost $594,684) (a) (b)	30,100	559,559
Corrections Corp. of America (a)	2,500	40,900
The Geo Group, Inc. (a)	79,609	1,435,350
Interface, Inc. - Class A	13,345	61,921
Total Commercial Services & Supplies		2,582,435

Construction & Engineering - 0.8%
Foster Wheeler Ltd. (a)	7,362	172,124
KBR, Inc.	12,400	188,480
Total Construction & Engineering		360,604

Consumer Finance - 0.0%
Cardtronics, Inc. (a)	8,610	11,107
Diversified Consumer Services - 0.6%
Brink's Home Security Holdings, Inc. (a)	12,718	278,779
Diversified Financial Services - 0.4%
BPW Acquisition Corp. (a)	300	2,703
CIT Group, Inc.	31,062	141,021
Sapphire Industrials Corp. (a)	900	8,285
Trian Acquisition I Corp. (a)	300	2,673
Triplecrown Acquisition Corp. (a)	600	5,430
Total Diversified Financial Services		160,112
Diversified Telecommunication Services - 0.0%
Primus Telecommunications Group, Inc. (a)	189,700	11,382

Electrical Equipment - 0.2%
Sunpower Corp. (a)	2,659	80,940
Electronic Equipment, Instruments & Components - 0.2%
Electronic Control Security, Inc. (a) (f) (h)	1,537,859	107,650
Hotels, Restaurants & Leisure - 1.7%
Center Cut Hospitality, Inc. (a) (f) (g)	14,800	404,780
Famous Dave's Of America, Inc. (a)	68,302	198,076
Wyndham Worldwide Corp.	18,084	118,450
Total Hotels, Restaurants & Leisure		721,306

Independent Power Producers & Energy Traders - 0.9%
Calpine Corp. (a)	20,129	146,539
Mirant Corp. (a)	4,747	89,576
NRG Energy, Inc. (a)	6,723	156,848
Total Independent Power Producers & Energy Traders		392,963

IT Services - 1.0%
Fidelity National Information Services, Inc.	10,521	171,177
Lender Processing Services, Inc.	9,507	279,981
Total IT Services		451,158

Life Sciences Tools & Services - 0.1%
Innovive Escrow Shares (a) (f) (g)	248,700	38,951
Machinery - 0.1%
Trinity Industries, Inc.	2,181	34,373
Media - 2.4%
Deutsche Bank Mexicosa SA (a) (f)	2,181	954
Fisher Communications, Inc.	4,534	93,582
Global Traffic Network, Inc. (a)	161,670	944,153
Time Warner Cable, Inc. - Class A (a)	17	364
Vertis Holdings, Inc. (a) (f)	2,903	0
Total Media		1,039,053

Metals & Mining - 1.1%
Ormet Corp. (a) (f)	15,000	12,750
White Mountain Titanium Corp. (Acquired 09/02/2008, Cost $693,200) (a) (b) (f)	866,500	441,915
Total Metals & Mining		454,665

Oil, Gas & Consumable Fuels - 4.4%
Elk Horn Coal Member Units (a) (f) (i)	1,139,645	660,994
International Coal Group Inc. (a)	50,231	115,531
Linn Energy LLC	28,271	423,217
Peabody Energy Corp.	9,077	206,502
Petroquest Energy, Inc. (a)	20,670	139,729
Rosetta Resources, Inc. (a)	12,750	90,270
Williams Cos., Inc.	18,336	265,505
Total Oil, Gas & Consumable Fuels		1,901,748

Paper & Forest Products - 0.1%
Tembec, Inc. (Acquired 03/12/2008, Cost $0) (a) (b) (f)	40,850	31,767
Pharmaceuticals - 0.3%
Access Pharmaceuticals, Inc. (a) (f)	110,480	109,375

Professional Services - 0.8%
TeamStaff, Inc. (a) (f)	188,404	348,547
Real Estate Investment Trusts - 0.6%
Huntingdon Real Estate Investment Trust (Acquired 01/17/2008, Cost $3,659,328) (b)	1,704,550	276,152
Real Estate Management & Development - 15.1%
IAT Air Cargo Facilities Income Fund (Acquired 08/20/2008, Cost $18,517,456) (b) (f) (h)	2,686,579	6,528,746
Software - 0.6%
Spare Backup, Inc. (Acquired 09/02/2008, Cost $192,080) (a) (b) (f) (g)	1,382,317	248,817
Tobacco - 0.9%
Lorillard, Inc.	6,937	390,900
Transportation Infrastructure - 0.0%
Sea Containers Ltd. - Class A (a)	7,500	16
TOTAL COMMON STOCKS (Cost $44,229,854)		$19,422,530

INVESTMENT COMPANIES - 3.1%
Gabelli Global Deal Fund	18,834	247,479
UltraShort Lehman 20+ Year Treasury ProShares	800	30,184
UltraShort Real Estate ProShares	900	45,639
UltraShort Russell 2000 ProShares	14,571	922,636
United States Oil Fund LP (a)	1,800	59,598
WesternOne Equity Income Fund	14,232	40,350
TOTAL INVESTMENT COMPANIES (Cost $2,051,490)		$1,345,886

CONVERTIBLE PREFERRED STOCKS - 0.0%
Media - 0.0%
ION Media Networks, Inc. 12% (a) (f) (g)	1	360
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $0)		$360

	Principal
	Amount
CONVERTIBLE BONDS - 0.6%
Biotechnology - 0.1%
Cell Therapeutics, Inc.
4.000%, 07/01/2010 (f)	$1,000,000	50,000
Semiconductors & Semiconductor Equipment - 0.5%
Jazz Technologies, Inc.
8.000%, 12/31/2011 (Acquired 06/5/2007, Cost $327,713) (b) (f)	350,000	68,250
8.000%, 12/31/2011 (f)	640,000	124,800
Total Semiconductors & Semiconductor Equipment		193,050

TOTAL CONVERTIBLE BONDS (Cost $1,559,579)		$243,050

CORPORATE BONDS - 27.9%
Airlines - 6.1%
Hawaiian Airlines, Inc. Term Loan B
9.000%, 03/11/2011 (f) (i)	3,500,000	2,625,000

Auto Components - 0.6%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014		1,500,000	262,500
Dana Corp.
6.500%, 03/15/2008 (d)		300,000	30
Dura Operating Corp.
9.000%, 05/01/2009 (d) (g)		150,000	0
Total Auto Components			262,530

Automobiles - 0.6%
Chrysler Corp. Term Loan
6.200%, 08/03/2013		943,789	240,666
Commercial Services & Supplies - 0.8%
Quebecor Dip Loan
8.250%, 07/17/2009 (f)		157,655	126,124
8.250%, 12/31/2050 (f)		351,070	175,535
8.250%, 12/31/2050 (f)	CAD	27,936	13,715
Quebecor World Capital Corp.
6.125%, 11/15/2013 (d) (f)		$540,000	14,850
Total Commercial Services & Supplies			330,224

Communications Equipment - 1.1%
Telcordia Technologies, Inc.
8.503%, 07/15/2012 (Acquired 10/18/2007, Cost $959,109) (b) (c) (f)		1,000,000	485,000
Diversified Financial Services - 1.2%
Capmark Bridge Loan
1.136%, 03/23/2009 (f) (i)		480,670	408,569
Capmark Financial Group, Inc.
3.038%, 05/10/2010 (c)		190,000	96,992
Total Diversified Financial Services			505,561

Diversified Telecommunication Services - 1.9%
Iridium LLC/Capital Corp.
14.000%, 07/15/2005 (d)		225,000	563
Primus Telecommunications Group, Inc.
8.000%, 01/15/2014		860,000	43,000
Primus Telecommunications Group, Inc. Term Loan B
9.270%, 02/18/2011 (f) (i)		1,984,575	793,830
Total Diversified Telecommunication Services			837,393

Food Manufacturers - 0.9%
Merisant Co. Dip Loan
6.920%, 01/11/2050 (f)		546,876	362,305
Merisant Co.
9.500%, 07/15/2013 (c)		312,000	37,440
Total Food Manufacturers			399,745

Health Care Providers & Services - 0.5%
Interactive Health LLC/Interactive Health Finance Corp.
7.250%, 04/01/2011 (Acquired 09/21/2007, Cost $587,620) (b) (f)		662,000	198,600

Hotels, Restaurants & Leisure - 0.3%
Buffets, Inc. Letter Of Credit
7.711%, 05/01/2013 (f) (i)	62,724	14,113
Buffets, Inc. Term Loan
7.711%, 01/22/2009 (f)	472,859	106,393
Total Hotels, Restaurants & Leisure		120,506

Household Durables - 0.3%
K. Hovnanian Enterprises, Inc.
6.500%, 01/15/2014	480,000	129,600

Leisure Equipment & Products - 0.0%
PCA International, Inc. (d)	311,000	12,440

Media - 0.0%
Vertis, Inc.
13.500%, 04/01/2014 (f)	58,221	873
Paper & Forest Products - 0.7%
Abitibi-Consolidated, Inc.
8.500%, 08/01/2029	1,380,000	96,600
Tembec Industries, Inc. Term Loan
8.436%, 06/01/2012 (f)	365,500	219,300
Total Paper & Forest Products		315,900

Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor SA
5.246%, 12/15/2011 (c)	300,000	10,500
Specialty Retail - 4.5%
Ames True Temper, Inc.
10.000%, 07/15/2012	840,000	294,000
Amscan Holdings, Inc.
8.750%, 05/01/2014	500,000	292,500
Broder Brothers Co.
11.250%, 10/15/2010 (c)	5,268,000	1,369,680
Total Specialty Retail		1,956,180

Textiles, Apparel & Luxury Goods - 7.3%
GFSI, Inc.
10.500%, 06/01/2011 (Acquired 12/13/2007, Cost $1,556,738) (b) (c) (f)	1,577,000	1,340,450
Unifi, Inc.
11.500%, 05/15/2014 (f)	3,100,000	1,829,000
Total Textiles, Apparel & Luxury Goods		3,169,450

Thrifts & Mortgage Finance - 0.4%
Residential Capital LLC
8.375%, 06/30/2010 (c)	480,000	168,000
Tobacco - 0.7%
North Atlantic Trading, Inc.
9.250%, 03/01/2012 (f)	300,000	90,000
10.000%, 03/01/2012 (Acquired 06/04/2007, Cost $351,225) (b) (f)	350,000	192,500
Total Tobacco		282,500

TOTAL CORPORATE BONDS (Cost $24,092,506)		$12,050,668

ESCROW NOTES - 0.0%
Media - 0.0%
Adelphia Communications Corp.
10.250%, 11/01/2006 (a)	$182,000	5,233
TOTAL ESCROW NOTES (Cost $0)		5,233

	Shares
RIGHTS - 0.1%
Gabelli Global Deal Rights (a)	18,834	39,551
TOTAL RIGHTS (Cost $0)		$39,551

WARRANTS - 0.0%
Brazil Ethanol, Inc.
Expiration: April 2009, Exercise Price: $5.00
(Acquired 03/30/2007, Cost $11,640) (a) (b) (f) (g)	14,550	2,183
Solutia, Inc.
Expiration: February 2013, Exercise Price: $29.70 (a)	1,705	273
Spare Backup, Inc.
Expiration: July 2012, Exercise Price: $1.00 (Acquired 09/02/2008, Cost $0) (b) (f)	590,915	0
White Mountain Titanium Corp.
Expiration: August 2010, Exercise Price: $0.60 (Acquired 09/02/2008, Cost $160,000) (b) (f) (g)	800,000	0
TOTAL WARRANTS (Cost $183,500)		$2,456

RECOVERY TRUSTS
Diversified Financial Services - 0.0%
Adelphia Recovery Trust (a)	175,044	1,750
TOTAL RECOVERY TRUSTS (Cost $81,657)		1,750

ENHANCED INCOME SECURITIES - 0.9%
Food Products - 0.9%
B&G Foods, Inc. (Each unit consists of 1 share of Class A
Common Stock and 1 12%, 10/30/16 subordinated note)	39,185	405,565
TOTAL ENHANCED INCOME SECURITIES (Cost $492,684)		405,565

	Contracts
PURCHASED OPTIONS - 0.3%
Call Options - 0.0%
Williams Cos., Inc.
Expiration: January 2009, Exercise Price: $15.00	20	1,240
Total Call Options		1,240
Put Options - 0.3%
General Motors Corp.
Expiration: January 2009, Exercise Price: $30.00	45	121,275
Total Put Options		121,275

TOTAL PURCHASED OPTIONS (Cost $22,010)		$122,515

Total Investments (Cost $72,713,280) - 77.8%		$33,639,564

	Principal
	Amount
REPURCHASE AGREEMENTS - 29.9%
J.P. Morgan
0.050%, dated 12/31/2008, due 01/02/2009
repurchase price $12,917,959 (e)	$12,917,923	12,917,923
TOTAL REPURCHASE AGREEMENTS (Cost $12,917,923)		$12,917,923

Liabilities in Excess of Other Assets - (7.7)%		(3,328,771)
TOTAL NET ASSETS - 100.0%		$43,228,716

Footnotes

Percentages are stated as a percent of net assets.

CAD	Canadian Dollar
(a) Non-income producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2008, the market value of these securities total $10,373,939, which represents 24.0% of total net assets.
(c) Variable Rate Security. The rate shown represents the rate at December 31, 2008.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $18,392,002, which represents 42.5% of total net assets.
(g) Fair-valued security. The market value of these securities total $446,274 , which represents 1.0% of total net assets.
(h) Affiliated issuer. See Note 7 of the Notes to Financial Statements.
(i) Security valued utilizing a single broker source. The market value of these securities total $4,502,506, which represents 10.4% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Distressed Securities & Special Situations-1 Portfolio
Schedule of Securities Sold Short
December 31, 2008

	Shares	Value
COMMON STOCKS
Allegiant Travel Co.	900	$43,713
AvalonBay Communities, Inc.	3,100	187,798
Cullen/Frost Bankers, Inc.	1,176	59,600
Green Mountain Coffee Roasters, Inc.	1,646	63,700
Redwood Trust, Inc.	3,832	57,135
Torchmark Corp.	3,200	143,040
Unifi, Inc.	1,200	3,384
The Walt Disney Co.	300	6,807
TOTAL COMMON STOCKS (Proceeds $599,882)		565,177

INVESTMENT COMPANIES
iShares CDN S&P/TSX Capped REIT Index Fund	12,480	82,695
iShares Russell 2000 Index Fund	4,000	197,080
iShares Russell 2000 Value Index Fund	1,090	53,595
iShares S&P Mid Cap 400 Index Fund	1,350	72,171
Retail HOLDRs Trust	636	47,872
TOTAL INVESTMENT COMPANIES (Proceeds $677,663		453,413

	Principal
	Amount
CORPORATE BONDS
Healthsouth Corp.
10.750%, 06/15/2016	$380,000	348,650
Kaiser Aluminum & Chemical Corp.
12.75%, 02/01/2003	1,157,000	0
MGM Mirage
5.875%, 02/27/2014	190,000	121,600
TOTAL CORPORATE BONDS (Proceeds $658,528)		470,250
Total Securities Sold Short (Proceeds $1,936,073)		$1,488,840

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Distressed Securities & Special Situations-1 Portfolio
Schedule of Options Written
December 31, 2008

	Contracts	Value
PUT OPTIONS
KBR, Inc.
Expiration: January 2009, Exercise Price: $15.00	15	$1,125
Williams Cos., Inc.
Expiration: January 2009, Exercise Price: $10.00	20	100
		1,225
Total Options Written (Premiums received $3,670)		$1,225

Underlying Funds Trust
The Energy & Natural Resources-1 Portfolio
Schedule of Investments
December 31, 2008

	Shares	Value
COMMON STOCKS - 51.2%
Aerospace & Defense - 0.5%
Aerovironment, Inc. (a)	4,500	$165,645
Chemicals - 1.8%
Migao Corp. (a)	70,000	323,208
Neo Material Technologies, Inc. (a)	150,000	154,313
Sociedad Quimica y Minera De Chile SA - ADR	4,000	97,560
Total Chemicals		575,081

Commercial Services & Supplies - 0.4%
Covanta Holding Corp. (a)	4,500	98,820
Tetra Tech, Inc. (a)	700	16,905
Total Commercial Services & Supplies		115,725

Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	5,000	99,000
Diversified Financial Services - 0.5%
Climate Exchange PLC (a)	12,000	151,827
Electric Utilities - 0.2%
Acciona SA	500	61,857
Electrical Equipment - 6.8%
American Superconductor Corp. (a)	12,000	195,720
Centrotherm Photovoltaics AG (a)	6,000	166,806
Clear Skies Solar, Inc. (a)	66,428	11,293
Energy Conversion Devices, Inc. (a)	4,000	100,840
First Solar, Inc. (a)	1,500	206,940
Gamesa Corp. Tecnologica SA	9,000	159,383
GT Solar International, Inc. (a)	35,000	101,150
Heliocentris Fuel Cells AG (a)	32,000	233,973
ITM Power PLC (a)	75,000	15,905
Nordex AG (a)	7,975	110,856
Q-Cells SE (a)	3,000	105,504
Solarworld AG	5,800	121,740
Solon SE (a)	5,000	99,736
Sunpower Corp. - Class A (a)	4,000	148,000
Vestas Wind System A/S (a)	4,500	255,059
Yingli Green Energy Holdings Co. Ltd. - ADR (a)	15,000	91,500
Total Electrical Equipment		2,124,405

Electronic Equipment, Instruments & Components - 0.8%
Catch The Wind Ltd. (Acquired 08/08/2008, Cost $187,707) (a) (e)	148,000	119,887
Itron, Inc. (a)	2,000	127,480
Total Electronic Equipment, Instruments & Components		247,367

Energy Equipment & Services - 0.4%
Aeroquest International Ltd. (a)	154,000	56,136
Hanwei Energy Services Corp. (a)	100,000	64,804
Total Energy Equipment & Services		120,940

Food Products - 0.8%
Archer-Daniels-Midland Co.	4,500	129,735
Bunge Ltd.	2,000	103,540
Cosan Ltd. - Class A (a)	5,000	17,300
Total Food Products		250,575

Independent Power Producers & Energy Traders - 1.5%
Iberdrola Renovables SA (a)	15,000	63,595
McKenzie Bay International Ltd. (Acquired 09/02/2008 - 09/05/2008, Cost $95,023) (a) (c) (e)	1,190,000	88,060
Ormat Technologies, Inc.	4,500	143,415
Sechilienne-Sidec (a)	2,200	97,859
US Geothermal, Inc. (a)	74,300	61,669
Total Independent Power Producers & Energy Traders		454,598

Machinery - 1.4%
Badger Meter, Inc.	5,500	159,610
China Wind Systems, Inc. (a)	86,000	47,300
Energy Recovery, Inc. (a)	20,000	151,600
Trinity Industries, Inc.	6,000	94,560
Total Machinery		453,070

Marine - 0.7%
Navios Maritime Partners LP	29,600	211,344
Metals & Mining - 3.4%
Capstone Mining Corp. (a)	145,500	107,254
Dynasty Metals & Mining, Inc. (a)	140,000	328,878
Energold Drilling Corp. (a)	55,000	43,661
Geodex Minerals Ltd. (a)	300,000	62,847
High Desert Gold Corp. (a)	1,000,000	153,909
MagIndustries Corp. (a)	240,000	50,547
Major Drilling Group International, Inc.	6,000	60,753
Phoscan Chemical Corp. (a)	505,500	122,843
South American Silver Corp. (a)	500,000	72,904
Tournigan Energy Ltd. (a)	428,500	64,275
Total Metals & Mining		1,067,871

Oil, Gas & Consumable Fuels - 29.3%
BreitBurn Energy Partners LP	61,100	428,005
Capital Product Partners LP	54,900	428,220
Carnarvon Petroleum Ltd. (a)	704,999	159,745
Copano Energy LLC	75,900	885,753
Delavaco Energy, Inc. (Acquired 07/28/2008, Cost $490,388) (a) (c) (d) (e)	250,000	405,022
Enbridge Energy Partners LP	14,800	377,400
Energy Transfer Partners LP	10,800	367,308
Enterprise Products Partners LP	18,200	377,286
Falcon Oil & Gas Ltd. (a)	800,000	181,450
Genesis Energy LP	45,900	400,707
Hathor Exploration Ltd. (a)	198,000	465,128

Magellan Midstream Partners LP	12,900	389,709
Martin Midstream Partners LP	24,500	360,150
Oilex Ltd. (a)	315,000	59,297
ONEOK Partners LP	16,200	737,910
OSG America LP	36,300	178,596
Pan Orient Energy Corp. (a)	29,480	80,476
Plains All American Pipeline LP	22,700	787,463
Riversdale Mining Ltd. (a)	22,500	37,806
Targa Resources Partners LP	114,700	888,925
Total Oil, Gas & Consumable Fuels		9,191,013

Paper & Forest Products - 2.2%
Cathay Forest Products Corp. (a)	645,500	156,865
Shanghai Songrui Forestry Products, Inc. (Acquired 06/19/2008, Cost $650,118) (a) (c) (d) (e)	660,000	534,629
Total Paper & Forest Products		691,494

Semiconductors & Semiconductor Equipment - 0.2%
Surfect Holdings, Inc. (Acquired 07/31/2008, Cost $300,000) (a) (c) (e)	6,000,000	57,000
TOTAL COMMON STOCKS (Cost $24,447,714)		$16,038,812

INVESTMENT COMPANIES - 33.5% (f)
Fiduciary Claymore MLP Opportunity Fund	153,900	1,911,438
Horizons BetaPro S&P/TSX Global Gold Bull Plus ETF (a)	55,000	589,429
Kayne Anderson Energy Total Return Fund	160,700	1,848,050
Kayne Anderson MLP Investment Co.	124,200	2,024,460
ProShares UltraShort S&P500	500	35,458
Tortoise Energy Capital Corp.	170,400	2,155,560
Tortoise Energy Infrastructure Corp.	114,100	1,936,277
TOTAL INVESTMENT COMPANIES (Cost $12,695,090)		$10,500,672

EXCHANGE TRADED NOTES - 5.8%
BearLinx Alerian MLP Select Index ETN	81,800	1,811,870
TOTAL EXCHANGE TRADED NOTES (Cost $2,295,306)		$1,811,870

WARRANTS - 0.00%
Shanghai Songrui Forestry Products, Inc.
Expiration: 06/07/2010 , Exercise Price: $1.50 (Acquired 12/19/2008, Cost $0) (a) (c) (d) (e)	330,000	0
TOTAL WARRANTS (Cost $0)		$0

	Contracts
PURCHASED OPTIONS - 0.0%
Call Options - 0.0%
First Solar, Inc.
Expiration: January 2009, Exercise Price: $185.00	50	1,250
JA Solar Holdings Co. Ltd.
Expiration: January 2009, Exercise Price: $10.00	100	250

LDK Solar Co. Ltd.
Expiration: January 2009, Exercise Price: $30.00	200	1,000
Total Call Options		2,500

TOTAL PURCHASED OPTIONS (Cost $343,700)		$2,500

Total Investments (Cost $39,781,810) - 90.5%		$28,353,854

	Principal
	Amount
REPURCHASE AGREEMENTS - 13.7%
J.P. Morgan
0.050%, dated 12/31/2008, due 01/02/2009
repurchase price $4,288,735 (b)	$4,288,723	4,288,723
TOTAL REPURCHASE AGREEMENTS (Cost $4,288,723)		$4,288,723

Liabilities in Excess of Other Assets - (4.2)%		(1,323,559)
TOTAL NET ASSETS - 100.0%		$31,319,018

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Illiquid Security identified by Investment Advisor. The market value of these securities total $1,084,711, which represents 3.5% of total net assets.
(d) Fair-valued security. The market value of these securities total $939,651, which represents 3.0% of total net assets.
(e) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2008, the market value of these securities total $1,204,598, which represents 3.8% of total net assets.
(f) The Fund was in violation of its limit to invest in other investment companies (25% of total assets). This violation was remedied on February 25, 2009.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Energy & Natural Resources-1 Portfolio
Schedule of Securities Sold Short
December 31, 2008

	Shares	Value
INVESTMENT COMPANIES
Direxionshares Large Cap Bull 3X Shares	6,500	$238,225
Total Securities Sold Short (Proceeds $226,929)		$238,225

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Global Hedged Income-1 Portfolio
Schedule of Investments
December 31, 2008

	Shares	Value
COMMON STOCKS - 16.6%
Capital Markets - 0.5%
Gulf Finance House E.C. - GDR	20,000	$170,000
Commercial Banks - 2.1%
Banco Latinoamericano de Exportaciones, S.A. - Class E	39,050	560,758
KB Financial Group, Inc. - ADR (a)	5,000	131,000
Total Commercial Banks		691,758

Construction Materials - 0.5%
Holcim Philippines, Inc.	4,500,000	179,811
Diversified Telecommunication Services - 2.0%
Chunghwa Telecom Co. Ltd. - ADR	43,985	686,166
Electric Utilities - 2.9%
CPFL Energia S.A. - ADR	15,000	586,050
Light S/A	42,000	393,705
Total Electric Utilities		979,755

Independent Power Producers & Energy Traders - 2.1%
Datang International Power Generation Co. Ltd. - Class H	500,000	264,506
Tractebel Energia S.A. - ADR	55,000	437,497
Total Independent Power Producers & Energy Traders		702,003

Metals & Mining - 1.4%
Antofagasta PLC	20,000	122,353
Southern Copper Corp.	22,500	361,350
Total Metals & Mining		483,703

Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	30,000	237,000
Wireless Telecommunication Services - 4.4%
America Movil SAB de CV - Series L - ADR	13,000	402,870
Philippine Long Distance Telephone Co. - ADR	15,000	704,250
SK Telecom Co. Ltd. - ADR	20,000	363,600
Total Wireless Telecommunication Services		1,470,720

TOTAL COMMON STOCKS (Cost $8,463,557)		$5,600,916

PREFERRED STOCKS - 9.3%
Beverages - 1.0%
Cia de Bebidas das Americas	8,000	354,480
Diversified Telecommunication Services - 0.6%
Telecomunicacoes de Sao Paulo S.A.	10,000	194,100
Electric Utilities - 1.8%
Cia Energetica de Minas Gerais	20,404	280,351
Eletropaulo Metropollitana S.A. - Class B	30,000	328,045
Total Electric Utilities		608,396

Independent Power Producers & Energy Traders - 1.8%
AES Tiete S.A.		96,000	611,318
Metals & Mining - 2.0%
Cia Vale do Rio Doce		40,000	426,000
Usinas Siderurgicas de Minas Gerais SA - ADR		22,500	255,875
Total Metals & Mining			681,875

Oil, Gas & Consumable Fuels - 1.2%
Petroleo Brasileiro SA		20,000	408,200
Paper & Forest Products - 0.9%
Votorantim Celulose e Papel SA - ADR (a)		40,000	317,200
TOTAL PREFERRED STOCKS (Cost $5,338,984)			$3,175,569

		Principal
		Amount
CORPORATE BONDS - 59.8%
Airlines - 1.4%
TAM Capital, Inc.
7.375%, 04/25/2017		$1,000,000	470,000
Beverages - 1.6%
Cerveceria Nacional Dominicana C. por A.
16.000%, 03/27/2012 (i)		1,000,000	535,000
Commercial Banks - 27.6%
Banco ABN AMRO Real S.A.
16.200%, 02/22/2010 (Interest linked to Brazil PTAX Rate) (g)	BRL	800,000	346,484
Banco Bradesco S.A.
14.800%, 01/04/2010 (Interest linked to Brazil PTAX Rate) (g)	BRL	700,000	301,672
HSBC Bank PLC for Intercity - Ekim Turizm Ticaret ve Sanayi Ltd.
10.000%, 05/29/2012 (Credit linked to Ekim Turizm Ticaret Ve Sanayi as de 2012)
(Acquired 05/24/2007, Cost $1,208,790) (c) (g) (h) (i)	EUR	900,000	1,201,001
Kazkommerts Finance 2 BV for JSC Kazkommertsbank
8.500%, 06/13/2017 (d)		$500,000	99,150
North Korea Debt Corp.
0.000%, 03/12/2010 (f) (h) (i)	CHF	4,000,000	305,351
Orient Express Finance for Vostochny Express Bank
14.250%, 07/03/2009 (i)	RUB	25,000,000	597,675
Renaissance Capital
14.500%, 10/11/2009 (Acquired 07/09/2008, Cost $983,640) (c) (d) (h) (i)	RUB	23,000,000	489,602
Renaissance Consumer Funding Ltd. for Renaissance Capital
9.500%, 06/27/2010		$1,364,000	586,520
Royal Bank of Scotland PLC for Ritzio International Ltd.
10.000%, 07/27/2010 (h) (i)		2,500,000	1,625,000
Standard Bank PLC
12.000%, 03/09/2009 (Credit linked to Banco Central de la Republica Dominica) (g) (i)		523,030	472,037
0.000%, 05/15/2009 (Coupon and redemption linked to basket of currencies Series 623) (g) (i)		1,000,000	837,200
16.000%, 08/06/2009 (Credit linked to Dominican Republic due 08/02/2009) (g) (i)		2,064,897	1,775,811
5.496%, 09/15/2011 (Credit linked to Hidroelectica el Chocon S.A. Series 324) (d) (g) (i)		441,666	351,125
6.350%, 09/15/2011 (Credit linked to Hidroelectica el Chocon S.A. Series 325) (d) (g) (i)		441,666	351,124
Total Commercial Banks			9,339,752

Consumer Electronics - 0.1%
HD Capital SA for Profilo Telra Elektronik Sanayi Ve Ticaret AS
10.750%, 12/07/2011 (f) (i)	EUR	500,000	52,127

Diversified Financial Services - 4.0%
Leighton Finance International
7.875%, 05/16/2011		1,000,000	753,310
Marfrig Overseas Ltd.
9.625%, 11/16/2016		1,000,000	590,000
Total Diversified Financial Services			1,343,310

Diversified Telecommunication Services - 1.1%
Tricom S.A.
11.375%, 09/01/2004 (f)		1,450,000	362,500
Electric Utilities - 2.1%
AES Panama S.A.
6.350%, 12/21/2016		500,000	399,074
Empresa Distribuidora Y Comercializadora Norte
10.500%, 10/09/2017		750,000	315,000
Total Electric Utilities			714,074

Energy Equipment & Services - 1.4%
Empresa de Energía de Bogotá S.A. E.S.P. (EEB International Ltd.)
8.750%, 10/31/2014		500,000	463,750
Gas Utilities - 1.0%
Xinao Gas Holdings Ltd.
7.375%, 08/05/2012		500,000	339,433
Hotels, Restaurants & Leisure - 0.9%
Cap Cana S.A.
9.625%, 11/03/2013		1,000,000	300,000
Industrial Conglomerates - 1.0%
Grupo Kuo Sab De CV
9.750%, 10/17/2017 (Acquired 10/10/2007, Cost $496,085) (c)		500,000	340,000
Machinery - 2.2%
Lupatech Finance Ltd.
9.875%, 07/29/2049		1,250,000	735,375
Media - 0.8%
Grupo Televisa SA
8.490%, 05/11/2037	MXN	5,400,000	271,154
Metals & Mining - 6.4%
BeMaX Resources Ltd.
9.375%, 07/15/2014 (i)		$1,500,000	547,500
CII Carbon LLC
11.125%, 11/15/2015		250,000	172,500
Citic Resources Ltd.
6.750%, 05/15/2014		1,000,000	670,000
Evraz Group SA
8.875%, 04/24/2013 (i)		1,000,000	525,000
KazakhGold Group Ltd.
9.375%, 11/06/2013		500,000	239,445
Total Metals & Mining			2,154,445

Oil, Gas & Consumable Fuels - 1.0%
KazMunaiGaz Finance Sub BV
9.125%, 07/02/2018		500,000	337,615

Real Estate Management & Development - 3.7%
Agile Property Holdings Ltd.
9.000%, 09/22/2013		750,000	413,271
IRSA Inversiones y Representaciones SA
8.500%, 02/02/2017		500,000	192,500
Teorema Holding Ltd.
11.000%, 10/27/2009 (d) (i)		1,000,000	650,000
Total Real Estate Management & Development			1,255,771

Telecommunications - 0.8%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
9.125%, 04/30/2018		500,000	261,040
Trading Companies & Distributors - 1.0%
Noble Group Ltd.
8.500%, 05/30/2013		500,000	350,000
Transportation Infrastructure - 1.7%
Panama Canal Railway Co.
7.000%, 11/01/2026 (i)		1,000,000	575,000
TOTAL CORPORATE BONDS (Cost $33,513,778)			$20,200,346

SUPRANATIONAL OBLIGATIONS - 1.0%
Commercial Banks - 1.0%
African Development Bank
10.000%, 05/22/2009 (i)	GH	4,622,500,000	336,060
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $500,000)			$336,060

FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
Brazil-letra Tesouro Nacional
13.708%, 01/01/2009 (b)	BRL	1,808,000	775,300
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,111,551)			$775,300

Total Investments (Cost $48,927,870) - 89.0%			$30,088,191

REPURCHASE AGREEMENTS - 7.1%
J.P. Morgan
0.050%, dated 12/31/2008, due 01/02/2009
repurchase price $2,407,380 (e)		$2,407,373	2,407,373
TOTAL REPURCHASE AGREEMENTS (Cost $2,407,373)			$2,407,373

Other Assets in Excess of Liabilities - 3.9%			1,320,249
TOTAL NET ASSETS - 100.0%			$33,815,813

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt

BRL	Brazil Real
CHF	Swiss Francs
EUR	European Monetary Unit
GH	Ghana Cedi
MXN	Mexican Pesos
RUB	Russian Ruble

(a) Non-income producing.
(b) Zero coupon bond. Effective yield is listed.
(c) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2008, the market value of these securities total $2,030,603, which represents 6.0% of total net assets.
(d) Variable Rate Security. The rate shown represents the rate at December 31, 2008.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Default or other conditions exist and security is not presently accruing income.
(g) Structured note. Investment performance is partially or wholly derived from an underlying source.
(h) Illiquid security identified by Investment Advisor. The market value of these securities total $3,620,954, which represents 10.7% of total net assets.
(i) Security valued utilizing a single broker source. The market value of these securities total $11,226,613, which represents 33.1% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Deep Discount Value-1 Portfolio
Schedule of Investments
December 31, 2008

	Shares	Value
COMMON STOCKS - 79.7%
Biotechnology - 3.2%
Genzyme Corp. (a)	10,700	$710,159
Capital Markets - 4.3%
T. Rowe Price Group, Inc.	26,700	946,248
Commercial Services & Supplies - 7.6%
American Ecology Corp.	52,900	1,070,167
Covanta Holding Corp. (a)	28,800	632,448
Total Commercial Services & Supplies		1,702,615

Construction & Engineering - 7.5%
MasTec, Inc. (a)	112,000	1,296,960
Pike Electric Corp. (a)	30,600	376,380
Total Construction & Engineering		1,673,340

Containers & Packaging - 2.5%
Pactiv Corp. (a)	22,000	547,360
Electric Utilities - 6.2%
FPL Group, Inc.	11,800	593,894
PG&E Corp.	20,100	778,071
Total Electric Utilities		1,371,965

Electronic Equipment, Instruments & Components - 1.3%
Checkpoint Systems, Inc. (a)	30,200	297,168
Food & Staples Retailing - 10.0%
Casey's General Stores, Inc.	27,000	614,790
Walgreen Co.	39,200	967,064
Wal-Mart Stores, Inc.	11,500	644,690
Total Food & Staples Retailing		2,226,544

Hotels, Restaurants & Leisure - 1.4%
Scientific Games Corp. - Class A (a)	18,000	315,720
IT Services - 11.1%
Hewitt Associates, Inc. (a)	39,400	1,118,172
Lender Processing Services, Inc.	45,800	1,348,810
Total IT Services		2,466,982

Metals & Mining - 5.0%
Newmont Mining Corp.	27,600	1,123,320
Pharmaceuticals - 9.3%
Bristol-Myers Squibb Co.	49,400	1,148,550
Pfizer, Inc.	27,400	485,254
Wyeth	11,700	438,867
Total Pharmaceuticals		2,072,671

Professional Services - 6.9%
Equifax, Inc.	34,800	922,896
Robert Half International, Inc.	29,200	607,944
Total Professional Services		1,530,840

Specialty Retail - 3.4%
Home Depot, Inc.	32,900	757,358
TOTAL COMMON STOCKS (Cost $17,128,436)		$17,742,290

	Contracts
PURCHASED OPTIONS - 0.8%
Call Options - 0.8%
Becton Dickinson & Co.
Expiration: January 2009, Exercise Price: $65.00	24	9,960
Expiration: January 2009, Exercise Price: $70.00	24	2,760
Cardinal Health, Inc.
Expiration: January 2009, Exercise Price: $35.00	176	15,400
Marriott International, Inc.
Expiration: January 2009, Exercise Price: $20.00	250	17,000
Expiration: January 2009, Exercise Price: $22.50	50	625
Patterson Cos., Inc.
Expiration: January 2009, Exercise Price: $20.00	246	3,690
Pitney Bowes, Inc.
Expiration: January 2009, Exercise Price: $25.00	298	29,800
Expiration: January 2009, Exercise Price: $30.00	63	157
Expiration: January 2009, Exercise Price: $35.00	190	475
Plantronics, Inc.
Expiration: January 2009, Exercise Price: $12.50	96	11,040
Expiration: January 2009, Exercise Price: $15.00	43	645
Premcor, Inc.
Expiration: January 2009, Exercise Price: $20.00	71	16,969
SPDR Trust Series 1
Expiration: January 2009, Exercise Price: $85.00	101	12,120
Expiration: January 2009, Exercise Price: $89.00	101	29,896
Stryker Corp.
Expiration: January 2009, Exercise Price: $45.00	49	980
Xerox Corp.
Expiration: January 2009, Exercise Price: $7.50	345	25,875
Expiration: January 2009, Exercise Price: $9.00	240	2,400
Total Call Options		179,792

Put Options - 0.0%
Newmount Mining Corp.
Expiration: January 2009, Exercise Price: $27.50	244	977

TOTAL PURCHASED OPTIONS (Cost $413,238)		$180,769

Total Investments (Cost $17,541,674) - 80.5%		$17,923,059

	Principal
	Amount
REPURCHASE AGREEMENTS - 20.3%
J.P. Morgan
0.050%, dated 12/31/2008, due 01/02/2009
repurchase price $4,520,641 (b)	$4,520,628	4,520,628
TOTAL REPURCHASE AGREEMENTS (Cost $4,520,628)		$4,520,628

Liabilities in Excess of Other Assets - (0.8)%		(172,012)
TOTAL NET ASSETS - 100.0%		$22,271,675

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Deep Discount Value-1 Portfolio
Schedule of Securities Sold Short
December 31, 2008

	Shares	Value
COMMON STOCKS
Becton, Dickinson & Co.	4,800	$328,272
Cardinal Health, Inc.	16,100	554,967
Marriott International, Inc. - Class A	25,000	486,250
Patterson Cos., Inc.	24,600	461,250
Pitney Bowes, Inc.	29,800	759,304
Plantronics, Inc.	13,900	183,480
Stryker Corp.	4,900	195,755
Xerox Corp.	58,500	466,245
Total Securities Sold Short (Proceeds $4,921,014)		$3,435,523

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Deep Discount Value-1 Portfolio
Schedule of Options Written
December 31, 2008

	Contracts	Value
CALL OPTIONS
Newmount Mining Corp.
Expiration: June 2009, Exercise Price: $45.00	244	$131,150
Total Options Written (Premiums received $89,603)		$131,150

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Earnings Revision-1 Portfolio
Schedule of Investments
December 31, 2008

	Shares	Value
COMMON STOCKS - 46.8%
Airlines - 1.0%
Delta Air Lines, Inc. (a)	20,070	$230,002
Beverages - 0.9%
Brown-Forman Corp. - Class B	3,650	187,938
Biotechnology - 1.4%
Martek Biosciences Corp.	9,930	300,978
Commercial Services & Supplies - 1.1%
SYKES Enterprises, Inc. (a)	12,940	247,413
Communications Equipment - 1.6%
Harris Corp.	9,110	346,636
Computers & Peripherals - 1.8%
EMC Corp. (a)	7,130	74,651
Hewlett-Packard Co.	8,980	325,884
Total Computers & Peripherals		400,535

Construction & Engineering - 0.8%
Granite Construction, Inc.	4,030	177,038
Containers & Packaging - 0.9%
Crown Holdings, Inc. (a)	10,730	206,016
Distributors - 1.3%
Genuine Parts Co.	7,580	286,979
Diversified Consumer Services - 2.2%
Apollo Group, Inc. - Class A (a)	3,650	279,663
H&R Block, Inc.	8,580	194,938
Total Diversified Consumer Services		474,601

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	13,150	374,775
Electric Utilities - 1.6%
The Southern Co.	9,730	360,010
Electrical Equipment - 1.1%
Ametek, Inc.	7,670	231,711
Food & Staples Retailing - 2.2%
Wal-Mart Stores, Inc.	8,560	479,874
Food Products - 1.2%
Kraft Foods, Inc. - Class A	10,060	270,111
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	2,930	200,383
Intuitive Surgical, Inc. (a)	1,260	160,007
Total Health Care Equipment & Supplies		360,390

Health Care Providers & Services - 2.5%
Humana, Inc. (a)	6,880	256,486
Psychiatric Solutions, Inc. (a)	10,590	294,932
Total Health Care Providers & Services		551,418

Hotels, Restaurants & Leisure - 1.1%
Jack in the Box, Inc. (a)	10,480	231,503
Household Products - 2.1%
Colgate-Palmolive Co.	6,720	460,589
Internet & Catalog Retail - 1.3%
priceline.com, Inc. (a)	3,900	287,235
IT Services - 1.3%
SAIC, Inc. (a)	14,900	290,252
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc. (a)	4,310	146,842
Machinery - 1.2%
Valmont Industries, Inc.	4,120	252,803
Multiline Retail - 1.5%
Dollar Tree, Inc. (a)	8,040	336,072
Personal Products - 1.1%
Alberto-Culver Co.	9,440	231,374
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	22,800	530,100
Perrigo Co.	8,450	273,019
Total Pharmaceuticals		803,119

Road & Rail - 1.0%
Norfolk Southern Corp.	4,660	219,253
Software - 2.1%
Citrix Systems, Inc. (a)	9,280	218,730
Oracle Corp. (a)	13,678	242,511
Total Software		461,241

Specialty Retail - 4.0%
The Finish Line, Inc. - Class A	2,302	12,891
GameStop Corp. - Class A (a)	6,850	148,371
Guess ?, Inc.	9,665	148,358
O'Reilly Automotive, Inc. (a)	8,390	257,909
Ross Stores, Inc.	10,250	304,732
Total Specialty Retail		872,261

Trading Companies & Distributors - 0.8%
W.W. Grainger, Inc.	2,150	169,506
TOTAL COMMON STOCKS (Cost $8,747,617)		$10,248,475

INVESTMENT COMPANIES - 39.5%
Consumer Staples Select Sector SPDR Fund	54,073	1,290,723
Financial Select Sector SPDR Fund	58,670	740,415
Health Care Select Sector SPDR Fund	64,605	1,715,263
iShares Dow Jones Transportation Average Index Fund	4,154	262,990
iShares Russell 2000 Index Fund	9,460	466,094
Retail HOLDRs Trust	4,000	301,080
Semiconductor HOLDRs Trust	47,400	838,980
SPDR Trust Series 1	33,810	3,051,014
TOTAL INVESTMENT COMPANIES (Cost $8,671,291)		$8,666,559

Total Investments (Cost $17,418,908) - 86.3%		$18,915,034

	Principal
	Amount
REPURCHASE AGREEMENTS - 15.6%
J.P. Morgan
0.050%, dated 12/31/2008, due 01/02/2009
repurchase price $3,420,386 (b)	$3,420,376	3,420,376
TOTAL REPURCHASE AGREEMENTS (Cost $3,420,376)		$3,420,376

Liabilities in Excess of Other Assets - (1.9)%		(426,992)
TOTAL NET ASSETS - 100.0%		$21,908,418

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Earnings Revision-1 Portfolio
Schedule of Securities Sold Short
December 31, 2008

	Shares	Value
COMMON STOCKS
3M Co.	4,430	$254,902
Advanced Medical Optics, Inc.	18,020	119,112
American Express Co.	3,299	61,196
Bed Bath & Beyond, Inc.	7,820	198,784
Belden, Inc.	7,100	148,248
Best Buy Co., Inc.	6,090	171,190
BorgWarner, Inc.	9,040	196,801
Boston Scientific Corp.	32,014	247,788
Briggs & Stratton Corp.	4,420	77,748
Brinker International, Inc.	14,650	154,411
Campbell Soup Co.	8,360	250,884
Cardinal Health, Inc.	6,260	215,782
Carlisle Cos., Inc.	5,220	108,054
Carmax, Inc.	17,450	137,506
Carnival Corp.	9,874	240,136
Caterpillar, Inc.	4,190	187,167
CH Robinson Worldwide, Inc.	3,330	183,250
Cintas Corp.	8,900	206,747
Cisco Systems, Inc.	11,530	187,939
Clorox Co.	4,680	260,021
Coach, Inc.	13,120	272,502
Coca-Cola Enterprises, Inc.	19,660	236,510
Con-way, Inc.	3,770	100,282
Corinthian Colleges, Inc.	13,620	222,959
Costco Wholesale Corp.	7,230	379,575
Cracker Barrel Old Country Store, Inc.	5,570	114,686
DaVita, Inc.	7,150	354,425
Dell, Inc.	16,240	166,298
Dentsply International, Inc.	8,600	242,864
Dick's Sporting Goods, Inc.	7,940	112,033
Discover Financial Services	15,000	142,950
DST Systems, Inc.	3,140	119,257
Eaton Vance Corp.	6,640	139,506
Electronic Arts, Inc.	4,820	77,313
Exelon Corp.	6,560	364,802
Fastenal Co.	7,660	266,951
Formfactor, Inc.	11,640	169,944
Fortune Brands, Inc.	5,830	240,662
Gilead Sciences, Inc.	9,900	506,286
Healthways, Inc.	5,079	58,307
Heartland Express, Inc.	10,440	164,534
The Hershey Co.	7,740	268,888
Hormel Foods Corp.	4,440	137,995
Illinois Tool Works, Inc.	5,510	193,126
Infosys Technologies Ltd. - ADR	15,920	391,154

International Game Technology	15,200	180,728
J Crew Group, Inc.	2,440	29,768
Jack Henry & Associates, Inc.	12,430	241,266
JC Penney Co., Inc.	14,500	285,650
JPMorgan Chase & Co.	8,500	268,005
Kaydon Corp.	7,290	250,412
Kimberly-Clark Corp.	5,840	308,002
KLA-Tencor Corp.	9,220	200,904
K-Swiss, Inc. - Class A	10,710	122,094
Lincare Holdings, Inc.	9,540	256,912
Linear Technology Corp.	9,110	201,513
Lowe's Cos., Inc.	5,990	128,905
Magna International, Inc. - Class A	3,100	92,783
Marriott International, Inc. - Class A	21,950	426,928
Maxim Integrated Products, Inc.	5,178	59,133
Merck & Co., Inc.	4,200	127,680
MGM Mirage	6,101	83,950
Millipore Corp.	4,584	236,168
Molex, Inc.	19,170	277,773
National Semiconductor Corp.	2,230	22,456
NBTY, Inc.	9,470	148,206
Nu Skin Enterprises, Inc. - Class A	11,970	124,847
Nvidia Corp.	10,607	85,598
PACCAR, Inc.	9,500	271,700
Pediatrix Medical Group, Inc.	9,440	299,248
Pharmaceutical Product Development, Inc.	11,290	327,523
Pitney Bowes, Inc.	7,370	187,788
Prudential Financial, Inc.	3,753	113,566
Pulte Homes, Inc.	6,815	74,488
Regal-Beloit Corp.	3,530	134,105
Rockwell Automation, Inc.	8,580	276,619
SAP AG - ADR	9,870	357,491
Sara Lee Corp.	32,210	315,336
Seagate Technology	17,080	75,664
Sealed Air Corp.	19,720	294,617
Sears Holdings Corp.	3,330	129,437
Smithfield Foods, Inc.	16,810	236,517
Sprint Nextel Corp.	21,220	38,833
The Stanley Works	3,020	102,982
Synaptics, Inc.	4,760	78,826
SYSCO Corp.	7,960	182,602
Target Corp.	10,710	369,816
Telefonos de Mexico SAB de CV - ADR	20,970	439,112
Texas Instruments, Inc.	19,870	308,382
United Parcel Service, Inc. - Class B	6,320	348,611
US Cellular Corp.	3,411	147,492
Waters Corp.	4,190	153,564
Whole Foods Market, Inc.	11,750	110,920
Worthington Industries, Inc.	9,568	105,439
TOTAL COMMON STOCK (Proceeds $31,507,144)		$18,691,834

INVESTMENT COMPANIES
Materials Select Sector SPDR Fund	8,990	204,433
SPDR S&P Metals & Mining	5,780	160,626
TOTAL INVESTMENT COMPANIES (Proceeds $717,147)		$365,059

Total Securities Sold Short (Proceeds $32,224,291)		$19,056,893

ADR American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
December 31, 2008

	Shares	Value
COMMON STOCKS - 61.1%
Biotechnology - 6.1%
Genentech, Inc. (a)	11,295	$936,469
Capital Markets - 3.5%
thinkorswim Group, Inc. (a)	95,760	538,171
Communications Equipment - 6.4%
Viasat, Inc. (a)	40,791	982,247
Electronic Equipment, Instruments & Components - 2.8%
Mellanox Technologies Ltd. (a)	54,792	430,665
Health Care Equipment & Supplies - 3.5%
Conceptus, Inc. (a)	27,826	423,512
DexCom, Inc. (a)	41,993	115,900
Total Health Care Equipment & Supplies		539,412

Health Care Providers & Services - 7.4%
Almost Family, Inc. (a)	6,000	269,880
Sun Healthcare Group, Inc. (a)	96,120	850,662
Total Health Care Providers & Services		1,120,542

Hotels, Restaurants & Leisure - 3.4%
Denny's Corp. (a)	93,277	185,622
Wendys Arbys Group, Inc. - Class A	66,730	329,646
Total Hotels, Restaurants & Leisure		515,268

Internet Software & Services - 3.3%
Google, Inc. - Class A (a)	540	166,131
Internet Capital Group, Inc. (a)	32,964	179,654
S1 Corp. (a)	19,272	152,056
Total Internet Software & Services		497,841

Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	1,200	31,260
Real Estate Investment Trusts - 17.6%
Capstead Mortgage Corp.	143,847	1,549,232
MFA Financial, Inc.	194,216	1,143,932
Total Real Estate Investment Trusts		2,693,164

Semiconductors & Semiconductor Equipment - 3.2%
EZchip Semiconductor Ltd. (a)	31,230	494,059
Software - 3.7%
Concur Technologies, Inc. (a)	17,085	560,730
TOTAL COMMON STOCKS (Cost $8,398,137)		$9,339,828

INVESTMENT COMPANIES - 3.9%
iShares Russell 2000 Index Fund	12,000	591,240
TOTAL INVESTMENT COMPANIES (Cost $581,292)		$591,240

	Contracts
PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Data Domain, Inc.
Expiration: January 2009, Exercise Price: $17.50	180	4,500
TOTAL PURCHASED OPTIONS (Cost $33,123)		$4,500

Total Investments (Cost $9,012,552) - 65.0%		$9,935,568

	Principal
	Amount
REPURCHASE AGREEMENTS - 36.5%
J.P. Morgan
0.050%, dated 12/31/2008, due 01/02/2009
repurchase price $5,573,613 (b)	$5,573,598	5,573,598
TOTAL REPURCHASE AGREEMENTS (Cost $5,573,598)		$5,573,598

Liabilities in Excess of Other Assets - (1.5)%		(230,535)
TOTAL NET ASSETS - 100.0%		$15,278,631

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
December 31, 2008

	Shares	Value
COMMON STOCKS
Axsys Technologies, Inc.	9,350	$512,941
Buffalo Wild Wings, Inc.	12,250	314,213
Comtech Telecommunications Corp.	6,600	302,412
Hansen Medical, Inc.	6,000	43,320
Juniper Networks, Inc.	9,500	166,345
Lumber Liquidators, Inc.	15,000	158,400
Marine Products Corp.	35,328	198,543
Meritage Homes Corp.	24,000	292,080
National Healthcare Corp.	5,294	268,088
Netsuite, Inc.	7,701	64,996
Peet's Coffee & Tea, Inc.	10,261	238,568
Power Integrations, Inc.	51,163	1,017,120
Quidel Corp.	11,635	152,070
Roper Industries, Inc.	4,135	179,500
Salesforce.com, Inc.	15,000	480,150
Skilled Healthcare Group, Inc. - Class A	27,900	235,476
Sterling Construction Co., Inc.	20,629	382,462
Universal Forest Products, Inc.	17,311	465,839
WD-40 Co.	20,558	581,586
TOTAL COMMON STOCK (Proceeds $6,264,032)		$6,054,109

INVESTMENT COMPANIES
iShares Russell Microcap Index Fund	17,732	564,765
TOTAL INVESTMENT COMPANIES (Proceeds $713,310)		$564,765

Total Securities Sold Short (Proceeds $6,977,342)		$6,618,874

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Healthcare/Biotech-1 Portfolio
Schedule of Investments
December 31, 2008

	Shares	Value
COMMON STOCKS - 98.8%
Biotechnology - 40.7%
Actelion Ltd. - Virt-X Exchange (a)	4,000	$223,235
Actelion Ltd. (a)	619	34,689
Alexion Pharmaceuticals, Inc. (a)	1,434	51,897
BioMarin Pharmaceuticals, Inc. (a)	3,000	53,400
Celgene Corp. (a)	5,592	309,126
Cephalon, Inc. (a)	2,557	196,991
Emergent Biosolutions, Inc. (a)	16,021	418,308
Genentech, Inc. (a)	4,833	400,704
Genomic Health, Inc. (a)	13,021	253,649
Genzyme Corp. (a)	2,944	195,393
Gilead Sciences, Inc. (a)	7,864	402,165
Intercell AG (European Monetary Unit)(a)	4,288	130,178
Intercell AG (US Dollars)(a)	3,971	121,365
Myriad Genetics, Inc. (a)	6,020	398,885
Omrix Biopharmaceuticals, Inc. (a)	7,947	198,675
Orexigen Therapeutics, Inc. (a)	37,923	211,610
Osiris Therapeutics, Inc. (a)	18,238	349,440
Seattle Genetics, Inc. (a)	11,077	99,029
Vertex Pharmaceuticals, Inc. (a)	5,095	154,786
Total Biotechnology		4,203,525

Health Care Equipment & Supplies - 21.1%
Alcon, Inc.	1,145	102,123
Baxter International, Inc.	3,724	199,569
Becton, Dickinson & Co.	3,050	208,589
Boston Scientific Corp. (a)	13,224	102,354
CR Bard, Inc.	1,232	103,808
Haemonetics Corp. (a)	917	51,811
Masimo Corp. (a)	12,121	361,569
Medtronic, Inc.	3,255	102,272
NuVasive, Inc. (a)	8,738	302,772
RTI Biologics, Inc. (a)	16,754	46,241
St. Jude Medical, Inc. (a)	12,244	403,562
Stryker Corp.	2,464	98,437
Zimmer Holdings, Inc. (a)	2,500	101,050
Total Health Care Equipment & Supplies		2,184,157

Health Care Providers & Services - 7.1%
Genoptix, Inc. (a)	8,040	274,003
Laboratory Corp of America Holdings (a)	1,566	100,866
Quest Diagnostics, Inc.	6,875	356,882
Total Health Care Providers & Services		731,751

Life Sciences Tools & Services - 8.3%
Covance, Inc. (a)	3,357	154,523
Life Technologies Corp. (a)	2,221	51,771
Sequenom, Inc. (a)	14,897	295,556
Techne Corp.	5,578	359,893
Total Life Sciences Tools & Services		861,743

Pharmaceuticals - 21.6%
Abbott Laboratories	7,486	399,528
Auxilium Pharmaceuticals, Inc. (a)	5,413	153,946
Cadence Pharmaceuticals, Inc. (a)	27,740	200,560
Cardiome Pharma Corp. (a)	11,269	51,274
Johnson & Johnson	3,358	200,909
Meda AB - A Shares	375	2,490
The Medicines Co. (a)	3,510	51,702
Roche Holding AG (a)	2,347	357,640
Teva Pharmaceutical Industries Ltd. - ADR	7,130	303,524
Watson Pharmaceuticals, Inc. (a)	4,020	106,811
XenoPort, Inc. (a)	15,972	400,578
Total Pharmaceuticals		2,228,962

TOTAL COMMON STOCKS (Cost $9,951,809)		$10,210,138

Total Investments (Cost $9,951,809) - 98.8%		$10,210,138

	Principal
	Amount
REPURCHASE AGREEMENTS - 0.8%
J.P. Morgan
0.050%, dated 12/31/2008, due 01/02/2009
repurchase price $88,875 (b)	$88,875	88,875
TOTAL REPURCHASE AGREEMENTS (Cost $88,875)		$88,875

Other Assets in Excess of Liabilities - 0.4%		36,201
TOTAL NET ASSETS - 100.0%		$10,335,214

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
December 31, 2008

	Shares	Value
COMMON STOCKS
Abaxis, Inc.	95	$1,523
Abraxis Bioscience, Inc.	4,053	267,174
Accuray, Inc.	227	1,171
Acorda Therapeutics, Inc.	5,243	107,534
Acura Pharmaceuticals, Inc.	4,456	32,707
Advanced Medical Optics, Inc.	25,456	168,264
Albany Molecular Research, Inc.	139	1,354
ALK-Abello A/S	631	61,690
Alkermes, Inc.	13,322	141,879
Alliance Imaging, Inc.	2,086	16,625
Amedisys, Inc.	1,993	82,391
American Medical Systems Holdings, Inc.	306	2,751
Amsurg Corp.	1,273	29,712
Analogic Corp.	57	1,555
Angiodynamics, Inc.	106	1,451
AstraZeneca PLC	4,374	179,342
Beckman Coulter, Inc.	797	35,020
Bio-Rad Laboratories, Inc. - Class A	347	26,133
Bio-Reference Labs, Inc.	548	14,374
Biovail Corp.	215	2,032
Bristol-Myers Squibb Co.	5,868	136,431
Brookdale Senior Living, Inc.	4,053	22,616
Bruker Corp.	675	2,727
Catalyst Health Solutions, Inc.	1,700	41,395
Celera Corp.	11,243	125,135
Cepheid, Inc.	241	2,502
Charles River Laboratories International, Inc.	866	22,689
Conmed Corp.	126	3,016
The Cooper Cos., Inc.	21,212	347,877
Corvel Corp.	522	11,474
Covidien Ltd.	16,112	583,899
Crucell NV - ADR	6,752	102,293
Cubist Pharmaceuticals, Inc.	70	1,691
CV Therapeutics, Inc.	8,650	79,666
Cyberonics, Inc.	117	1,939
Dentsply International, Inc.	1,848	52,187
Durect Corp.	11,857	40,195
Elan Corp PLC - ADR	638	3,828
Eli Lilly & Co.	3,404	137,079
Emergency Medical Services Corp. - Class A	3,090	113,125
Endo Pharmaceuticals Holdings, Inc.	158	4,089
The Ensign Group, Inc.	826	13,827
Enzon Pharmaceuticals, Inc.	6,273	36,572
eResearch Technology, Inc.	2,065	13,691
Eurand NV	19,733	169,901

Express Scripts, Inc.	7,137	392,392
Facet Biotech Corp.	1,572	15,075
Gentiva Health Services, Inc.	1,134	33,181
Getinge AB - B Shares	3,041	36,357
GlaxoSmithKline PLC	15,643	293,505
H Lundbeck A/S	264	5,460
Hanger Orthopedic Group, Inc.	1,240	17,992
Healthspring, Inc.	4,310	86,071
Healthways, Inc.	1,317	15,119
HMS Holdings Corp.	1,000	31,520
Hospira, Inc.	219	5,874
ICU Medical, Inc.	61	2,022
Idexx Laboratories, Inc.	739	26,663
Illumina, Inc.	1,525	39,726
Immucor, Inc.	896	23,816
Integra LifeSciences Holdings Corp.	119	4,233
Intuitive Surgical, Inc.	495	62,860
Invacare Corp.	139	2,157
Inverness Medical Innovations, Inc.	976	18,456
Ipsen SA	114	4,465
Isis Pharmaceuticals, Inc.	10,089	143,062
Kendle International, Inc.	626	16,101
Kindred Healthcare, Inc.	1,539	20,038
Kinetic Concepts, Inc.	908	17,415
King Pharmaceuticals, Inc.	333	3,536
Laboratorios Almirall SA	224	1,712
LHC Group, Inc.	724	26,064
LifePoint Hospitals, Inc.	3,940	89,990
Lincare Holdings, Inc.	5,573	150,081
Luminex Corp.	5,775	123,354
Magellan Health Services, Inc.	2,973	116,423
Maxygen, Inc.	5,140	45,849
Medarex, Inc.	17,567	98,024
Mentor Corp.	425	13,145
Merck & Co., Inc.	6,278	190,851
Merck KGAA	665	60,033
Meridian Bioscience, Inc.	174	4,432
Merit Medical Systems, Inc.	120	2,152
Millipore Corp.	683	35,188
Molina Healthcare, Inc.	1,089	19,177
Mylan, Inc.	414	4,094
National Healthcare Corp.	518	26,231
Natus Medical, Inc.	121	1,567
Nektar Therapeutics	12,918	71,824
Neogen Corp.	64	1,599
Novartis AG - ADR	8,056	400,867
Noven Pharmaceuticals, Inc.	3,498	38,478
Novo Nordisk A/S - Restricted - B Shares	1,935	98,590
NPS Pharmaceuticals, Inc.	6,326	39,284
Odyssey HealthCare, Inc.	1,372	12,691
Omnicell, Inc.	131	1,599
Opko Health, Inc.	19,800	32,076
Optimer Pharmaceuticals, Inc.	3,995	48,379

OSI Pharmaceuticals, Inc.	5,942	232,035
Par Pharmaceutical Cos., Inc.	14,211	190,569
Parexel International Corp.	2,249	21,838
Patterson Cos., Inc.	1,522	28,537
PDL BioPharma, Inc.	17,427	107,699
Pediatrix Medical Group, Inc.	3,398	107,717
Perrigo Co.	116	3,748
Pfizer, Inc.	20,370	360,753
Pharmaceutical Product Development, Inc.	8,781	254,737
PharMerica Corp.	1,241	19,446
Progenics Pharmaceuticals, Inc.	4,081	42,075
PSS World Medical, Inc.	768	14,454
Qiagen NV	2,400	42,144
RehabCare Group, Inc.	745	11,294
Res-Care, Inc.	1,175	17,648
Resmed, Inc.	961	36,018
Sanofi-Aventis Pakistan Ltd.	2,823	179,353
Sanofi-Aventis SA	1,165	74,016
Schering-Plough Corp.	4,960	84,469
Skilled Healthcare Group, Inc. - Class A	1,521	12,837
SonoSite, Inc.	73	1,393
STERIS Corp.	757	18,085
Sun Healthcare Group, Inc.	1,701	15,054
Synthes, Inc.	2,802	350,513
Teleflex, Inc.	508	25,451
Tenet Healthcare Corp.	18,324	21,073
Thermo Fisher Scientific, Inc.	9,869	336,237
Universal Health Services, Inc. - Class B	3,772	141,714
Varian Medical Systems, Inc.	1,543	54,067
Viropharma, Inc.	8,137	105,944
Vivus, Inc.	9,638	51,274
Volcano Corp.	197	2,955
Warner Chilcott Ltd. - Class A	332	4,814
Waters Corp.	1,224	44,860
West Pharmaceutical Services, Inc.	417	15,750
Wright Medical Group, Inc.	163	3,330
Wyeth	3,990	149,665
Zoll Medical Corp.	90	1,700
Total Securities Sold Short (Proceeds $10,224,528)		$9,500,642

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - International-1 Portfolio
Schedule of Investments
December 31, 2008

	Shares	Value
COMMON STOCKS - 79.7%
Aerospace & Defense - 0.5%
MTU Aero Engines Holding AG	3,900	$106,147
Air Freight & Logistics - 0.4%
TNT NV	4,600	87,984
Auto Components - 2.5%
Leoni AG	19,000	343,078
Valeo SA	10,139	149,604
Total Auto Components		492,682

Automobiles - 0.5%
Daihatsu Motor Co. Ltd.	12,000	103,651
Beverages - 0.6%
Britvic PLC	32,795	124,597
Capital Markets - 3.0%
Close Brothers Group PLC	3,132	23,821
Deutsche Bank AG	3,100	126,139
ICAP PLC	23,100	95,485
Man Group PLC	40,100	136,928
MLP AG	9,300	126,689
MPC Muenchmeyer Petersen Capital AG	4,900	60,620
Tullett Prebon PLC	16,400	32,185
Total Capital Markets		601,867

Chemicals - 4.7%
Arkema SA	5,800	98,763
Hitachi Chemical Co. Ltd.	14,600	148,497
Innospec, Inc.	9,900	58,311
Kemira OYJ	17,200	142,018
Koninklijke DSM NV	4,600	117,174
Mitsui Chemicals, Inc.	42,000	151,969
Solvay SA	1,500	110,613
Tessenderlo Chemie NV	3,700	111,247
Total Chemicals		938,592

Commercial Banks - 1.9%
Banque Cantonale Vaudoise	510	152,255
Intesa Sanpaolo SpA	28,800	101,584
Mitsubishi UFJ Financial Group, Inc.	5,600	33,915
Svenska Handelsbanken AB - A Shares	5,000	79,667
Total Commercial Banks		367,421

Commercial Services & Supplies - 0.5%
Securitas AB - Class B	12,000	97,497

Computers & Peripherals - 0.9%
Seagate Technology	40,700	180,301
Construction & Engineering - 2.0%
Bilfinger Berger AG	3,846	199,517
Hochtief AG	3,900	193,753
Total Construction & Engineering		393,270

Consumer Finance - 2.2%
Acom Co. Ltd.	6,420	266,290
Promise Co. Ltd.	6,650	165,058
Total Consumer Finance		431,348

Distributors - 0.9%
Medion AG	20,700	181,276
Diversified Telecommunication Services - 3.7%
China Telecom Corp. Ltd. - ADR	4,100	156,005
Inmarsat PLC	15,300	103,719
Nippon Telegraph & Telepone Corp. - ADR	6,200	168,578
Portugal Telecom SGPS SA	25,400	214,315
Tele2 AB - B Shares	11,200	97,724
Total Diversified Telecommunication Services		740,341

Electric Utilities - 1.2%
British Energy Group PLC	11,600	129,004
Huaneng Power International, Inc. - ADR	3,800	110,884
Total Electric Utilities		239,888

Electrical Equipment - 1.0%
Bekaert SA	1,100	73,884
GS Yuasa Corp.	20,000	118,036
Total Electrical Equipment		191,920

Electronic Equipment, Instruments & Components - 2.3%
Hitachi Ltd.	31,000	117,982
Hosiden Corp.	15,500	239,382
NAM TAI Electronics, Inc.	18,100	99,550
Total Electronic Equipment, Instruments & Components		456,914

Food & Staples Retailing - 1.4%
Colruyt SA	580	123,957
Koninklijke Ahold NV	12,400	151,510
Total Food & Staples Retailing		275,467

Food Products - 2.8%
Cadbury PLC - ADR	5,300	189,051
Nippon Meat Packers, Inc.	8,000	118,875
Suedzucker AG	9,700	146,565
Vilmornin & Cie	1,000	101,612
Total Food Products		556,103

Health Care Equipment & Supplies - 1.6%
Elekta AB	9,500	92,802
Fresenius SE	4,344	218,770
Total Health Care Equipment & Supplies		311,572

Health Care Providers & Services - 0.6%
Galenica AG	360	116,099
Hotels, Restaurants & Leisure - 3.0%
Compass Group PLC	50,400	249,272
OPAP SA	8,900	255,841
Thomas Cook Group PLC	37,700	95,994
Total Hotels, Restaurants & Leisure		601,107

Household Durables - 0.8%
Nexity	9,600	148,123
Independent Power Producers & Energy Traders - 1.8%
Drax Group PLC	21,800	175,834
International Power PLC	50,900	175,819
Total Independent Power Producers & Energy Traders		351,653

Industrial Conglomerates - 0.7%
Koninklijke Philips Electronics NV - ADR	6,500	129,155
Insurance - 5.8%
Allied World Assurance Co. Holdings Ltd.	5,300	215,180
Aspen Insurance Holdings Ltd.	4,200	101,850
Beazley Group PLC	71,300	138,903
Brit Insurance Holdings PLC	42,400	134,114
IPC Holdings Ltd.	3,400	101,660
Jardine Lloyd Thompson Group PLC	3,441	21,669
Muenchener Rueckversicherungs AG	1,100	169,725
Platinum Underwriters Holdings Ltd.	7,100	256,168
Total Insurance		1,139,269

Internet Software & Services - 1.4%
Netease.com - ADR (a)	10,500	232,050
Opera Software SA (a)	16,250	41,541
Total Internet Software & Services		273,591

Leisure Equipment & Products - 0.3%
Noritsu Koki Co. Ltd.	8,600	61,761
Machinery - 3.2%
Atlas Copco AB - B Shares	20,800	156,501
Demag Cranes AG	2,710	70,820
Heidelberger Druckmaschinen AG	20,000	168,196
Hexagon AB - B Shares	27,400	131,318
Scania AB - B Shares	8,500	83,571
Vallourec	289	32,540
Total Machinery		642,946

Marine - 0.1%
D/S Norden	720	24,607

Media - 2.7%
M6-Metropole Television	9,500	182,830
Pearson PLC	14,700	135,475
SES SA	11,500	220,920
Total Media		539,225

Metals & Mining - 6.0%
Aquarius Platinum Ltd.	15,000	37,633
BlueScope Steel Ltd.	30,587	74,638
Boliden AB	38,000	85,534
Lundin Mining Corp. (US Dollars)(a)	2,500	2,400
Lundin Mining Corp. (Canadian Dollars)(a)	43,400	41,836
Mechel - ADR	20,600	82,400
Nisshin Steel Co. Ltd.	22,000	44,170
Norsk Hydro ASA	27,700	109,976
OneSteel Ltd.	41,299	70,832
Outokumpu OYJ	12,663	145,746
Rio Tinto PLC - ADR	1,700	151,147
Straits Resources Ltd.	31,300	19,749
Toho Zinc Co. Ltd.	46,000	109,101
Voestalpine AG	5,600	117,075
Xstrata PLC	11,400	104,899
Total Metals & Mining		1,197,136

Multiline Retail - 2.1%
The Daiei, Inc. (a)	31,850	199,216
Marui Co. Ltd.	18,400	104,534
Next PLC	6,700	104,132
Total Multiline Retail		407,882

Multi-Utilities - 0.4%
United Utilities Group PLC	9,100	81,968
Office Electronics - 0.8%
Neopost SA	1,700	153,199
Oil, Gas & Consumable Fuels - 1.3%
Centennial Coal Co. Ltd.	68,100	157,631
Etablissements Maurel et Prom	8,800	100,061
Total Oil, Gas & Consumable Fuels		257,692

Paper & Forest Products - 0.3%
AbitibiBowater, Inc. (a)	32,700	15,369
Sappi Ltd.	10,100	41,077
Total Paper & Forest Products		56,446

Pharmaceuticals - 4.5%
Astellas Pharma, Inc.	3,400	136,150
Bayer AG	2,500	144,391
Hisamitsu Pharmaceutical Co., Inc.	3,100	125,163
Novartis AG - ADR	2,100	104,496
Ono Pharmaceutical Co. Ltd.	2,000	103,034
Sanofi-Aventis SA - ADR	4,600	147,936
Takeda Pharmaceutical Co. Ltd.	2,600	133,083
Total Pharmaceuticals		894,253

Real Estate Investment Trusts - 0.6%
Vastned Retail NV	2,300	115,096
Real Estate Management & Development - 0.3%
Pirelli & C Real Estate SpA	8,689	48,977
Software - 1.4%
Misys PLC	92,077	131,391
SAP AG	4,100	143,848
Total Software		275,239

Specialty Retail - 2.9%
Fast Retailing Co. Ltd.	1,300	186,145
Game Group PLC	48,225	88,056
Halfords Group PLC	30,100	105,270
Praktiker Bau-und Heimwerkermaerkt AG	7,978	86,500
WH Smith PLC	21,800	112,365
Total Specialty Retail		578,336

Tobacco - 0.0%
British American Tobacco PLC (a)	1	11
Trading Companies & Distributors - 2.2%
ITOCHU Corp.	22,000	107,512
Marubeni Corp.	33,000	122,317
Toyota Tsusho Corp.	19,800	206,409
Total Trading Companies & Distributors		436,238

Transportation Infrastructure - 0.2%
Derichebourg SA	20,800	46,637
Wireless Telecommunication Services - 1.7%
Mobistar SA	2,000	143,564
MTN Group Ltd.	16,100	188,951
Total Wireless Telecommunication Services		332,515

TOTAL COMMON STOCKS (Cost $19,524,817)		$15,787,999

INVESTMENT COMPANIES - 0.0%
Reinet Investments SCA (a)	0	0
TOTAL INVESTMENT COMPANIES (Cost $0)		$0

PREFERRED STOCKS - 3.3%
Automobiles - 0.3%
Volkswagen AG	1,200	63,419
Beverages - 0.4%
Cia de Bebidas das Americas	2,000	88,620
Chemicals - 0.7%
Braskem SA	27,800	134,274
Media - 0.4%
ProSieben SAT.1 Media AG	21,683	72,337
Paper & Forest Products - 0.6%
Votorantim Celulose e Papel SA - ADR (a)	15,800	125,294
Textiles, Apparel & Luxury Goods - 0.4%
Hugo Boss AG 9b)	3,700	74,062

Wireless Telecommunication Services - 0.5%
Vivo Participacoes S A	7,900	99,066
TOTAL PREFERRED STOCKS (Cost $915,780)		$657,072

Total Investments (Cost $20,440,597) - 83.0%		$16,445,071

	Principal
	Amount
REPURCHASE AGREEMENTS - 1.1%
J.P. Morgan
0.050%, dated 12/31/2008, due 01/02/2009
repurchase price $222,227 (b)	$222,226	222,226
TOTAL REPURCHASE AGREEMENTS (Cost $222,226)		$222,226

Other Assets in Excess of Liabilities - 15.9%		3,146,525
TOTAL NET ASSETS - 100.0%		$19,813,822

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - International-1 Portfolio
Schedule of Securities Sold Short
December 31, 2008

	Shares	Value
COMMON STOCKS
Abertis Infraestructuras SA	13,700	$239,950
Agnico-Eagle Mines Ltd.	1,400	71,862
Air France-KLM	9,200	117,270
Air Liquide SA	1,700	154,664
Aisin Seiki Co. Ltd.	11,000	149,862
Ajinomoto Co., Inc.	17,000	182,096
Alstom SA	1,900	110,873
Altran Technologies SA	21,500	81,290
Aluminum Corp. of China Ltd. - ADR	18,000	243,180
AngloGold Ashanti Ltd. - ADR	4,400	121,924
ArcelorMittal - ADR	7,500	184,425
ASML Holding NV - ADR	9,200	166,244
Assured Guaranty Ltd.	8,400	95,760
Australia & New Zealand Banking Group Ltd.	12,277	130,875
Autoliv, Inc.	6,700	143,782
Benesse Corp.	4,500	195,091
BRISA	13,900	103,390
BT Group PLC - ADR	12,400	247,752
Canadian National Railway Co.	3,000	110,280
Carillion PLC	35,100	125,153
Carlsberg A/S - B Shares	4,300	137,521
Cemex SAB de CV - ADR	20,500	187,370
Central Japan Railway Co.	17	145,714
Centrica PLC	6,198	23,704
Ceragon Networks Ltd.	31,400	158,570
China Unicom Hong Kong Ltd. - ADR	7,300	89,060
Chiyoda Corp.	8,000	43,155
Christian Dior SA	3,800	212,608
Chugai Pharmaceutical Co. Ltd.	8,600	163,462
Cie Generale de Geophysique-Verita - ADR	11,700	175,383
Cintra Concesiones De Infraestructuras de Transport	13,100	96,875
Cochlear Ltd.	5,521	213,248
Credit Saison Co. Ltd.	12,800	171,843
Crown Ltd.	29,200	121,539
CSK Holdings Corp.	10,100	53,926
Denso Corp.	10,800	175,135
Dentsu, Inc.	61	119,106
Desarrolladora Homex SAB de CV - ADR	5,300	120,999
Deutsche Postbank AG	10,200	219,766
EDF Energies Nouvelles SA	5,396	189,393
Electricidade de Portugal SA	31,400	117,630
Electrolux AB - Series B	25,900	218,619
Fairfax Media Ltd.	62,769	71,552
Focus Media Holding Ltd. - ADR	13,300	120,897
Fonciere Des Regions	1,478	100,670

Fresenius Medical Care AG & Co. KGaA - ADR	2,300	108,514
Fushi Copperweld, Inc.	2,600	13,702
Groupe Danone	2,456	147,415
Hikma Pharmaceuticals PLC	20,400	102,656
Honda Motor Co. Ltd. - ADR	6,700	142,978
Iberdrola SA	39,700	360,909
ICICI Bank Ltd. - ADR	4,600	88,550
Imperial Tobacco Group PLC	6,900	183,529
Ingenico	12,700	195,778
Isetan Mitsukoshi Holdings Ltd.	13,200	111,687
JA Solar Holdings Co. Ltd. - ADR	16,700	72,979
K&S AG	3,300	183,349
Kansai Paint Co. Ltd.	4,000	20,077
Kinross Gold Corp.	4,900	90,258
Kyowa Hakko Kogyo Co. Ltd.	26,000	266,453
Lindt & Spruengli AG	133	244,919
Lions Gate Entertainment Corp.	32,100	176,550
Luxottica Group SpA	6,500	114,477
Millennium & Copthorne Hotels PLC	50,600	162,597
Murata Manufacturing Co. Ltd.	3,100	119,349
NGK Spark Plug Co. Ltd.	19,000	150,281
Nice Systems Ltd. - ADR	5,600	125,832
Nippon Paper Group, Inc.	49	193,513
Nomura Holdings, Inc.	31,400	252,516
Olympus Corp.	10,000	193,160
PagesJaunes Groupe	10,800	105,538
PAN American Silver Corp.	8,700	148,509
Panasonic Corp.	12,000	147,336
Petroplus Holdings AG	6,808	134,068
Piaggio & C. SpA	68,000	119,099
Porsche Automobile Holding SE	2,400	182,986
PPR	3,000	194,329
Qiagen NV	9,400	161,632
Randgold Resources Ltd. - ADR	3,700	162,504
Randstad Holding NV	13,200	266,972
Rautaruukki OYJ	6,700	113,250
Red Back Mining, Inc.	12,000	83,499
Redrow PLC	35,499	83,193
Remy Cointreau SA	2,615	107,704
Research In Motion Ltd.	4,600	186,668
Rogers Communications, Inc. - Class B	3,800	114,304
Salzgitter AG	2,400	183,486
Seven Network Ltd.	41,700	206,420
SGL Carbon AG	4,100	136,211
Shimizu Corp.	19,000	108,991
Shire PLC - ADR	5,000	223,900
Sims Group Ltd.	11,200	135,402
Sino Gold Mining Ltd.	1,656	5,773
SK Telecom Co. Ltd. - ADR	12,600	229,068
Sociedad Quimica y Minera De Chile SA - ADR	4,200	102,438
Soco International PLC	3,000	47,230
Sonova Holding AG	2,000	119,322
Sony Corp. - ADR	9,700	212,139

Suncorp-Metway Ltd.	1,389	8,135
Suzuken Co. Ltd.	5,100	150,215
The Swatch Group AG	1,267	173,560
Symrise AG	19,500	270,517
Takata Corp.	10,700	74,009
Tele Norte Leste Participacoes SA	11,300	157,296
Telecom Argentina SA - ADR	11,900	90,440
Telenor ASA	45,600	301,521
Telmex Internacional SAB de CV - ADR	20,500	232,880
TELUS Corp. - Non Vote	6,800	193,256
Teva Pharmaceutical Industries Ltd. - ADR	1,500	63,855
Tim Hortons, Inc.	4,400	126,896
Tokyu Corp.	41,000	203,078
Toyota Motor Corp. - ADR	3,300	215,952
Transurban Group	40,578	152,771
TUI AG	6,014	67,254
UCB SA	6,000	194,329
Ultrapetrol Bahamas Ltd	18,651	59,497
Veolia Environnement - ADR	9,000	285,390
VistaPrint Ltd.	8,200	152,602
Vivendi	3,600	116,422
Wartsila Oyj	7,600	221,957
West Japan Railway Co.	30	135,356
Willis Group Holdings Ltd.	9,000	223,920
Yamaha Motor Co. Ltd.	13,800	141,882
Yamato Kogyo Co. Ltd.	1,900	49,884
Yara International ASA	4,900	104,094
Total Securities Sold Short (Proceeds $20,141,852)		$18,434,435

ADR American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Momentum-1 Portfolio
Schedule of Investments
December 31, 2008

	Shares	Value
COMMON STOCKS - 87.4%
Air Freight & Logistics - 0.3%
Dynamex, Inc. (a)	6,119	$90,255
Forward Air Corp.	2,245	54,486
Total Air Freight & Logistics		144,741

Auto Components - 0.3%
ArvinMeritor, Inc.	14,367	40,946
Spartan Motors, Inc.	15,891	75,164
Total Auto Components		116,110

Biotechnology - 0.5%
Celgene Corp. (a)	3,500	193,480
Building Products - 0.7%
Apogee Enterprises, Inc.	9,827	101,808
Gibraltar Industries, Inc.	6,424	76,702
Insteel Industries, Inc.	4,444	50,173
NCI Building Systems, Inc. (a)	3,511	57,229
Total Building Products		285,912

Capital Markets - 1.8%
The Charles Schwab Corp.	11,550	186,763
Hercules Technology Growth Capital, Inc.	11,747	93,036
Knight Capital Group, Inc. - Class A (a)	4,260	68,799
Northern Trust Corp.	4,600	239,844
Penson Worldwide, Inc. (a)	15,846	120,747
SWS Group, Inc.	3,076	58,290
Total Capital Markets		767,479

Chemicals - 1.7%
Airgas, Inc.	5,850	228,092
Ferro Corp.	9,162	64,592
Praxair, Inc.	3,950	234,472
Sigma-Aldrich Corp.	4,500	190,080
Total Chemicals		717,236

Commercial Banks - 2.4%
1st Source Corp.	5,062	119,615
Bank of the Ozarks, Inc.	2,289	67,846
Center Financial Corp.	16,244	100,225
CVB Financial Corp.	1,815	21,599
First Bancorp, Inc.	3,164	62,932
First Commonwealth Financial Corp.	14,149	175,165
Lakeland Bancorp, Inc.	7,000	78,820
Oriental Financial Group, Inc.	8,466	51,219

Umpqua Holdings Corp.	5,129	74,217
Westamerica Bancorporation	3,750	191,812
Wilshire Bancorp, Inc.	5,320	48,306
Total Commercial Banks		991,756

Commercial Services & Supplies - 3.5%
ABM Industries, Inc.	1,766	33,642
ATC Technology Corp. (a)	6,557	95,929
The Brink's Co.	1,677	45,078
Comfort Systems USA, Inc.	10,745	114,542
Covanta Holding Corp. (a)	11,000	241,560
EnergySolutions, Inc.	18,035	101,898
Herman Miller, Inc.	5,867	76,447
Iron Mountain, Inc. (a)	12,900	319,017
Knoll, Inc.	2,706	24,408
M&F Worldwide Corp. (a)	11,961	184,797
McGrath Rentcorp	3,440	73,478
PRG-Schultz International, Inc. (a)	12,547	51,192
Standard Parking Corp. (a)	4,281	82,795
Total Commercial Services & Supplies		1,444,783

Communications Equipment - 1.7%
Adtran, Inc.	6,321	94,057
Arris Group, Inc. (a)	6,383	50,745
Avocent Corp. (a)	9,961	178,402
Black Box Corp.	2,562	66,919
CommScope, Inc. (a)	3,456	53,706
PC-Tel, Inc.	16,960	111,427
Symmetricom, Inc. (a)	9,920	39,184
Tekelec (a)	7,460	99,516
Total Communications Equipment		693,956

Computers & Peripherals - 0.2%
Presstek, Inc. (a)	28,948	92,923
Construction & Engineering - 0.7%
Insituform Technologies, Inc. - Class A (a)	5,053	99,494
MasTec, Inc. (a)	17,511	202,777
Pike Electric Corp. (a)	883	10,861
Total Construction & Engineering		313,132

Construction Materials - 0.7%
Martin Marietta Materials, Inc.	3,000	291,240
Consumer Finance - 0.3%
Nelnet, Inc. - Class A	5,995	85,908
The Student Loan Corp.	1,040	42,640
Total Consumer Finance		128,548

Containers & Packaging - 0.6%
Crown Holdings, Inc. (a)	12,300	236,160
Diversified Consumer Services - 2.5%
DeVry, Inc.	7,200	413,352
Hillenbrand, Inc.	4,070	67,888
ITT Educational Services, Inc. (a)	3,250	308,685

Regis Corp.	2,632	38,243
Steiner Leisure Ltd. (a)	1,658	48,944
Strayer Education, Inc.	850	182,248
Total Diversified Consumer Services		1,059,360

Diversified Financial Services - 0.2%
Encore Capital Group, Inc. (a)	9,424	67,853
Diversified Telecommunication Services - 0.6%
Cincinnati Bell, Inc. (a)	48,673	93,939
Premiere Global Services, Inc. (a)	17,330	149,211
Total Diversified Telecommunication Services		243,150

Electric Utilities - 0.3%
MGE Energy, Inc.	3,698	122,034
Electrical Equipment - 1.5%
Advanced Battery Technologies, Inc. (a)	40,750	108,395
Ametek, Inc.	7,550	228,085
Baldor Electric Co.	1,248	22,277
Coleman Cable, Inc. (a)	2,897	13,123
Franklin Electric Co., Inc.	2,169	60,971
II-VI, Inc. (a)	3,874	73,955
Thomas & Betts Corp. (a)	5,316	127,690
Total Electrical Equipment		634,496

Electronic Equipment, Instruments & Components - 3.1%
Agilent Technologies, Inc. (a)	8,600	134,418
Amphenol Corp. - Class A	8,600	206,228
Cognex Corp.	639	9,457
CTS Corp.	3,933	21,671
Daktronics, Inc.	5,577	52,201
Dolby Laboratories, Inc. - Class A (a)	8,700	285,012
Itron, Inc. (a)	4,250	270,895
LeCroy Corp. (a)	5,426	16,549
MTS Systems Corp.	5,821	155,072
Sanmina-SCI Corp. (a)	58,889	27,678
TTM Technologies, Inc. (a)	21,363	111,301
Total Electronic Equipment, Instruments & Components		1,290,482

Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	16,600	253,648
Boots & Coots International Control, Inc. (a)	41,095	48,492
Helmerich & Payne, Inc.	6,700	152,425
ION Geophysical Corp. (a)	19,562	67,098
Matrix Service Co. (a)	7,882	60,455
Newpark Resources, Inc. (a)	7,435	27,510
PHI, Inc. - Non Voting (a)	7,615	106,686
T-3 Energy Services, Inc. (a)	3,025	28,556
Tesco Corp. (a)	8,324	59,433
Tetra Technologies, Inc. (a)	11,697	56,847
Willbros Group, Inc. (a)	7,716	65,355
Total Energy Equipment & Services		926,505

Food & Staples Retailing - 1.0%
The Kroger Co.	10,150	268,061
The Pantry, Inc. (a)	931	19,970
Spartan Stores, Inc.	1,334	31,016
Susser Holdings Corp. (a)	2,304	30,620
United Natural Foods, Inc. (a)	4,067	72,474
Total Food & Staples Retailing		422,141

Food Products - 2.2%
Dean Foods Co. (a)	10,350	185,990
Diamond Foods, Inc.	467	9,410
General Mills, Inc.	2,950	179,213
HJ Heinz Co.	5,650	212,440
Lifeway Foods, Inc. (a)	4,505	40,455
Overhill Farms, Inc. (a)	13,681	57,323
TreeHouse Foods, Inc. (a)	8,055	219,418
Total Food Products		904,249

Health Care Equipment & Supplies - 3.1%
Cardiac Science Corp. (a)	12,100	90,750
The Cooper Cos., Inc.	7,408	121,491
CR Bard, Inc.	2,600	219,076
Edwards Lifesciences Corp. (a)	5,550	304,973
Invacare Corp.	5,332	82,753
Kensey Nash Corp. (a)	5,352	103,882
Quidel Corp. (a)	12,663	165,505
Somanetics Corp. (a)	2,204	36,388
STERIS Corp.	5,263	125,733
Vascular Solutions, Inc. (a)	7,264	65,521
Total Health Care Equipment & Supplies		1,316,072

Health Care Providers & Services - 3.5%
Alliance Imaging, Inc. (a)	7,957	63,417
Allion Healthcare, Inc. (a)	37,081	152,774
America Service Group, Inc. (a)	3,747	40,093
AMN Healthcare Services, Inc. (a)	3,391	28,688
Capital Senior Living Corp. (a)	23,864	71,115
Centene Corp. (a)	1,973	38,888
Cross Country Healthcare, Inc. (a)	12,743	112,011
The Ensign Group, Inc.	861	14,413
Express Scripts, Inc. (a)	5,300	291,394
Health Management Associates, Inc. - Class A (a)	26,122	46,758
Healthspring, Inc. (a)	6,836	136,515
Healthways, Inc. (a)	2,019	23,178
LifePoint Hospitals, Inc. (a)	4,107	93,804
MWI Veterinary Supply, Inc. (a)	4,537	122,318
NovaMed, Inc. (a)	9,205	31,849
Odyssey HealthCare, Inc. (a)	6,177	57,137
Skilled Healthcare Group, Inc. - Class A (a)	4,905	41,398
Sun Healthcare Group, Inc. (a)	4,775	42,259
Universal American Corp. (a)	4,366	38,508
Total Health Care Providers & Services		1,446,517

Health Care Technology - 0.1%
Icad, Inc. (a)	33,225	36,548
Hotels, Restaurants & Leisure - 4.0%
AFC Enterprises, Inc. (a)	3,581	16,795
Burger King Holdings, Inc.	14,500	346,260
California Pizza Kitchen, Inc. (a)	12,782	137,023
CKE Restaurants, Inc.	10,533	91,426
Dominos Pizza, Inc. (a)	15,210	71,639
Einstein Noah Restaurant Group, Inc. (a)	16,013	92,075
Marcus Corp.	4,916	79,787
Panera Bread Co. - Class A (a)	7,850	410,084
Papa John's International, Inc. (a)	1,466	27,018
Peet's Coffee & Tea, Inc. (a)	2,632	61,194
Wyndham Worldwide Corp.	8,732	57,195
Yum! Brands, Inc.	8,900	280,350
Total Hotels, Restaurants & Leisure		1,670,846

Household Products - 0.3%
Central Garden & Pet Co. - Class A (a)	21,321	125,794
Industrial Conglomerates - 0.6%
Raven Industries, Inc.	6,641	160,048
Standex International Corp.	3,581	71,047
Total Industrial Conglomerates		231,095

Insurance - 1.8%
American Equity Investment Life Holding Co.	12,806	89,642
Conseco, Inc. (a)	18,573	96,208
Employers Holdings, Inc.	6,596	108,834
Harleysville Group, Inc.	1,217	42,267
Infinity Property & Casualty Corp.	843	39,393
Meadowbrook Insurance Group, Inc.	25,745	165,798
PMA Capital Corp. - Class A (a)	27,986	198,141
Total Insurance		740,283

Internet & Catalog Retail - 1.3%
1-800-FLOWERS.COM, Inc. - Class A (a)	18,559	70,895
NetFlix, Inc. (a)	11,600	346,724
Stamps.com, Inc. (a)	13,725	134,917
Total Internet & Catalog Retail		552,536

Internet Software & Services - 1.8%
Dice Holdings, Inc. (a)	34,300	139,944
Earthlink, Inc. (a)	9,511	64,294
Interwoven, Inc. (a)	7,827	98,620
Marchex, Inc. - Class B	20,583	119,999
S1 Corp. (a)	16,511	130,272
SonicWALL, Inc. (a)	46,671	185,751
United Online, Inc.	5,688	34,526
Total Internet Software & Services		773,406

IT Services - 5.5%
Accenture Ltd. - Class A	8,500	278,715
Acxiom Corp.	22,876	185,524
Alliance Data Systems Corp. (a)	3,950	183,794
Ciber, Inc. (a)	13,655	65,681
Convergys Corp. (a)	4,020	25,768
CSG Systems International, Inc. (a)	6,416	112,088
DST Systems, Inc. (a)	4,900	186,102
Gartner, Inc. (a)	17,450	311,133
Global Cash Access Holdings, Inc. (a)	35,048	77,807
Global Payments, Inc.	7,900	259,041
The Hackett Group, Inc. (a)	26,338	76,907
iGate Corp. (a)	11,175	72,749
Information Services Group, Inc. (a)	20,337	69,146
Ness Technologies, Inc. (a)	29,533	126,401
Perot Systems Corp. - Class A (a)	5,205	71,152
Sapient Corp. (a)	18,285	81,185
TeleTech Holdings, Inc. (a)	3,785	31,605
TNS, Inc. (a)	8,849	83,092
Total IT Services		2,297,890

Leisure Equipment & Products - 1.1%
Hasbro, Inc.	10,450	304,826
Leapfrog Enterprises, Inc. (a)	16,087	56,305
Polaris Industries, Inc.	911	26,100
RC2 Corp. (a)	6,290	67,114
Total Leisure Equipment & Products		454,345

Life Sciences Tools & Services - 0.3%
Cambrex Corp. (a)	10,993	50,788
Varian, Inc. (a)	2,615	87,628
Total Life Sciences Tools & Services		138,416

Machinery - 3.8%
Altra Holdings, Inc. (a)	6,662	52,696
Ampco-Pittsburgh Corp.	2,985	64,775
Blount International, Inc. (a)	6,010	56,975
CIRCOR International, Inc.	2,830	77,825
Donaldson Co., Inc.	6,600	222,090
Federal Signal Corp.	11,500	94,415
Force Protection, Inc. (a)	19,060	113,979
Graco, Inc.	11,300	268,149
Lincoln Electric Holdings, Inc.	4,850	247,010
Mueller Water Products, Inc. - Class A	11,761	98,792
NN, Inc.	10,413	23,846
Titan International, Inc.	6,839	56,422
Wabtec Corp.	5,750	228,562
Total Machinery		1,605,536

Marine - 0.4%
American Commercial Lines, Inc. (a)	6,776	33,202
Genco Shipping & Trading Ltd.	8,332	123,314
Total Marine		156,516

Media - 4.6%
Arbitron, Inc.	11,141	147,952
Cablevision Systems Corp. - Class A	11,100	186,924
Cinemark Holdings, Inc.	11,479	85,289
The DIRECTV Group, Inc. (a)	13,500	309,285
Harte-Hanks, Inc.	2,346	14,639
Hearst-Argyle Television, Inc.	5,098	30,894
Liberty Media Corp. - Entertainment Series A (a)	11,650	203,642
Live Nation, Inc. (a)	19,236	110,415
Marvel Entertainment, Inc. (a)	11,550	355,163
Mediacom Communications Corp. - Class A (a)	22,945	98,664
Morningstar, Inc. (a)	5,650	200,575
Outdoor Channel Holdings, Inc. (a)	15,625	117,031
Sinclair Broadcast Group, Inc.	14,874	46,109
Total Media		1,906,582

Metals & Mining - 0.4%
Schnitzer Steel Industries, Inc. - Class A	2,781	104,705
Worthington Industries, Inc.	5,262	57,987
Total Metals & Mining		162,692

Multi-Utilities - 0.5%
Avista Corp.	9,869	191,261
Oil, Gas & Consumable Fuels - 3.2%
Approach Resources, Inc. (a)	4,977	36,382
Berry Petroleum Co. - Class A	4,333	32,757
Continental Resources, Inc. (a)	6,750	139,792
CVR Energy, Inc. (a)	13,599	54,396
Encore Acquisition Co. (a)	7,250	185,020
Frontline Ltd.	5,950	176,180
General Maritime Corp.	15,613	168,620
Massey Energy Co.	9,250	127,557
Overseas Shipholding Group, Inc.	1,063	44,763
Petrohawk Energy Corp. (a)	11,450	178,964
Petroleum Development Corp. (a)	2,181	52,497
Quicksilver Resources, Inc. (a)	11,082	61,727
Walter Industries, Inc.	2,643	46,279
World Fuel Services Corp.	1,061	39,257
Total Oil, Gas & Consumable Fuels		1,344,191

Paper & Forest Products - 0.3%
Deltic Timber Corp.	2,352	107,604
Glatfelter	4,270	39,711
Total Paper & Forest Products		147,315

Personal Products - 0.5%
Inter Parfums, Inc.	16,036	123,157
Nu Skin Enterprises, Inc. - Class A	6,329	66,011
Total Personal Products		189,168

Pharmaceuticals - 0.7%
Valeant Pharmaceuticals International (a)	13,100	299,990

Professional Services - 0.7%
FTI Consulting, Inc. (a)	5,250	234,570
GP Strategies Corp. (a)	7,694	34,623
On Assignment, Inc. (a)	6,782	38,454
Total Professional Services		307,647

Real Estate Investment Trusts - 4.7%
Agree Realty Corp.	9,574	173,577
Apartment Investment & Management Co. - Class A	1,942	22,430
BioMed Realty Trust, Inc.	20,023	234,670
Brandywine Realty Trust	17,662	136,174
CapLease, Inc.	33,258	57,536
Chimera Investment Corp.	3,787	13,065
Cogdell Spencer, Inc.	9,978	93,394
Developers Diversified Realty Corp.	11,040	53,875
DiamondRock Hospitality Co.	14,322	72,613
Entertainment Properties Trust	3,149	93,840
First Potomac Realty Trust	14,589	135,678
JER Investors Trust, Inc.	43,518	40,472
National Retail Properties, Inc.	10,803	185,704
NorthStar Realty Finance Corp.	20,673	80,831
One Liberty Properties, Inc.	10,199	89,751
Plum Creek Timber Co., Inc.	9,200	319,608
Ramco-Gershenson Properties Trust	8,762	54,149
U-Store-It Trust	22,391	99,640
Total Real Estate Investment Trusts		1,957,007

Real Estate Management & Development - 0.4%
The St Joe Co. (a)	6,550	159,296
Road & Rail - 1.1%
JB Hunt Transport Services, Inc.	8,650	227,235
Landstar System, Inc.	6,250	240,188
Total Road & Rail		467,423

Semiconductors & Semiconductor Equipment - 3.4%
Cirrus Logic, Inc. (a)	24,904	66,743
Integrated Device Technology, Inc. (a)	29,590	166,000
IXYS Corp.	16,415	135,588
NVE Corp. (a)	2,797	73,086
Semitool, Inc. (a)	41,771	127,401
Silicon Image, Inc. (a)	33,620	141,204
Skyworks Solutions, Inc. (a)	28,074	155,530
Supertex, Inc. (a)	7,275	174,673
TriQuint Semiconductor, Inc. (a)	63,612	218,825
Veeco Instruments, Inc. (a)	22,971	145,636
Volterra Semiconductor Corp. (a)	1,937	13,849
Total Semiconductors & Semiconductor Equipment		1,418,535

Software - 3.9%
ACI Worldwide, Inc. (a)	3,476	55,268
Adobe Systems, Inc. (a)	7,350	156,482
Advent Software, Inc. (a)	9,950	198,702
BMC Software, Inc. (a)	12,200	328,302

Deltek, Inc. (a)	17,733	82,281
Factset Research Systems, Inc.	5,050	223,412
Renaissance Learning, Inc.	3,406	30,620
SumTotal Systems, Inc. (a)	54,256	154,087
TIBCO Software, Inc. (a)	32,353	167,912
Tyler Technologies, Inc. (a)	14,357	171,997
Wind River Systems, Inc. (a)	5,780	52,193
Total Software		1,621,256

Specialty Retail - 2.4%
Aaron Rents, Inc.	3,164	84,226
Advance Auto Parts, Inc.	7,200	242,280
The Cato Corp. - Class A	3,758	56,746
Foot Locker, Inc.	2,632	19,319
Genesco, Inc. (a)	5,207	88,102
Hibbett Sports, Inc. (a)	7,040	110,598
HOT Topic, Inc. (a)	9,257	85,812
Rent-A-Center, Inc. (a)	1,990	35,124
Staples, Inc.	12,000	215,040
The Wet Seal, Inc. - Class A (a)	16,887	50,154
Total Specialty Retail		987,401

Textiles, Apparel & Luxury Goods - 1.0%
Liz Claiborne, Inc.	27,381	71,190
Oxford Industries, Inc.	10,788	94,611
Phillips-Van Heusen Corp.	1,767	35,570
Under Armour, Inc. - Class A (a)	9,450	225,288
Total Textiles, Apparel & Luxury Goods		426,659

Thrifts & Mortgage Finance - 1.7%
Capitol Federal Financial	4,400	200,640
Clifton Savings Bancorp, Inc.	5,354	63,498
K-Fed Bancorp	7,368	47,892
Ocwen Financial Corp. (a)	11,524	105,790
Provident Financial Services, Inc.	10,396	159,059
United Financial Bancorp, Inc.	8,763	132,672
Total Thrifts & Mortgage Finance		709,551

Tobacco - 0.2%
Alliance One International, Inc. (a)	24,570	72,236
Universal Corp.	560	16,727
Total Tobacco		88,963

Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. (a)	4,164	57,796
Houston Wire & Cable Co.	10,122	94,236
TAL International Group, Inc.	6,924	97,629
Total Trading Companies & Distributors		249,661

Transportation Infrastructure - 0.1%
CAI International, Inc. (a)	15,939	50,527

Wireless Telecommunication Services - 0.4%
American Tower Corp. - Class A (a)	6,100	178,852
TOTAL COMMON STOCKS (Cost $39,695,918)		$36,497,503

INVESTMENT COMPANIES - 8.3%
Consumer Discretionary Select Sector SPDR Fund	27,950	602,882
Financial Select Sector SPDR Fund	12,400	156,488
iShares S&P MidCap 400 Growth Index Fund	21,600	1,197,720
Midcap SPDR Trust Series 1	8,900	864,724
Technology Select Sector SPDR Fund	41,700	642,597
TOTAL INVESTMENT COMPANIES (Cost $3,421,014)		$3,464,411

Total Investments (Cost $43,116,932) - 95.7%		$39,961,914

	Principal
	Amount
REPURCHASE AGREEMENTS - 2.4%
J.P. Morgan
0.050%, dated 12/31/2008, due 01/02/2009
repurchase price $992,275 (b)	$992,272	$992,272
TOTAL REPURCHASE AGREEMENTS (Cost $992,272)		$992,272

Other Assets in Excess of Liabilities - 1.9%		808,311
TOTAL NET ASSETS - 100.0%		$41,762,497

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Momentum-1 Portfolio
Schedule of Securities Sold Short
December 31, 2008

	Shares	Value
COMMON STOCKS
3D Systems Corp.	13,874	$110,160
3PAR, Inc.	5,850	44,636
Acacia Research - Acacia Technologies	6,320	19,213
Acadia Realty Trust	12,016	171,468
Actel Corp.	4,874	57,123
Advanced Analogic Technologies, Inc.	6,260	18,905
The Advisory Board Co.	3,287	73,300
AEP Industries, Inc.	7,370	129,565
Aflac, Inc.	6,850	314,004
Agilysys, Inc.	6,328	27,147
Air Methods Corp.	1,915	30,621
Air Products & Chemicals, Inc.	4,350	218,675
Airtran Holdings, Inc.	5,539	24,593
Airvana, Inc.	36,546	223,662
Akamai Technologies, Inc.	9,800	147,882
Alaska Communications Systems Group, Inc.	19,284	180,884
Albemarle Corp.	9,400	209,620
Alexander & Baldwin, Inc.	1,444	36,187
Allegheny Energy, Inc.	6,900	233,634
Allegiant Travel Co.	908	44,102
Allergan, Inc.	6,900	278,208
Amcore Financial, Inc.	9,340	33,811
Amerco, Inc.	1,604	55,386
American Campus Communities, Inc.	8,396	171,950
American Caresource Holdings, Inc.	12,924	91,114
American Software, Inc. - Class A	20,089	94,418
Analog Devices, Inc.	11,850	225,387
AnnTaylor Stores Corp.	4,094	23,622
Apollo Group, Inc. - Class A	3,650	279,663
Arch Chemicals, Inc.	6,931	180,691
athenahealth, Inc.	3,739	140,661
Atlas Air Worldwide Holdings, Inc.	3,655	69,080
Audiovox Corp. - Class A	8,716	43,667
Autodesk, Inc.	10,700	210,255
Avatar Holdings, Inc.	7,092	188,080
Avid Technology, Inc.	12,991	141,732
Badger Meter, Inc.	1,397	40,541
Ball Corp.	7,700	320,243
BankFinancial Corp.	11,317	115,320
Best Buy Co., Inc.	9,000	252,990
Biogen Idec, Inc.	4,850	231,006
BioMarin Pharmaceuticals, Inc.	9,700	172,660
BJ's Restaurants, Inc.	12,703	136,811
Blackboard, Inc.	5,875	154,101
Blue Coat Systems, Inc.	919	7,720

Boston Beer Co, Inc. - Class A	5,909	167,816
Boston Private Financial Holdings, Inc.	4,016	27,469
Bottomline Technologies, Inc.	16,390	116,369
Bowne & Co, Inc.	12,979	76,317
Boyd Gaming Corp.	5,113	24,184
BPZ Resources, Inc.	1,175	7,520
Brinker International, Inc.	11,586	122,116
Bristow Group, Inc.	1,549	41,498
Broadcom Corp. - Class A	14,600	247,762
Bronco Drilling Co., Inc.	2,951	19,063
Brooks Automation, Inc.	32,174	186,931
Brunswick Corp.	20,944	88,174
Build-A-Bear Workshop, Inc.	7,587	36,873
Cabot Microelectronics Corp.	6,387	166,509
Cadence Design Systems, Inc.	6,779	24,811
Cardica, Inc.	16,598	58,093
CardioNet, Inc.	3,898	96,086
Care Investment Trust, Inc.	3,713	28,924
Cascade Microtech, Inc.	4,882	9,520
Cavco Industries, Inc.	6,480	174,247
Cavium Networks, Inc.	1,827	19,202
Cbeyond, Inc.	1,293	20,662
Celanese Corp. - Series A	10,200	126,786
Cepheid, Inc.	7,366	76,459
Cerner Corp.	6,700	257,615
CH Energy Group, Inc.	3,655	187,830
CH Robinson Worldwide, Inc.	5,200	286,156
Chindex International, Inc.	7,297	58,011
Choice Hotels International, Inc.	14,900	447,894
Christopher & Banks Corp.	6,843	38,321
Citizens Republic Bancorp, Inc.	10,312	30,730
Citizens, Inc.	20,037	194,359
Citrix Systems, Inc.	12,750	300,518
Clinical Data, Inc.	7,879	70,123
Coach, Inc.	14,200	294,934
Cognizant Technology Solutions Corp. - Class A	14,050	253,743
Cohen & Steers, Inc.	3,504	38,509
Cohu, Inc.	11,524	140,017
Colfax Corp.	2,231	23,180
Colonial Properties Trust	24,206	201,636
comScore, Inc.	1,832	23,358
Continental Airlines, Inc. - Class B	3,376	60,971
Cooper Tire & Rubber Co.	5,259	32,395
The Corporate Executive Board Co.	6,450	142,287
Courier Corp.	4,415	79,028
CRA International Inc.	5,200	140,036
Crown Castle International Corp.	11,450	201,291
Cubic Corp.	3,257	88,590
Cutera, Inc.	7,413	65,753
Cymer, Inc.	6,683	146,425
Cypress Semiconductor Corp.	41,890	187,248
Danvers Bancorp, Inc.	13,754	183,891
Darden Restaurants, Inc.	11,450	322,661

Delek US Holdings, Inc.	5,638	29,825
Deluxe Corp.	13,900	207,944
DemandTec, Inc.	3,673	29,641
DexCom, Inc.	5,476	15,114
Diamond Management & Technology Consultants, Inc.	6,867	28,910
Dillard's Inc. - Class A	9,898	39,295
DISH Network Corp. - Class A	12,550	139,179
Double-Take Software, Inc.	2,925	26,237
Dresser-Rand Group, Inc.	7,500	129,375
Drew Industries, Inc.	3,275	39,300
Eagle Materials, Inc.	13,875	255,439
Echelon Corp.	3,852	31,394
ehealth, Inc.	766	10,172
Electro Scientific Industries, Inc.	12,652	85,907
Electronic Arts, Inc.	8,050	129,122
Electronics for Imaging, Inc.	5,154	49,272
Emeritus Corp.	5,443	54,593
Epoch Holding Corp.	8,017	60,849
Evercore Partners, Inc. - Class A	2,445	30,538
ExlService Holdings, Inc.	2,358	20,208
Expeditors International of Washington, Inc.	8,950	297,766
Extreme Networks, Inc.	35,268	82,527
FARO Technologies, Inc.	5,425	91,465
FBR Capital Markets Corp.	9,461	45,980
Federated Investors, Inc. - Class B	11,200	189,952
FEI Co.	9,192	173,361
First Advantage Corp. - Class A	8,992	127,237
First Industrial Realty Trust, Inc.	1,456	10,993
First Mercury Financial Corp.	4,420	63,029
FMC Corp.	5,450	243,778
Formfactor, Inc.	2,705	39,493
Franklin Resources, Inc.	3,600	229,608
FuelCell Energy, Inc.	5,264	20,424
FX Energy, Inc.	16,524	46,102
Gaiam, Inc. - Class A	3,475	16,055
GAMCO Investors, Inc. - Class A	3,910	106,821
General Cable Corp.	7,650	135,329
Gen-Probe, Inc.	7,450	319,158
GeoEye, Inc.	6,593	126,783
Global Industries Ltd.	19,191	66,977
Great Atlantic & Pacific Tea Co.	7,554	47,364
Greene Bancshares, Inc.	1,949	26,389
Group 1 Automotive, Inc.	3,477	37,447
GSE Systems, Inc.	14,235	83,986
GSI Commerce, Inc.	9,789	102,980
Hallmark Financial Services, Inc.	7,668	67,248
Hanesbrands, Inc.	12,000	153,000
Hansen Natural Corp.	9,700	325,241
Harley-Davidson, Inc.	10,800	183,276
Harris & Harris Group, Inc.	8,569	33,848
Harvest Natural Resources, Inc.	21,659	93,134
Headwaters, Inc.	6,973	47,068
Healthcare Services Group	5,866	93,445

Hecla Mining Co.	17,959	50,285
Herley Industries, Inc.	923	11,334
The Hershey Co.	9,650	335,241
Hilltop Holdings, Inc.	17,928	174,619
HNI Corp.	1,682	26,643
Holly Corp.	8,818	160,752
Hughes Communications, Inc.	1,015	16,179
Huron Consulting Group, Inc.	3,123	178,854
Ibasis, Inc.	7,345	10,356
ICF International, Inc.	7,488	183,980
Imperial Sugar Co.	3,342	47,924
IMS Health, Inc.	16,250	246,350
Incyte Corp. Ltd.	3,441	13,041
Informatica Corp.	10,196	139,991
Innovative Solutions & Support, Inc.	2,284	9,022
Insulet Corp.	13,453	103,857
Interactive Intelligence, Inc.	5,230	33,524
Internap Network Services Corp.	9,204	23,010
International Game Technology	15,250	181,323
Internet Capital Group, Inc.	8,401	45,785
Intevac, Inc.	11,229	56,931
iPCS, Inc.	6,832	46,868
J Crew Group, Inc.	5,322	64,928
Jack Henry & Associates, Inc.	12,500	242,625
James River Coal Co.	1,800	27,594
Jones Lang LaSalle, Inc.	808	22,382
Kansas City Life Insurance Co.	3,270	141,755
Kenneth Cole Productions, Inc. - Class A	5,752	40,724
Kimberly-Clark Corp.	6,100	321,714
Kinetic Concepts, Inc.	10,700	205,226
Kirby Corp.	8,250	225,720
The Knot, Inc.	4,208	35,011
K-Swiss, Inc. - Class A	16,710	190,494
Kulicke & Soffa Industries, Inc.	37,847	64,340
L-1 Identity Solutions, Inc.	20,885	140,765
Lancaster Colony Corp.	4,837	165,909
LaSalle Hotel Properties	4,597	50,797
Lawson Software, Inc.	9,870	46,784
Learning Tree International, Inc.	9,917	84,493
LECG Corp.	5,397	36,214
Linear Technology Corp.	11,150	246,638
LoJack Corp.	7,657	31,547
Loral Space & Communications, Inc.	4,896	71,139
Louisiana-Pacific Corp.	16,192	25,260
LSI Industries, Inc.	3,957	27,185
Luby's, Inc.	32,631	136,724
M/I Homes, Inc.	7,593	80,030
The Macerich Co.	6,400	116,224
Macrovision Solutions Corp.	4,134	52,295
MarineMax, Inc.	5,991	20,309
MarketAxess Holdings, Inc.	3,165	25,826
Marriott International, Inc. - Class A	11,400	221,730
Mattson Technology, Inc.	4,827	6,806

The McGraw-Hill Cos., Inc.	9,550	221,465
MedAssets, Inc.	5,662	82,665
Medcath Corp.	7,439	77,663
Medical Action Industries, Inc.	11,971	119,710
Meritage Homes Corp.	2,295	27,930
Metavante Technologies, Inc.	14,750	237,623
MetroPCS Communications, Inc.	17,900	265,815
MicroStrategy, Inc. - Class A	2,497	92,714
Micrus Endovascular Corp.	8,502	98,708
Mid-America Apartment Communities, Inc.	5,250	195,090
Miller Industries, Inc.	4,775	25,308
Mine Safety Appliances Co.	9,800	234,318
Modine Manufacturing Co.	3,453	16,816
ModusLink Global Solutions, Inc.	32,079	92,708
Monarch Casino & Resort, Inc.	1,689	19,677
Monolithic Power Systems, Inc.	2,451	30,907
Moody's Corp.	8,950	179,806
Morgans Hotel Group Co.	4,248	19,796
Nara Bancorp, Inc.	7,920	77,854
National Interstate Corp.	1,682	30,057
Navigators Group, Inc.	3,562	195,589
Netgear, Inc.	1,634	18,644
Netlogic Microsystems, Inc.	2,474	54,453
NeuStar, Inc. - Class A	16,950	324,254
Noble Energy, Inc.	3,250	159,965
Nordson Corp.	6,500	209,885
Nordstrom, Inc.	12,550	167,041
NYMAGIC, Inc.	4,347	82,810
O'Charleys, Inc.	20,498	40,996
Odyssey Marine Exploration, Inc.	59,560	191,783
Office Depot, Inc.	6,994	20,842
Omnicell, Inc.	7,367	89,951
Omnicom Group, Inc.	8,500	228,820
Omniture, Inc.	475	5,054
Oppenheimer Holdings, Inc. - Class A	2,869	36,953
Orbitz Worldwide, Inc.	20,998	81,472
Otter Tail Corp.	5,187	121,013
PACCAR, Inc.	8,850	253,110
Packaging Corp of America	17,100	230,166
Palomar Medical Technologies, Inc.	13,054	150,513
Patterson Cos., Inc.	12,400	232,500
Paychex, Inc.	11,400	299,592
Penford Corp.	9,793	99,105
Pennsylvania Real Estate Investment Trust	14,107	105,097
Phase Forward, Inc.	4,644	58,143
PHH Corp.	5,216	66,400
Pinnacle Entertainment, Inc.	2,438	18,724
Piper Jaffray Cos.	3,925	156,058
Pitney Bowes, Inc.	10,700	272,636
PLX Technology, Inc.	6,372	10,960
PMFG, Inc.	1,583	15,133
PNM Resources, Inc.	2,638	26,591
PPL Corp.	6,600	202,554

Precision Castparts Corp.	3,650	217,102
Presidential Life Corp.	10,670	105,526
Public Service Enterprise Group, Inc.	8,150	237,736
Rambus, Inc.	7,897	125,720
Regal Entertainment Group - Class A	16,300	166,423
Rex Energy Corp.	28,916	85,013
Rex Stores Corp.	19,115	154,258
Rimage Corp.	5,901	79,132
Robert Half International, Inc.	13,100	272,742
Rockwell Automation, Inc.	6,100	196,664
Rockwell Collins, Inc.	6,150	240,404
Roma Financial Corp.	9,167	115,413
Rubicon Technology, Inc.	2,342	9,977
Ryland Group, Inc.	3,966	70,079
Sanderson Farms, Inc.	5,541	191,497
Saul Centers, Inc.	4,584	181,068
Schawk, Inc.	5,762	66,033
Scholastic Corp.	11,125	151,078
SEI Investments Co.	13,900	218,369
SenoRx, Inc.	6,123	14,328
Sepracor, Inc.	17,650	193,797
Sequenom, Inc.	3,209	63,667
The Shaw Group, Inc.	6,700	137,149
Shutterfly, Inc.	2,596	18,146
Silicon Storage Technology, Inc.	53,531	122,586
Skyline Corp.	2,400	47,976
Skywest, Inc.	8,018	149,135
Smart Balance, Inc.	4,131	28,091
Smithfield Foods, Inc.	11,413	160,581
Spartech Corp.	7,324	45,848
Stanley Furniture Co., Inc.	5,889	46,641
Starbucks Corp.	24,700	233,662
Starwood Hotels & Resorts Worldwide, Inc.	7,050	126,195
The Steak N Shake Co.	19,642	116,870
Stewart Information Services Corp.	3,341	78,480
Stratus Properties, Inc.	3,148	39,224
Sunrise Senior Living, Inc.	3,651	6,134
SurModics, Inc.	1,185	29,945
Switch & Data Facilities Co., Inc.	9,483	70,079
Sycamore Networks, Inc.	67,414	181,344
TCF Financial Corp.	1,487	20,312
Tecumseh Products Co. - Class A	19,050	182,499
Temple-Inland, Inc.	10,963	52,622
Tempur-Pedic International, Inc.	3,159	22,397
Texas Industries, Inc.	1,170	40,365
THQ, Inc.	10,504	44,012
Tiffany & Co.	7,250	171,318
Tim Hortons, Inc.	9,950	286,958
TomoTherapy, Inc.	2,611	6,214
Toro Co.	12,569	414,777
Total Sytem Services, Inc.	15,750	220,500
Trans1, Inc.	4,135	29,813
Tuesday Morning Corp.	27,822	45,350

Tween Brands, Inc.	3,271	14,131
Ultimate Software Group, Inc.	6,733	98,302
Ultra Clean Holdings, Inc.	14,454	29,053
Unisource Energy Corp.	6,679	196,095
United Fire & Casualty Co.	6,788	210,903
Unitrin, Inc.	2,098	33,442
Universal Display Corp.	9,082	85,825
Universal Forest Products, Inc.	2,208	59,417
Universal Technical Institute, Inc.	8,260	141,824
Univest Corporation of Pennsylvania	5,193	166,903
US Concrete, Inc.	14,748	49,553
USG Corp.	9,104	73,196
Varian Semiconductor Equipment Associates, Inc.	11,900	215,628
VCA Antech, Inc.	10,500	208,740
Vicor Corp.	10,220	67,554
Vignette Corp.	14,832	139,569
Virginia Commerce Bancorp	11,714	60,561
Virtusa Corp.	2,846	16,051
Vishay Intertechnology, Inc.	7,131	24,388
Volt Information Sciences, Inc.	14,981	108,313
Wabash National Corp.	21,866	98,397
WABCO Holdings, Inc.	7,450	117,636
Waters Corp.	5,550	203,408
Waterstone Financial, Inc.	11,994	40,180
Weight Watchers International, Inc.	10,800	317,736
West Coast Bancorp	4,296	28,311
West Marine, Inc.	17,134	72,648
Winn Dixie Stores, Inc.	12,651	203,681
Winnebago Industries, Inc.	6,767	40,805
Wintrust Financial Corp.	8,791	180,831
YRC Worldwide, Inc.	944	2,709
Zenith National Insurance Corp.	4,614	145,664
Zumiez, Inc.	5,498	40,960
TOTAL COMMON STOCK (Proceeds $51,062,218)		$39,037,134

INVESTMENT COMPANIES
Gladstone Investment Corp.	3,995	19,615
TOTAL INVESTMENT COMPANIES (Proceeds $33,698)		$19,615

Total Securities Sold Short (Proceeds $51,095,916)		$39,056,749

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - REIT-1 Portfolio
Schedule of Investments
December 31, 2008

	Shares	Value
COMMON STOCKS - 103.1%
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	1,800	$34,290
Cornell Cos., Inc. (a)	25,500	474,045
Total Commercial Services & Supplies		508,335

Construction & Engineering - 10.5%
KBR, Inc.	15,200	231,040
Layne Christensen Co. (a)	55,000	1,320,550
Perini Corp. (a)	10,000	233,800
The Shaw Group, Inc. (a)	11,100	227,217
Total Construction & Engineering		2,012,607

Diversified Financial Services - 0.5%
Pico Holdings, Inc. (a)	3,795	100,871
Diversified REITs - 5.4%
Liberty Property Trust	45,600	1,041,048
Health Care Providers & Services - 4.8%
LifePoint Hospitals, Inc. (a)	12,700	290,068
Psychiatric Solutions, Inc. (a)	8,200	228,370
Sun Healthcare Group, Inc. (a)	5,600	49,560
Universal Health Services, Inc. - Class B	9,100	341,887
Total Health Care Providers & Services		909,885

Hotels, Restaurants & Leisure - 9.4%
Cedar Fair LP	37,700	472,381
International Speedway Corp. - Class A	14,400	413,712
Interval Leisure Group, Inc. (a)	17,400	93,786
Life Time Fitness, Inc. (a)	10,300	133,385
Monarch Casino & Resort, Inc. (a)	17,100	199,215
Morgans Hotel Group Co. (a)	39,500	184,070
Wyndham Worldwide Corp.	46,300	303,265
Total Hotels, Restaurants & Leisure		1,799,814

Household Durables - 5.0%
M/I Homes, Inc.	17,400	183,396
NVR, Inc. (a)	1,700	775,625
Total Household Durables		959,021

Mortgage REITs - 5.0%
American Capital Agency Corp.	2,000	42,720
Anworth Mortgage Asset Corp.	52,200	335,646
MFA Financial, Inc.	19,000	111,910
NorthStar Realty Finance Corp.	120,260	470,217
Total Mortgage REITs		960,493

Office REITs - 7.4%
Duke Realty Corp.	9,200	100,832
Highwoods Properties, Inc.	28,800	787,968
Mack-Cali Realty Corp.	21,400	524,300
Total Office REITs		1,413,100

Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	5,057	42,428
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. - Class A (a)	73,000	315,360
Residential REITs - 13.0%
American Campus Communities, Inc.	40,900	837,632
Associated Estates Realty Corp.	30,400	277,552
Equity Lifestyle Properties, Inc.	900	34,524
Equity Residential	26,300	784,266
Essex Property Trust, Inc.	3,200	245,600
Mid-America Apartment Communities, Inc.	8,400	312,144
Total Residential REITs		2,491,718

Retail REITs - 16.9%
Getty Realty Corp.	18,200	383,292
Inland Real Estate Corp.	22,700	294,646
Realty Income Corp.	1,600	37,040
Regency Centers Corp.	7,500	350,250
Simon Property Group, Inc.	19,800	1,051,974
Tanger Factory Outlet Centers, Inc.	12,100	455,202
Urstadt Biddle Properties, Inc. - Class A	41,700	664,281
Total Retail REITs		3,236,685

Specialized REITs - 20.6%
Hospitality Properties Trust	10,600	157,622
LTC Properties, Inc.	22,400	454,272
National Health Investors, Inc.	18,600	510,198
Omega Healthcare Investors, Inc.	16,400	261,908
Potlatch Corp.	19,800	514,998
Public Storage	13,200	1,049,400
Rayonier, Inc.	17,300	542,355
Universal Health Realty Income Trust	6,800	223,788
Ventas, Inc.	7,000	234,990
Total Specialized REITs		3,949,531

TOTAL COMMON STOCKS (Cost $18,312,314)		$19,740,896

Total Investments (Cost $18,312,314) - 103.1%		$19,740,896

	Principal
	Amount
REPURCHASE AGREEMENTS - 1.2%
J.P. Morgan
0.050%, dated 12/31/2008, due 01/02/2009
repurchase price $224,067 (b)	$224,066	224,066
TOTAL REPURCHASE AGREEMENT (Cost $224,066)		$224,066

Liabilities in Excess of Other Assets - (4.3)%		(819,546)
TOTAL NET ASSETS - 100.0%		$19,145,416

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - REIT-1 Portfolio
Schedule of Securities Sold Short
December 31, 2008

	Shares	Value
COMMON STOCKS
Acadia Realty Trust	22,300	$318,221
Brookdale Senior Living, Inc.	43,200	241,056
Camden Property Trust	37,300	1,168,982
CapitalSource, Inc.	22,600	104,412
Centex Corp.	75,300	801,192
Chimera Investment Corp.	93,400	322,230
Choice Hotels International, Inc.	4,300	129,258
Colonial Properties Trust	143,883	1,198,545
DCT Industrial Trust, Inc.	133,200	673,992
Equity One, Inc.	73,400	1,299,180
Fidelity National Financial, Inc. - Class A	46,500	825,375
First American Corp.	10,600	306,234
Health Care REIT, Inc.	7,500	316,500
Healthcare Realty Trust, Inc.	13,000	305,240
Host Hotels & Resorts, Inc.	61,200	463,284
Insituform Technologies, Inc. - Class A	27,100	533,599
Jones Lang LaSalle, Inc.	7,100	196,670
KB Home	27,700	377,274
Kimco Realty Corp.	15,300	279,684
Kite Realty Group Trust	120,200	668,312
LaSalle Hotel Properties	31,000	342,550
Maguire Properties, Inc.	21,595	31,529
Marriott International, Inc. - Class A	27,300	530,985
MDC Holdings, Inc.	1,500	45,450
MGM Mirage	29,600	407,296
Post Properties, Inc.	43,400	716,100
Prologis	13,100	181,959
Quanta Services, Inc.	23,200	459,360
Ryland Group, Inc.	20,200	356,934
Saul Centers, Inc.	10,461	413,210
Senior Housing Properties Trust	54,700	980,224
SL Green Realty Corp.	20,400	528,360
The St Joe Co.	22,500	547,200
Sun Communities, Inc.	33,001	462,014
URS Corp.	10,900	444,393
Total Securities Sold Short (Proceeds $19,720,596)		$16,976,804

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Merger Arbitrage-1 Portfolio
Schedule of Investments
December 31, 2008

	Shares	Value
COMMON STOCKS - 93.5%
Aerospace & Defense - 2.4%
Herley Industries, Inc. (a)	42,000	$515,760
Honeywell International, Inc.	2,000	65,660
Total Aerospace & Defense		581,420

Beverages - 0.7%
Dr Pepper Snapple Group, Inc. (a)	10,000	162,500
Biotechnology - 7.0%
Biogen Idec, Inc. (a)	2,000	95,260
Genentech, Inc. (a)	9,000	746,190
Omrix Biopharmaceuticals, Inc. (a)	35,000	875,000
Total Biotechnology		1,716,450

Building Products - 0.5%
Griffon Corp. (a)	14,090	131,460
Capital Markets - 0.8%
SWS Group, Inc.	11,000	208,450
Chemicals - 6.5%
Ciba Holding AG	8,000	360,784
Ferro Corp.	15,000	105,750
Rohm & Haas Co.	17,500	1,081,325
Sensient Technologies Corp.	2,000	47,760
Total Chemicals		1,595,619

Commercial Banks - 1.0%
PNC Financial Services Group, Inc.	5,000	245,000
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	6,000	148,740
Computers & Peripherals - 3.4%
Diebold, Inc.	22,000	617,980
SanDisk Corp. (a)	22,000	211,200
Total Computers & Peripherals		829,180

Consumer Finance - 2.0%
American Express Co.	9,500	176,225
SLM Corp. (a)	35,000	311,500
Total Consumer Finance		487,725

Containers & Packaging - 0.0%
Myers Industries, Inc.	1,000	8,000
Diversified Consumer Services - 1.7%
Corinthian Colleges, Inc. (a)	15,000	245,550
H&R Block, Inc.	8,000	181,760
Total Diversified Consumer Services		427,310

Diversified Financial Services - 0.5%
Citigroup, Inc.	15,000	100,650
Liberty Media Corp. - Capital Series A (a)	3,000	14,130
Total Diversified Financial Services		114,780

Diversified Telecommunication Services - 1.2%
Asia Satellite Telecommunications Holdings Ltd.	40,000	39,225
BCE, Inc.	10,000	204,900
Cincinnati Bell, Inc. (a)	20,000	38,600
Wayfinder Systems AB (a)	3,000	4,476
Total Diversified Telecommunication Services		287,201

Electric Utilities - 2.2%
DPL, Inc.	2,000	45,680
Great Plains Energy, Inc.	22,256	430,209
Westar Energy, Inc.	3,000	61,530
Total Electric Utilities		537,419

Electrical Equipment - 1.5%
Belden, Inc.	1,000	20,880
Cooper Industries Ltd. - Class A	2,000	58,460
SL Industries, Inc. (a)	11,000	96,800
Thomas & Betts Corp. (a)	8,000	192,160
Total Electrical Equipment		368,300

Electronic Equipment & Instruments - 0.5%
Park Electrochemical Corp.	6,000	113,760
Energy Equipment & Services - 0.2%
Rowan Cos, Inc.	3,000	47,700
Food & Staples Retailing - 0.4%
Distribucion y Servicio D&S SA - ADR	2,000	48,380
SUPERVALU, Inc.	3,000	43,800
Total Food & Staples Retailing		92,180

Food Products - 5.2%
Cadbury PLC - ADR	22,000	784,740
Campbell Soup Co.	2,000	60,020
Sara Lee Corp.	15,000	146,850
Tootsie Roll Industries, Inc.	11,000	281,710
Total Food Products		1,273,320

Health Care Equipment & Supplies - 7.8%
Advanced Medical Optics, Inc. (a)	12,000	79,320
Angiodynamics, Inc. (a)	1,500	20,535
Arthrocare Corp. (a)	12,000	57,240
Conmed Corp. (a)	1,500	35,910
Datascope Corp.	15,000	783,600
Mentor Corp.	30,000	927,900
Osteotech, Inc. (a)	1,000	1,690
RTI Biologics, Inc. (a)	4,500	12,420
Total Health Care Equipment & Supplies		1,918,615

Health Care Providers & Services - 0.8%
Chemed Corp.	5,000	198,850
Health Care Technology - 0.1%
AMICAS, Inc. (a)	19,500	32,565
Hotels, Restaurants & Leisure - 3.1%
Boyd Gaming Corp.	17,000	80,410
Churchill Downs, Inc.	5,500	222,310
Dover Motorsports, Inc.	2,000	2,600
Ladbrokes PLC	10,000	26,598
MGM Mirage (a)	16,000	220,160
The Steak N Shake Co. (a)	36,000	214,200
Total Hotels, Restaurants & Leisure		766,278

Household Durables - 0.9%
Harman International Industries, Inc.	6,000	100,380
Nobility Homes, Inc.	8,500	67,235
Skyline Corp.	3,000	59,970
Total Household Durables		227,585

Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. (a)	4,000	93,320
Insurance - 6.2%
CNA Surety Corp. (a)	11,000	211,200
Nationwide Financial Services - Class A	22,000	1,148,620
Willis Group Holdings Ltd.	6,000	149,280
Total Insurance		1,509,100

Internet Software & Services - 1.0%
Yahoo!, Inc. (a)	21,000	256,200
IT Services - 0.1%
Affiliated Computer Services, Inc. - Class A (a)	500	22,975
Leisure Equipment & Products - 0.0%
The Fairchild Corp. - Class A (a)	11,000	3,300
Life Sciences Tools & Services - 0.0%
Life Technologies Corp. (a)	442	10,303
Machinery - 0.9%
Ampco-Pittsburgh Corp.	4,900	106,330
Navistar International Corp. (a)	5,000	106,625
Total Machinery		212,955

Media - 7.8%
Ascent Media Corp. - Class A (a)	100	2,184
Cablevision Systems Corp. - Class A	30,000	505,200
CBS Corp. - Class A Voting	8,000	65,920
Clear Channel Outdoor Holdings, Inc. - Class A (a)	30,000	184,500
The DIRECTV Group, Inc. (a)	23,000	526,930
Discovery Communications, Inc. - Class A (a)	5,000	70,800
Discovery Communications, Inc. - Class C (a)	1,000	13,390
DISH Network Corp. - Class A (a)	6,000	66,540
Emmis Communications Corp. - Class A (a)	10,000	3,500
Fisher Communications, Inc.	10,009	206,586
Liberty Media Corp. - Entertainment Series A (a)	12,000	209,760
LIN TV Corp. - Class A (a)	22,000	23,980

Media General, Inc. - Class A	8,000	14,000
Salem Communications Corp. - Class A (a)	8,000	6,000
Warner Music Group Corp.	5,000	15,100
Total Media		1,914,390

Metals & Mining - 2.2%
Alcoa, Inc.	14,000	157,640
Barrick Gold Corp.	2,000	73,540
Lonmin PLC	3,000	39,294
Rio Tinto PLC - ADR	2,000	177,820
WHX Corp. (a)	10,500	84,000
Total Metals & Mining		532,294

Multi-Utilities - 4.5%
GDF Suez - Strip VVPR (a)	3,054	4
NorthWestern Corp.	15,000	352,050
NSTAR	2,000	72,980
Puget Energy, Inc.	25,000	681,750
Total Multi-Utilities		1,106,784

Oil, Gas & Consumable Fuels - 1.0%
Alpha Natural Resources, Inc. (a)	5,000	80,950
Anadarko Petroleum Corp.	1,500	57,825
Chevron Corp.	1,000	73,970
James River Coal Co. (a)	1,000	15,330
WesternZagros Resources Ltd. (a)	15,000	7,290
Total Oil, Gas & Consumable Fuels		235,365

Semiconductors & Semiconductor Equipment - 0.3%
International Rectifier Corp. (a)	6,000	81,000
Software - 1.6%
GSE Systems, Inc. (a)	2,500	14,750
I2 Technologies, Inc. (a)	2,000	12,780
Mentor Graphics Corp. (a)	20,000	103,400
Take-Two Interactive Software, Inc.	34,000	257,040
Total Software		387,970

Specialty Retail - 3.4%
Midas, Inc. (a)	4,100	43,009
O'Reilly Automotive, Inc. (a)	26,000	799,240
Total Specialty Retail		842,249

Textiles, Apparel & Luxury Goods - 0.0%
Heelys, Inc. (a)	3,000	6,810
Thrifts & Mortgage Finance - 1.3%
Flushing Financial Corp.	4,000	47,840
NewAlliance Bancshares, Inc.	20,000	263,400
Total Thrifts & Mortgage Finance		311,240

Tobacco - 5.1%
UST, Inc.	18,000	1,248,840
Trading Companies & Distributors - 0.6%
Kaman Corp.	8,500	154,105

Wireless Telecommunication Services - 6.1%
Centennial Communications Corp. (a)	50,000	403,000
Millicom International Cellular SA	3,000	134,730
Price Communications Corp. Liquid Trust (a) (c) (d)	1,000	0
Sprint Nextel Corp.	70,000	128,100
Telephone & Data Systems, Inc. - Special Shares	18,000	505,800
Telephone & Data Systems, Inc.	2,000	63,500
US Cellular Corp. (a)	6,000	259,440
Total Wireless Telecommunication Services		1,494,570

TOTAL COMMON STOCKS (Cost $30,780,427)		$22,944,177

CONVERTIBLE PREFERRED STOCKS - 0.1%
Media - 0.1%
Shaw Communications, Inc. - Class B	2,000	35,360
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $26,347)		$35,360

RIGHTS - 0.0%
Pharmaceuticals - 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (a)	9,000	3,150
TOTAL RIGHTS (Cost $0)		$3,150

Total Investments (Cost $30,806,774) - 93.6%		$22,982,687

	Principal
	Amount
REPURCHASE AGREEMENTS - 9.5%
J.P. Morgan
0.050%, dated 12/31/2008, due 01/02/2009
repurchase price $2,328,590 (b)	$2,328,587	2,328,587
TOTAL REPURCHASE AGREEMENTS (Cost $2,328,587)		$2,328,587

Liabilities in Excess of Other Assets - (3.1)%		(771,631)
TOTAL NET ASSETS - 100.0%		$24,539,643

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Fair-valued security. The market value of these securities total $0, which represents 0.0% of total net assets.
(d) Illiquid security identified by Investment Advisor. The market value of these securities total $0, which represents 0.0% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2008

	The Arbitrage-1 Portfolio (Convertible Bond)	The Arbitrage-2 Portfolio (Fixed Income)
Assets:
Unaffiliated Issuers, at value (cost $30,106,029, $47,525,311)	$20,906,825	$45,258,767
Repurchase Agreements (cost $2,564,186, $30,671,003)	2,564,186	30,671,003
Receivable for investments sold	1,214,599	13,379,618
Receivable for swap contracts closed	—	467,538
Net receivable for forward currency contracts	—	—
Dividends and interest receivable	182,285	205,618
Deposits for short sales	6,613,691	—
Swap payments paid	—	5,004,471
Collateral paid on open swap contracts	—	10,494,416
Net unrealized gain on swaps	—	3,848,191
Total Assets	31,481,586	109,329,622

Liabilities:
Securities sold short, at value (proceeds $10,806,925, $0)	6,502,952	—
Written option contracts, at value (premiums received $41,727, $0)	11,100	—
Payable for investments purchased	69,099	43,006,800
Payable to broker for interest on securities sold short	1,258	-
Payable from variation margin of futures	—	114,190
Payable to Advisor	76,756	110,356
Payable to Custodian for cash overdraft	28,125	125,123
Payable to broker for dividends on securities sold short	2,873	—
Swap payments received	—	7,684,852
Collateral received on open swap contracts	—	5,840,000
Total Liabilities	6,692,163	56,881,321

Net Assets	$24,789,423	$52,448,301

Net Assets Consist of:
Shares of beneficial interest	$37,450,377	$57,269,271
Undistributed net investment income (loss)	(1,056,229)	(5,774,017)
Accumulated net realized gain (loss)	(6,740,121)	(1,857,566)
Net unrealized appreciation (depreciation) on:
Investments	(9,199,204)	(2,266,544)
Forward foreign currency contracts	—	—
Short positions	4,303,973	—
Futures contracts	—	1,228,967
Written option contracts	30,627	—
Swap contracts	—	3,848,190
Total Net Assets	$24,789,423	$52,448,301

Shares outstanding (unlimited shares authorized, $0.001 par value)	2,952,214	6,942,014

Net asset value, offering and redemption price per share	$8.40	$7.56

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2008

	The Deep Value Hedged Income-1 Portfolio	The Distressed Securities & Special Situations-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $81,900,945, $53,788,292)	$37,258,921	$27,003,168
Affiliated Issuers, at value (cost $0, $18,924,988)	—	6,636,396
Repurchase Agreements (cost $6,381,218, $12,917,923)	6,381,218	12,917,923
Foreign currency, at value (cost $58,633, $768)	52,941	626
Receivable for investments sold	—	437,695
Dividends and interest receivable	1,747,222	685,540
Deposit for short sales	748,825	1,558,003
Total Assets	46,189,127	49,239,351

Liabilities:
Securities sold short, at value (proceeds $855,100, $1,936,073)	134,172	1,488,840
Written option contracts, at value (premiums received $0, $3,670)	—	1,225
Payable for investments purchased	884	4,321,539
Payable to broker for interest on securities sold short	27,083	5,660
Payable to Advisor	96,454	86,548
Payable to Custodian for cash overdraft	387,620	92,939
Payable to broker for dividends on securities sold short	—	11,870
Net unrealized loss on forward foreign currency contracts	12,880	—
Accrued expenses and other liabilities	—	2,014
Total Liabilities	659,093	6,010,635

Net Assets	$45,530,034	$43,228,716

Net Assets Consist of:
Shares of beneficial interest	$91,616,395	$87,331,229
Undistributed net investment income (loss)	—	—
Accumulated net realized gain (loss)	(2,147,031)	(6,241,507)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	(44,642,024)	(26,785,123)
Affiliated investments	—	(12,288,593)
Foreign currency and foreign currency translation	(5,354)	763,032
Short positions	720,928	447,233
Forward foreign currency contracts	(12,880)	—
Written option contracts	—	2,445
Total Net Assets	$45,530,034	$43,228,716

Shares outstanding (unlimited shares authorized, $0.001 par value)	8,663,536	8,796,581

Net asset value, offering and redemption price per share	$5.26	$4.91

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2008

	The Energy & Natural Resources-1 Portfolio	The Global Hedged Income-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $39,781,810, $48,927,870)	$28,353,854	$30,088,191
Repurchase Agreements (cost $4,288,723, $2,407,373)	4,288,723	2,407,373
Foreign currency, at value (cost $495, $375)	408	325
Receivable for investments sold	853,499	1,076
Dividends and interest receivable	82,748	879,048
Deposit for short sales	1,428,655	528,974
Total Assets	35,007,887	33,904,987

Liabilities:
Securities sold short, at value (proceeds $226,929, $0)	238,225	—
Payable for investments purchased	3,394,538	11,359
Payable to Advisor	56,106	77,815
Total Liabilities	3,688,869	89,174

Net Assets	$31,319,018	$33,815,813

Net Assets Consist of:
Shares of beneficial interest	$60,427,828	$65,353,250
Undistributed net investment income	(393,455)	—
Accumulated net realized gain (loss)	(17,408,397)	(12,648,686)
Net unrealized appreciation (depreciation) on:
Investments	(11,427,956)	(18,839,679)
Foreign currency and foreign currency translation	132,294	(49,072)
Short positions	(11,296)	—
Total Net Assets	$31,319,018	$33,815,813

Shares outstanding (unlimited shares authorized, $0.001 par value)	6,704,303	5,040,718

Net asset value, offering and redemption price per share	$4.67	$6.71

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2008

	The Long/Short Equity―Deep Discount Value-1 Portfolio	The Long/Short Equity―Earnings Revision-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $17,541,674, $17,418,908)	$17,923,059	$18,915,034
Repurchase Agreements (cost $4,520,628, $3,420,376)	4,520,628	3,420,376
Dividends and interest receivable	25,988	61,394
Deposit for short sales	3,421,669	18,654,876
Total Assets	25,891,344	41,051,680

Liabilities:
Securities sold short, at value (proceeds $4,921,014, $32,224,291)	3,435,523	19,056,893
Written option contracts, at value (premiums received $89,603, $0)	131,150	—
Payable to Advisor	44,756	52,061
Payable to broker for dividends on securities sold short	8,240	34,308
Total Liabilities	3,619,669	19,143,262

Net Assets	$22,271,675	$21,908,418

Net Assets Consist of:
Shares of beneficial interest	$32,835,932	$7,808,587
Undistributed net investment income (loss)	—	—
Accumulated net realized gain (loss)	(12,389,586)	(563,693)
Net unrealized appreciation (depreciation) on:
Investments	381,385	1,496,126
Short positions	1,485,491	13,167,398
Written option contracts	(41,547)	—
Total Net Assets	$22,271,675	$21,908,418

Shares outstanding (unlimited shares authorized, $0.001 par value)	3,529,928	1,787,898

Net asset value, offering and redemption price per share	$6.31	$12.25

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2008

	The Long/Short Equity―Growth-1 Portfolio	The Long/Short Equity― Healthcare/Biotech-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $9,012,552, $9,951,809)	$9,935,568	$10,210,138
Repurchase Agreements (cost $5,573,598, $88,875)	5,573,598	88,875
Receivable for investments sold	—	217,174
Dividends and interest receivable	91,567	2,152
Deposits for short sales	6,592,024	9,381,101
Total Assets	22,192,757	19,899,440

Liabilities:
Securities sold short, at value (proceeds $6,977,342, $10,224,528)	6,618,874	9,500,642
Payable for investments purchased	261,307	31,140
Payable to Advisor	32,674	23,916
Payable to broker for dividends on securities sold short	1,271	8,528
Total Liabilities	6,914,126	9,564,226

Net Assets	$15,278,631	$10,335,214

Net Assets Consist of:
Shares of beneficial interest	$29,015,579	$14,441,677
Undistributed net investment income (loss)	—	—
Accumulated net realized gain (loss)	(15,018,432)	(5,088,677)
Net unrealized appreciation (depreciation) on:
Investments	923,016	258,329
Short positions	358,468	723,885
Total Net Assets	$15,278,631	$10,335,214

Shares outstanding (unlimited shares authorized, $0.001 par value)	2,007,412	1,209,073

Net asset value, offering and redemption price per share	$7.61	$8.55

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2008

	The Long/Short Equity― International-1 Portfolio	The Long/Short Equity― Momentum-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $20,440,597, $43,116,932)	$16,445,071	$39,961,914
Repurchase Agreements (cost $222,226, $992,272)	222,226	992,272
Foreign currency, at value (cost $1,669, $0)	1,665	—
Cash	15	—
Dividends and interest receivable	17,177	83,807
Deposits for short sales	21,692,911	39,942,314
Total Assets	38,379,065	80,980,307

Liabilities:
Securities sold short, at value (proceeds $20,141,852, $51,095,916)	18,434,435	39,056,749
Payable for investments purchased	100	—
Payable to Advisor	44,325	96,223
Payable to broker for dividends on securities sold short	86,383	64,838
Total Liabilities	18,565,243	39,217,810

Net Assets	$19,813,822	$41,762,497

Net Assets Consist of:
Shares of beneficial interest	$25,032,410	$35,284,891
Undistributed net investment income (loss)	(95,413)	—
Accumulated net realized gain (loss)	(2,834,723)	(2,406,543)
Net unrealized appreciation (depreciation) on:
Investments	(3,995,526)	(3,155,018)
Foreign currency and foreign currency translation	(343)	—
Short positions	1,707,417	12,039,167
Total Net Assets	$19,813,822	$41,762,497

Shares outstanding (unlimited shares authorized, $0.001 par value)	2,275,557	4,267,004

Net asset value, offering and redemption price per share	$8.71	$9.79

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2008

	The Long/Short Equity―REIT-1 Portfolio	The Merger Arbitrage-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $18,312,314, $30,806,774)	$19,740,896	$22,982,687
Repurchase Agreements (cost $224,066, $2,328,587)	224,066	2,328,587
Foreign currency, at value (cost $0, $4)	—	3
Dividends and interest receivable	109,398	20,251
Deposits for short sales	16,164,654	—
Total Assets	36,239,014	25,331,528

Liabilities:
Securities sold short, at value (proceeds $19,720,596, $0)	16,976,804	—
Payable to Advisor	46,700	51,885
Payable to Custodian for cash overdraft	—	740,000
Payable to broker for dividends on securities sold short	70,094	—
Total Liabilities	17,093,598	791,885

Net Assets	$19,145,416	$24,539,643

Net Assets Consist of:
Shares of beneficial interest	$19,519,449	$33,456,352
Undistributed net investment income (loss)	—	—
Accumulated net realized gain (loss)	(4,546,407)	(1,092,621)
Net unrealized appreciation (depreciation) on:
Investments	1,428,582	(7,824,087)
Foreign currency and foreign currency translation	—	(1)
Short positions	2,743,792	—
Total Net Assets	$19,145,416	$24,539,643

Shares outstanding (unlimited shares authorized, $0.001 par value)	1,894,774	3,085,190

Net asset value, offering and redemption price per share	$10.10	$7.95

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2008	The Arbitrage-1 Portfolio (Convertible Bond)	The Arbitrage-2 Portfolio (Fixed Income)
Investment Income:
Dividend income (net of foreign withholding tax of $111, $0)	$227,000	$—
Interest income	1,632,518	2,896,178
Total Investment Income	1,859,518	2,896,178

Expenses:
Investment advisory fees	1,271,646	1,295,982
Operating service fees	324,370	338,760
Total operating expenses before interest on short
positions	1,596,016	1,634,742
Interest on short positions	155,898	—
Total Expenses	1,751,914	1,634,742

Net Investment Income	107,604	1,261,436

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(14,144,301)	(9,186,498)
Foreign currency and foreign currency translation	—	(5,445)
Forward foreign currency contracts	—	7,854
Short positions	8,755,826	(157,757)
Futures Contracts	—	1,636,064
Written option contracts	176,455	135,805
Swap contracts	—	5,428,723

Net Realized Gain (Loss)	(5,212,020)	(2,141,254)
Change in unrealized appreciation (depreciation) on:
Investments	(11,514,730)	3,159,235
Forward foreign currency contracts	—	(2,942)
Short positions	5,440,717	—
Futures contracts	—	(236,826)
Written option contracts	41,604	43,260
Swap contracts	—	(10,437,772)
Net Change in Unrealized Appreciation (Depreciation)	(6,032,409)	(7,475,045)
Net Realized and Unrealized Gain (Loss)	(11,244,429)	(9,616,299)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,136,825)	$(8,354,863)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2008	The Deep Value Hedged Income-1 Portfolio	The Distressed Securities & Special Situations-1 Portfolio
Investment Income:
Dividend income from unaffiliated issuers
(net of foreign withholding tax of $0, $63,042)	$417,565	$1,243,599
Dividend income from affiliated issuers
(net of foreign withholding tax of $0, $100,786)	—	571,118
Interest income	8,415,252	4,567,367
Total Investment Income	8,832,817	6,382,084

Expenses:
Investment advisory fees	1,315,092	1,588,647
Operating service fees	347,217	422,380
Total operating expenses before interest on short
positions	1,662,309	2,011,027
Interest expense on credit facility	65,480	993
Interest on short positions	162,850	280,483
Total Expenses	1,890,639	2,292,503

Net Investment Income	6,942,178	4,089,581

Realized and Unrealized Gain (Loss)
Realized Gain (Loss) on:
Investments in unaffiliated issuers	(2,442,633)	(8,162,777)
Investments in affiliated issuers	—	(434)
Foreign currency and foreign currency translation	262,061	121,567
Short positions	787,120	2,065,336
Written option contracts	(506,295)	378,170

Net Realized Gain (Loss)	(1,899,747)	(5,598,138)
Change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(38,097,539)	(26,558,205)
Affiliated investments	—	(12,288,593)
Foreign currency and foreign currency translation	(5,354)	762,639
Short positions	513,729	(467,375)
Forward foreign currency contracts	(12,880)
Written option contracts	—	2,445
Net Change in Unrealized Appreciation (Depreciation)	(37,602,044)	(38,549,089)
Net Realized and Unrealized Gain (Loss)	(39,501,791)	(44,147,227)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(32,559,613)	$(40,057,646)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2008 (1)(2)	The Energy & Natural Resources-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $16,509)	$1,581,547
Interest income	56,576
Total Investment Income	1,638,123

Expenses:
Investment advisory fees	698,002
Operating service fees	189,301
Total operating expenses before interest expense and
dividends on short positions	887,303
Interest expense on credit facility	8,557
Dividends on short positions	1,230
Total Expenses	897,090

Net Investment Income (Loss)	741,033

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(18,192,430)
Foreign currency and foreign currency translation	506,131
Short positions	207,936
Written option contracts	32,109

Net Realized Gain (Loss)	(17,446,254)
Change in unrealized appreciation (depreciation) on:
Investments	(11,427,956)
Foreign currency and foreign currency translation	132,294
Short positions	(11,296)
Written option contracts	—
Net Change in Unrealized Appreciation (Depreciation)	(11,306,958)
Net Realized and Unrealized Gain (Loss)	(28,753,212)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(28,012,179)

(1) Commencement of operations for the Energy & Natural Resources-1 Portfolio was January 2, 2008.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2008	The Global Hedged Income-1 Portfolio	The Long/Short Equity-Deep Discount Value-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $62,897, $2,712)	$753,816	$471,854
Interest income	5,229,688	183,447
Total Investment Income	5,983,504	655,301

Expenses:
Investment advisory fees	1,374,473	657,348
Operating service fees	351,872	183,107
Total operating expenses before dividends and interest
on short positions	1,726,345	840,455
Dividends and interest on short positions	47,640	144,248
Total Expenses	1,773,985	984,703

Net Investment Income (Loss)	4,209,519	(329,402)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments in unaffiliated issuers	(12,318,606)	(12,426,910)
Investments in affiliated issuers	—	(787,705)
Foreign currency and foreign currency translation	(58,181)	—
Forward foreign currency contracts	(78,965)	—
Short positions	(100,251)	1,709,288
Futures contracts	45,708	—
Swap contracts	158,102	—
Written option contracts	—	(257,729)

Net Realized Gain (Loss)	(12,352,193)	(11,763,056)
Change in unrealized appreciation (depreciation) on:
Investments	(18,433,303)	2,058,293
Foreign currency and foreign currency translation	(59,541)	—
Short positions	83,411	672,060
Written option contracts	—	(44,293)
Swap contracts	88,690	—
Net Change in Unrealized Appreciation (Depreciation)	(18,320,743)	2,686,060
Net Realized and Unrealized Gain (Loss)	(30,672,936)	(9,076,996)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(26,463,417)	$(9,406,398)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2008 (1)	The Long/Short Equity―Earnings Revision-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $638)	$737,013
Interest income	817,023
Total Investment Income	1,554,036

Expenses:
Investment advisory fees	1,140,407
Operating service fees	276,017
Total operating expenses before dividends on short
positions	1,416,424
Dividends on short positions	803,961
Total Expenses	2,220,385

Net Investment Income (Loss)	(666,349)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(11,892,304)
Foreign currency and foreign currency translation	—
Short positions	15,928,431

Net Realized Gain (Loss)	4,036,127
Change in unrealized appreciation (depreciation) on:
Investments	(6,880,463)
Foreign currency and foreign currency translation	—
Short positions	5,330,356
Net Change in Unrealized Appreciation (Depreciation)	(1,550,107)
Net Realized and Unrealized Gain (Loss)	2,486,020

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,819,671

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2008	The Long/Short Equity―Growth-1 Portfolio	The Long/Short Equity― Healthcare/Biotech-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $2,153, $11,657)	$302,705	$187,776
Interest income	471,200	287,134
Total Investment Income	773,905	474,910

Expenses:
Investment advisory fees	952,159	529,285
Operating service fees	255,994	138,258
Total operating expenses before dividends on short
positions	1,208,153	667,543
Dividends on short positions	142,409	191,360
Total Expenses	1,350,562	858,903

Net Investment Income (Loss)	(576,657)	(383,993)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(18,941,820)	(5,557,766)
Foreign currency and foreign currency translation	-	(322)
Short positions	6,000,315	2,626,983
Written Options	318,381	—

Net Realized Gain (Loss)	(12,623,124)	(2,931,105)
Change in unrealized appreciation (depreciation) on:
Investments	184,849	59,967
Foreign currency and foreign currency translation	—	—
Short positions	(631,847)	(389,354)
Net Change in Unrealized Appreciation (Depreciation)	(446,998)	(329,387)
Net Realized and Unrealized Gain (Loss)	(13,070,122)	(3,260,492)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,646,779)	$(3,644,485)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2008	The Long/Short Equity― International-1 Portfolio	The Long/Short Equity― Momentum-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $67,092, $355)	$928,116	$848,723
Interest income	603,649	1,165,463
Total Investment Income	1,531,765	2,014,186

Expenses:
Investment advisory fees	897,040	1,511,756
Operating service fees	230,037	382,081
Total operating expenses before dividends on short
positions	1,127,077	1,893,837
Dividends on short positions	1,278,789	1,145,669
Total Expenses	2,405,866	3,039,506

Net Investment Income (Loss)	(874,101)	(1,025,320)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(17,499,585)	(20,511,885)
Foreign currency and foreign currency translation	(178,232)	—
Short positions	15,379,350	20,727,325

Net Realized Gain (Loss)	(2,298,467)	215,440
Change in unrealized appreciation (depreciation) on:
Investments	(3,826,416)	(9,590,301)
Foreign currency and foreign currency translation	2,169	—
Short positions	571,481	6,989,906
Net Change in Unrealized Appreciation (Depreciation)	(3,252,766)	(2,600,395)
Net Realized and Unrealized Gain (Loss)	(5,551,233)	(2,384,955)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,425,334)	$(3,410,275)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2008	The Long/Short Equity―REIT-1 Portfolio	The Merger Arbitrage-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $0, $2,419)	$1,600,102	$449,233
Interest income	831,732	164,115
Total Investment Income	2,431,834	613,348

Expenses:
Investment advisory fees	1,110,727	802,868
Operating service fees	273,630	205,170
Total operating expenses before dividends on short
positions	1,384,357	1,008,038
Dividends on short positions	1,853,991	—
Total Expenses	3,238,348	1,008,038

Net Investment Income (Loss)	(806,514)	(394,690)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(25,385,851)	(699,079)
Foreign currency and foreign currency translation	—	(5,940)
Short positions	23,541,789	—

Net Realized Gain (Loss)	(1,844,062)	(705,019)
Change in unrealized appreciation (depreciation) on:
Investments	3,521,538	(7,712,326)
Foreign currency and foreign currency translation	—	3,664
Short positions	(4,336,349)	—
Net Change in Unrealized Appreciation (Depreciation)	(814,811)	(7,708,662)
Net Realized and Unrealized Gain (Loss)	(2,658,873)	(8,413,681)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,465,387)	$(8,808,371)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Arbitrage-1 Portfolio (Convertible Bond)	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income	$107,604	$480,872
Net realized gain (loss)	(5,212,020)	627,881
Change in unrealized appreciation (depreciation)	(6,032,409)	527,390
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,136,825)	1,636,143

Dividends and Distributions to Shareholders:
Net investment income	(14,465)	(1,625,201)
Net realized gains	—	(190,361)
Total Dividends and Distributions	(14,465)	(1,815,562)

Capital Share Transactions:
Proceeds from shares sold	11,569,475	45,954,556
Cost of shares redeemed	(44,906,169)	—
Proceeds from shares issued to holders in
reinvestment of dividends	14,465	1,815,561
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(33,322,229)	47,770,117

Total Increase (Decrease) in Net Assets	(44,473,519)	47,590,698

Net Assets:
Beginning of period	69,262,942	21,672,244
End of period*	$24,789,423	$69,262,942

* Including undistributed net investment income (loss)	$(1,056,229)	$(501,047)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Arbitrage-2 Portfolio (Fixed Income)	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$1,261,436	$2,266,992
Net realized gain (loss)	(2,141,254)	(5,635,607)
Change in unrealized appreciation (depreciation)	(7,475,045)	9,124,890
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,354,863)	5,756,275

Dividends and Distributions to Shareholders:
Net investment income	—	(2,073,115)
Net realized gains	—	(12,263,829)
Return of capital	—	(221,777)
Total Dividends and Distributions	—	(14,558,721)

Capital Share Transactions:
Proceeds from shares sold	1,933,850	22,861,325
Cost of shares redeemed	(10,262,837)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	14,558,721
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,328,987)	37,420,046

Total Increase (Decrease) in Net Assets	(16,683,850)	28,617,600

Net Assets:
Beginning of period	69,132,151	40,514,551
End of period*	$52,448,301	$69,132,151

* Including undistributed net investment income (loss)	$(5,774,017)	$(2,065,644)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Deep Value Hedged Income-1 Portfolio	Year Ended December 31, 2008	Period from May 1, 2007(1) through December 31, 2007

Operations:
Net investment income	$6,942,178	$2,009,827
Net realized gain (loss)	(1,899,747)	(3,115)
Change in unrealized appreciation (depreciation)	(37,602,044)	(6,337,286)
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,559,613)	(4,330,574)

Dividends and Distributions to Shareholders:
Net investment income	(4,197,990)	(2,004,625)
Net realized gains	—	(14,147)
Total Dividends and Distributions	(4,197,990)	(2,018,772)

Capital Share Transactions:
Proceeds from shares sold	2,141,155	85,682,034
Cost of shares redeemed	(5,402,968)	—
Proceeds from shares issued to holders in
reinvestment of dividends	4,197,990	2,018,772
Net Increase (Decrease) in Net Assets from Capital Share Transactions	936,177	87,700,806

Total Increase (Decrease) in Net Assets	(35,821,426)	81,351,460

Net Assets:
Beginning of period	81,351,460	—
End of period*	$45,530,034	$81,351,460

* Including undistributed net investment income (loss)	$—	$—

(1) Commencement of operations for the Deep Value Hedged Income-1 Portfolio was May 1, 2007.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Distressed Securities & Special Situations-1 Portfolio	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$4,089,581	$1,069,058
Net realized gain (loss)	(5,598,138)	11,948,476
Change in unrealized appreciation (depreciation)	(38,549,089)	(5,764,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,057,646)	7,252,800

Dividends and Distributions to Shareholders:
Net investment income	(6,526)	(1,168,541)
Net realized gains	(60,844)	(10,619,840)
Total Dividends and Distributions	(67,370)	(11,788,381)

Capital Share Transactions:
Proceeds from shares sold	22,953,115	27,811,909
Cost of shares redeemed	(32,152,653)	—
Proceeds from shares issued to holders in
reinvestment of dividends	67,370	11,788,381
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,132,168)	39,600,290

Total Decrease in Net Assets	(49,257,184)	35,064,709

Net Assets:
Beginning of period	92,485,900	57,421,191
End of period*	$43,228,716	$92,485,900

* Including undistributed net investment income (loss)	$—	$5,660

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

The Energy & Natural Resources-1 Portfolio	Period from January 2, 2008(1)through December 31, 2008

Operations:
Net investment income (loss)	$741,033
Net realized gain (loss)	(17,446,254)
Change in unrealized appreciation (depreciation)	(11,306,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,012,179)

Dividends and Distributions to Shareholders:
Net realized gains	—
Total Dividends and Distributions	—

Capital Share Transactions:
Proceeds from shares sold	63,503,536
Cost of shares redeemed	(4,172,339)
Proceeds from shares issued to holders in
reinvestment of dividends	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	59,331,197

Total Increase in Net Assets	31,319,018

Net Assets:
Beginning of period	—
End of period*	$31,319,018

* Including undistributed net investment income (loss)	$(393,455)

(1) Commencement of operations for the Energy & Natural Resources-1 Portfolio was January 2, 2008.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Global Hedged Income-1 Portfolio	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$4,209,519	$2,194,371
Net realized gain (loss)	(12,352,193)	(75,641)
Change in unrealized appreciation (depreciation)	(18,320,743)	(819,062)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,463,417)	1,299,668

Dividends and Distributions to Shareholders:
Net investment income	—	(2,032,652)
Total Dividends and Distributions	—	(2,032,652)

Capital Share Transactions:
Proceeds from shares sold	2,118,607	63,400,032
Cost of shares redeemed	(20,303,951)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	2,032,652
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(18,185,344)	65,432,684

Total Increase (Decrease) in Net Assets	(44,648,761)	64,699,700

Net Assets:
Beginning of period	78,464,574	13,764,874
End of period*	$33,815,813	$78,464,574

* Including undistributed net investment income (loss)	$—	$88,661

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―Deep Discount Value-1 Portfolio	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(329,402)	$(352,962)
Net realized gain (loss)	(11,763,056)	765,300
Change in unrealized appreciation (depreciation)	2,686,060	(1,485,310)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,406,398)	(1,072,972)

Dividends and Distributions to Shareholders:
Net investment income	—	—
Net realized gains	—	(166,297)
Total Dividends and Distributions	—	(166,297)

Capital Share Transactions:
Proceeds from shares sold	1,189,749	23,413,324
Cost of shares redeemed	(18,525,198)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	166,297
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(17,335,449)	23,579,621

Total Increase (Decrease) in Net Assets	(26,741,847)	22,340,352

Net Assets:
Beginning of period	49,013,522	26,673,170
End of period*	$22,271,675	$49,013,522

* Including undistributed net investment income (loss)	$—	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―Earnings Revision-1 Portfolio	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(666,349)	$812,668
Net realized gain (loss)	4,036,127	(2,291,967)
Change in unrealized appreciation (depreciation)	(1,550,107)	10,469,938
Net Increase (Decrease) in Net Assets Resulting from Operations	1,819,671	8,990,639

Dividends and Distributions to Shareholders:
Net investment income	—	(840,607)
Total Dividends and Distributions	—	(840,607)

Capital Share Transactions:
Proceeds from shares sold	1,494,463	23,560,203
Cost of shares redeemed	(42,000,000)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	840,607
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(40,505,537)	24,400,810

Total Increase (Decrease) in Net Assets	(38,685,866)	32,550,842

Net Assets:
Beginning of period	60,594,284	28,043,442
End of period*	$21,908,418	$60,594,284

* Including undistributed net investment income (loss)	$—	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―Growth Portfolio-1	Year Ended December 31, 2008	Period from August 20, 2007 (1) through December 31, 2007

Operations:
Net investment income (loss)	$(576,657)	$(19,552)
Net realized gain (loss)	(12,623,124)	(2,381,789)
Change in unrealized appreciation (depreciation)	(446,998)	1,728,482
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,646,779)	(672,859)

Dividends and Distributions to Shareholders:
Net investment income	—	—
Total Dividends and Distributions	—	—

Capital Share Transactions:
Proceeds from shares sold	26,892,895	60,282,361
Cost of shares redeemed	(57,576,987)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(30,684,092)	60,282,361

Total Increase (Decrease) in Net Assets	(44,330,871)	59,609,502

Net Assets:
Beginning of period	59,609,502	—
End of period*	$15,278,631	$59,609,502

* Including undistributed net investment income (loss)	$—	$—

(1) Commencement of operations for the Long/Short - Equity Growth-1 Portfolio was August 20, 2007.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―Healthcare/Biotech-1 Portfolio	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(383,993)	$416,038
Net realized gain (loss)	(2,931,105)	(1,470,534)
Change in unrealized appreciation (depreciation)	(329,387)	1,351,445
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,644,485)	296,949

Dividends and Distributions to Shareholders:
Net investment income	(1,507)	(423,217)
Net realized gains	(168,155)	(414,573)
Total Dividends and Distributions	(169,662)	(837,790)

Capital Share Transactions:
Proceeds from shares sold	712,312	22,540,005
Cost of shares redeemed	(20,000,000)	—
Proceeds from shares issued to holders in
reinvestment of dividends	169,662	837,790
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(19,118,026)	23,377,795

Total Increase (Decrease) in Net Assets	(22,932,173)	22,836,954

Net Assets:
Beginning of period	33,267,387	10,430,433
End of period*	$10,335,214	$33,267,387

* Including undistributed net investment income (loss)	$—	$1,507

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―International-1 Portfolio	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(874,101)	$171,708
Net realized gain (loss)	(2,298,467)	2,001,000
Change in unrealized appreciation (depreciation)	(3,252,766)	601,516
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,425,334)	2,774,224

Dividends and Distributions to Shareholders:
Net investment income	—	—
Net realized gains	—	(2,343,531)
Return of capital	—	(79,135)
Total Dividends and Distributions	—	(2,422,666)

Capital Share Transactions:
Proceeds from shares sold	1,926,442	31,842,719
Cost of shares redeemed	(30,228,584)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	2,422,666
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(28,302,142)	34,265,385

Total Increase (Decrease) in Net Assets	(34,727,476)	34,616,943

Net Assets:
Beginning of period	54,541,298	19,924,355
End of period*	$19,813,822	$54,541,298

* Including undistributed net investment income (loss)	$(95,413)	$(17,933)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―Momentum-1 Portfolio	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(1,025,320)	$613,158
Net realized gain (loss)	215,440	(2,460,677)
Change in unrealized appreciation	(2,600,395)	6,821,990
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,410,275)	4,974,471

Dividends and Distributions to Shareholders:
Net investment income	—	(618,520)
Net realized gains	—	(8,013)
Total Dividends and Distributions	—	(626,533)

Capital Share Transactions:
Proceeds from shares sold	12,590,990	48,789,995
Cost of shares redeemed	(48,675,743)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	626,533
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(36,084,753)	49,416,528

Total Increase in Net Assets	(39,495,028)	53,764,466

Net Assets:
Beginning of period	81,257,525	27,493,059
End of period*	$41,762,497	$81,257,525

* Including undistributed net investment income (loss)	$—	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―REIT-1 Portfolio	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(806,514)	$(340,074)
Net realized gain (loss)	(1,844,062)	1,465,689
Change in unrealized appreciation (depreciation)	(814,811)	3,852,343
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,465,387)	4,977,958

Dividends and Distributions to Shareholders:
Net investment income	—	—
Net realized gains	(262,477)	(1,224,361)
Total Dividends and Distributions	(262,477)	(1,224,361)

Capital Share Transactions:
Proceeds from shares sold	1,470,886	28,517,121
Cost of shares redeemed	(40,000,000)	—
Proceeds from shares issued to holders in
reinvestment of dividends	262,477	1,224,361
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(38,266,637)	29,741,482

Total Increase in Net Assets	(41,994,501)	33,495,079

Net Assets:
Beginning of period	61,139,917	27,644,838
End of period*	$19,145,416	$61,139,917

* Including undistributed net investment income (loss)	$—	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Merger Arbitrage-1 Portfolio	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(394,690)	$(481,738)
Net realized gain (loss)	(705,019)	2,666,870
Change in unrealized appreciation (depreciation)	(7,708,662)	(1,529,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,808,371)	655,398

Dividends and Distributions to Shareholders:
Net realized gains	—	(2,369,867)
Return of capital	—	(35,084)
Total Dividends and Distributions	—	(2,404,951)

Capital Share Transactions:
Proceeds from shares sold	1,432,324	22,686,749
Cost of shares redeemed	(15,375,349)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	2,404,951
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,943,025)	25,091,700

Total Increase (Decrease) in Net Assets	(22,751,396)	23,342,147

Net Assets:
Beginning of period	47,291,039	23,948,892
End of period*	$24,539,643	$47,291,039

* Including undistributed net investment income (loss)	$—	$(8,068)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows

The Deep Value Hedged Income-1 Portfolio
For the Year Ended December 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(32,559,613)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized (gain) loss on:
Investments	2,442,633
Short positions	(787,120)
Written option contracts	506,295
Change in unrealized appreciation on investments and securities sold short	37,583,810
Amortization and accretion of premium and discount	(1,317,020)
Changes in assets and liabilities:
Foreign currency	(52,941)
Deposit for short sales	1,236,733
Dividends and interest receivable	(295,031)
Accrued investment advisory fees	(41,147)
Net unrealized loss on forward foreign currency contracts	12,880
Payable for investments purchased	(3,078,176)
Payable to broker for interest on securities sold short	27,083
Accrued expenses and other liabilities	(35,290)
Purchases of investments and options	(51,227,615)
Proceeds from sale of investments and options	30,395,583
Proceeds from securities sold short	(6,602,874)
Cover of securities sold short	7,179,789
Premiums received on written option contracts	2,262,053
Written option contracts closed or exercised	(2,768,348)
Net sales of repurchase agreements	20,067,728
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,949,412

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	2,141,155
Payment on shares redeemed	(5,402,968)
NET CASH USED BY FINANCING ACTIVITIES	(3,261,813)

NET DECREASE IN CASH	(312,401)

PAYABLE TO CUSTODIAN FOR CASH OVERDRAFT, BEGINNING OF YEAR	(75,219)
PAYABLE TO CUSTODIAN FOR CASH OVERDRAFT, END OF YEAR	$(387,620)

SUPPLEMENTAL INFORMATION:
Cash paid for interest on short-term borrowing	$66,042
Noncash financing activities consisting of reinvestment of distributions	$4,197,990

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows

The Distressed Securities & Special Situations-1 Portfolio
For the Year Ended December 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(40,057,646)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized (gain) loss on:
Investments	8,163,211
Short positions	(2,065,336)
Written option contracts	(378,170)
Change in unrealized appreciation on investments, securities sold short, and written option contracts	39,311,728
Amortization and accretion of premium and discount	(1,302,503)
Changes in assets and liabilities:
Foreign currency	(626)
Depsosit for short sales	4,973,623
Dividends and interest receivable	(263,299)
Receivable for investments sold	1,884,413
Other receivables	4,754
Accrued investment advisory fees	(69,063)
Short foreign currency	(736)
Payable for investments purchased	(976,440)
Payable to broker for dividends on securities sold short	11,870
Payable to broker for interest on securities sold short	5,660
Accrued expenses and other liabilities	(37,312)

Purchases of investments	(167,749,147)
Proceeds from sale of investments	124,896,381
Proceeds from securities sold short	(70,271,527)
Cover of securities sold short	67,026,065
Premiums received on written option contracts	1,303,542
Written option contracts closed or exercised	(921,702)
Net sales of repurchase agreements	45,401,681
NET CASH PROVIDED BY OPERATING ACTIVITIES	8,889,421

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	22,953,115
Payment on shares redeemed	(32,152,653)
NET CASH USED BY FINANCING ACTIVITIES	(9,199,538)

NET DECREASE IN CASH	(310,117)

CASH, BEGINNING OF YEAR	217,178
CASH, END OF YEAR	$(92,939)

SUPPLEMENTAL INFORMATION:
Cash paid for interest on short-term borrowing	$—
Noncash financing activities consisting of reinvestment of distributions	$67,370

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Arbitrage-1 Portfolio (Convertible Bond)
	Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.07		$9.94		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.01		0.12		0.10
Net realized and unrealized gain (loss) on investments	(1.68)		0.28		0.07
Total Gain from Investment Operations	(1.67)		0.40		0.17

Less Dividends and Distributions:
Net investment income	(0.00	) (7)	(0.24)		(0.12)
Net realized gains	-		(0.03)		(0.11)
Return of capital	-		-		-
Total Dividends and Distributions	-		(0.27)		(0.23)
Net Asset Value, End of Period
	$8.40		$10.07		$9.94

Total Return	(16.55%)		3.93%		1.56	% (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$24,789		$69,263		$21,672

Ratio of expenses including interest on short positions
and interest expense to average net assets:	2.70	% (6)	2.79	% (6)	4.73	% (5)

Ratio of expenses excluding interest on short positions
and interest expense to average net assets:	2.46	% (6)	2.60	% (6)	3.00	% (5)

Ratio of net investment income including interest on short
positions and interest expense to average net assets:	0.17%		0.79%		1.29	% (5)

Ratio of interest expense and interest on short positions
to average net assets:	0.24%		0.19%		1.73	% (5)

Portfolio turnover rate	64%		80%		98	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and interest on short positions was $0.04, $0.14 and $0.22, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
(7) Amount calculated is less than $0.005.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.                                                                                                         159

Underlying Funds Trust
Financial Highlights

	The Arbitrage-2 Portfolio (Fixed Income)
	Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.74		$10.09		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.16		0.44		0.35
Net realized and unrealized gain (loss) on investments	(1.34)		0.54		0.52
Total Gain from Investment Operations	(1.18)		0.98		0.87

Less Dividends and Distributions:
Net investment income	-		(0.34)		(0.78)
Net realized gains	-		(1.96)		-
Return of capital	-		(0.03)		-
Total Dividends and Distributions	-		(2.33)		(0.78)
Net Asset Value, End of Period
	$7.56		$8.74		$10.09

Total Return	(13.50%)		9.76%		8.67	% (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$52,448		$69,132		$40,515

Ratio of expenses including interest on short positions
and interest expense to average net assets:	2.41	% (6)	2.61	% (6)	3.37	% (5)

Ratio of expenses excluding interest on short positions
and interest expense to average net assets:	2.41	% (6)	2.61	% (6)	3.00	% (5)

Ratio of net investment income including interest on short
positions and interest expense to average net assets:	1.86%		3.94%		4.89	% (5)

Ratio of interest expense and interest on short positions
to average net assets:	0.00%		0.00%		0.37	% (5)

Portfolio turnover rate	926%		43%		61	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and interest on short positions was $0.16, $0.44 and $0.38, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.                                                                                                         160

Underlying Funds Trust
Financial Highlights

	The Deep Value Hedged Income-1 Portfolio
	Year Ended December 31, 2008		Period from May 1, 2007(6) to December 31, 2007
Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.83		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.84		0.43
Net realized and unrealized gain (loss) on investments	(4.88)			(0.35)
Total Gain from Investment Operations	(4.04)		0.08

Less Dividends and Distributions:
Net investment income	(0.53)			(0.25)
Net realized gains	-		-
Return of capital	-		-
Total Dividends and Distributions	(0.53)			(0.25)
Net Asset Value, End of Period
	$5.26		$9.83

Total Return	(41.70%)		0.80	% (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$45,530		$81,351

Ratio of expenses including interest on short positions
and interest expense to average net assets:	2.72	% (7)	2.78	% (5)(7)

Ratio of expenses excluding interset on short positions
and interest expense to average net assets:	2.39	% (7)	2.60	% (5)(7)

Ratio of net investment income including interest on short
positions and interest expense to average net assets:	10.00%		5.71	% (5)

Ratio of interest expense and interest on short positions
to average net assets:	0.33%		0.18	% (5)

Portfolio turnover rate	44%		8	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2008 and December 31, 2007, net investment income (loss) per share before interest expense and interest on short positions was $0.87 and $0.44, respectively.
(4) Not Annualized.
(5) Annualized.
(6) Commencement of operations for The Deep Value Hedged Income-1 Portfolio was May 1, 2007.
(7) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.

The accompanying notes are an integral part of these financial statements.                                                                                                         161

Underlying Funds Trust
Financial Highlights

	The Distressed Securities & Special Situations-1 Portfolio
	Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.09		$9.51		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.40		0.12		0.02
Net realized and unrealized gain (loss) on investments	(4.57)		0.79		(0.01)
Total Gain from Investment Operations	(4.17)		0.91		0.01

Less Dividends and Distributions:
Net investment income	(0.00	) (7)	(0.13)		(0.03)
Net realized gains	(0.01)		(1.20)		(0.47)
Total Dividends and Distributions	(0.01)		(1.33)		(0.50)

	$4.91		$9.09		$9.51
Net Asset Value, End of Period

Total Return	(45.90%)		9.93%		0.18	% (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$43,229		$92,486		$57,421

Ratio of expenses including interest on short positions
and interest expense to average net assets:	2.71	% (6)	2.96	% (6)	4.23	% (5)

Ratio of expenses excluding interest on short positions
and interest expense to average net assets:	2.38	% (6)	2.62	% (6)	3.00	% (5)

Ratio of net investment income (loss) including interest on short
positions and interest expense to average net assets:	4.84%		0.81%		0.20	% (5)

Ratio of interest expense and interest on short positions
to average net assets:	0.33%		0.34%		1.23	% (5)

Portfolio turnover rate	219%		194%		74	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and interest on short positions was $0.43, $0.16 and $0.10, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
(7) Amount calculated is less than $0.005.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.                                                                                                         162

Underlying Funds Trust
Financial Highlights

	The Energy & Natural Resources-1 Porfolio
	Period from January 2, 2008(6) to December 31, 2008
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.15
Net realized and unrealized gain (loss) on investments	(5.48)
Total Gain from Investment Operations	(5.33)

Less Dividends and Distributions:
Net investment income	-
Net realized gains	-
Total Dividends and Distributions	-

	$4.67
Net Asset Value, End of Period

Total Return	(53.30	%) (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$31,319

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.37	% (5)(7)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.34	% (5)(7)

Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	1.96	% (5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.03	% (5)

Portfolio turnover rate	356	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the period ended December 31, 2008, net investment income (loss) per share before interest expense and dividends on short positions was $0.15 for
The Energy & Natural Resources-1 Portfolio.
(4) Not Annualized.
(5) Annualized.
(6) Commencement of operations for The Energy & Natural Resources-1 Portfolio was January 2, 2008.
(7) The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.

The accompanying notes are an integral part of these financial statements.                                                                                                         163

Underlying Funds Trust
Financial Highlights

	The Global Hedged Income-1 Portfolio
	Year Ended December 31, 2008		Year Ended December 31, 2007		Period from May 24, 2006(7) to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.21		$10.12		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.58		0.57		0.18
Net realized and unrealized gain (loss) on investments	(4.08)		(0.21)		0.07
Total Loss from Investment Operations	(3.50)		0.36		0.25

Less Dividends and Distributions:
Net investment income	-		(0.27)		(0.13)
Net realized gains	-		-		-
Total Dividends and Distributions	-		(0.27)		(0.13)

Net Asset Value, End of Period	$6.71		$10.21		$10.12

Total Return	(34.28%)		3.57%		2.55	% (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$33,816		$78,465		$13,765

Ratio of expenses including dividends and interest on short
positions and interest expense to average net assets:	2.52	% (6)	2.87	% (6)	4.34	% (5)

Ratio of expenses excluding dividends and interest on short
positions and interest expense to average net assets:	2.45	% (6)	2.60	% (6)	3.00	% (5)

Ratio of net investment income (loss) including dividends and interest
on short positions and interest expense to average net assets:	5.98%		5.13%		2.77	% (5)

Ratio of interest expense and dividends and interest on short
positions to average net assets:	0.07%		0.27%		1.34	% (5)

Portfolio turnover rate	60%		182%		152	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends and interest on short positions was $0.57, $0.60 and $0.26, respectively
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
(7) Commencement of operations for The Global Hedged Income-1 Portfolio was May 24, 2006.

The accompanying notes are an integral part of these financial statements.                                                                                                         164

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―Deep Discount Value-1 Portfolio
	Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.40		$8.53		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.07)		(0.08)		(0.06)
Net realized and unrealized gain (loss) on investments	(2.02)		(0.02)		(1.38)
Total Loss from Investment Operations	(2.09)		(0.10)		(1.44)

Less Dividends and Distributions:
Net investment income	-		-		-
Net realized gains	-		(0.03)		(0.03)
Total Dividends and Distributions	-		(0.03)		(0.03)

Net Asset Value, End of Period	$6.31		$8.40		$8.53

Total Return	(24.88%)		(1.07%)		(14.36	%) (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$22,272		$49,014		$26,673

Ratio of expenses including dividends and interest on short
positions and interest expense to average net assets:	2.69	% (6)	3.26	% (6)	4.18	% (5)

Ratio of expenses excluding dividends and interest on short
positions and interest expense to average net assets:	2.30	% (6)	2.53	% (6)	3.00	% (5)

Ratio of net investment income (loss) including dividends and interest
on short positions and interest expense to average net assets:	(0.90%)		(1.41%)		(1.28	%) (5)

Ratio of interest expense and dividends and interest on short
positions to average net assets:	0.39%		0.73%		1.18	% (5)

Portfolio turnover rate	292%		346%		323	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends and interest on short positions was ($0.04), ($0.02) and $0.01, recpectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.                                                                                                         165

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―Earnings Revision-1 Portfolio
	Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$12.02		$10.02		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.15)		0.20		0.12
Net realized and unrealized gain (loss) on investments	0.38		1.97		0.01
Total Loss from Investment Operations	0.23		2.17		0.13

Less Dividends and Distributions:
Net investment income	-		(0.17)		(0.11)
Net realized gains	-		-		-
Total Dividends and Distributions	-		(0.17)		(0.11)

Net Asset Value, End of Period	$12.25		$12.02		$10.02

Total Return	1.91%		21.55%		1.28	% (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$21,908		$60,594		$28,043

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	4.02	% (6)	3.84	% (6)	4.20	% (5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.56	% (6)	2.63	% (6)	3.00	% (5)

Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	(1.21%)		1.51%		1.53	% (5)

Ratio of interest expense and dividends on short positions
to average net assets:	1.46%		1.21%		1.20	% (5)

Portfolio turnover rate	122%		81%		54	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.03, $0.34 and $0.20, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.                                                                                                         166

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―Growth-1 Portfolio
	Year Ended December 31, 2008		Period from August 20, 2007(7) to December 31, 2007
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.07		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.10)		(0.00	)(6)
Net realized and unrealized gain (loss) on investments	(2.36)		0.07
Total Gain (Loss) from Investment Operations	(2.46)		0.07

Less Dividends and Distributions:
Net investment income	-		-
Net realized gains	-		-
Total Dividends and Distributions	-		-

Net Asset Value, End of Period	$7.61		$10.07

Total Return	(24.43%)		0.70	% (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$15,279		$59,610

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.64	% (8)	2.75	% (5)(8)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.36	% (8)	2.53	% (5)(8)

Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	(1.13%)		(0.56	%) (5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.28%		0.22	% (5)

Portfolio turnover rate	364%		74	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2008 and December 31, 2007, net investment income (loss) per share before interest expense and dividends on short positions was ($0.08) and $0.00, respectively.
(4) Not Annualized.
(5) Annualized.
(6) Amount calculated is less than $0.005.
(7) Commencement of operations for The Long/Short Equity―Growth-1 Portfolio was August 20, 2007.
(8) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.

The accompanying notes are an integral part of these financial statements.                                                                                                         167

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―Healthcare/Biotech-1 Portfolio
	Year Ended December 31, 2008		Year Ended December 31, 2007		Period from September 25, 2006(7) to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.73		$9.89		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.13)		0.18		0.04
Net realized and unrealized gain (loss) on investments	(0.91)		(0.09)		0.34
Total Gain (Loss) from Investment Operations	(1.04)		0.09		0.38

Less Dividends and Distributions:
Net investment income	(0.00	) (8)	(0.13)		(0.04)
Net realized gains	(0.14)		(0.12)		(0.45)
Total Dividends and Distributions	(0.14)		(0.25)		(0.49)

Net Asset Value, End of Period	$8.55		$9.73		$9.89

Total Return	(10.65%)		0.94%		3.83	% (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$10,335		$33,267		$10,430

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	3.11	% (6)	2.71	% (6)	3.04	% (5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.42	% (6)	2.60	% (6)	3.00	% (5)

Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	(1.39%)		1.45%		1.43	% (5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.69%		0.11%		0.04	% (5)

Portfolio turnover rate	617%		212%		76	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.06), $0.20 and $0.05, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
(7) Commencement of operations for The Long/Short Equity―Healthcare-1 Portfolio was September 25, 2006.
(8) Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.                                                                                                         168

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―International-1 Portfolio
	Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.03		$9.71		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.18)		0.05		(0.03)
Net realized and unrealized gain (loss) on investments	(1.14)		0.74		(0.18)
Total Gain (Loss) from Investment Operations	(1.32)		0.79		(0.21)

Less Dividends and Distributions:
Net investment income	-		-		-
Net realized gains	-		(0.46)		(0.08)
Return of capital	-		(0.01)		-
Total Dividends and Distributions	-		(0.47)		(0.08)

Net Asset Value, End of Period	$8.71		$10.03		$9.71

Total Return	(13.16%)		8.09%		(2.03	%) (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$19,814		$54,541		$19,924

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	5.23	% (6)	4.91	% (6)	6.01	% (5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.45	% (6)	2.60	% (6)	3.00	% (5)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	(1.90%)		0.06%		(0.66	%) (5)

Ratio of interest expense and dividends on short positions
to average net assets:	2.78%		2.31%		3.01	% (5)

Portfolio turnover rate	523%		517%		429	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.08, $0.28 and $0.17, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.                                                                                                         169

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―Momentum-1 Portfolio
	Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.10		$9.16		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.13)		0.16		0.12
Net realized and unrealized gain (loss) on investments	(0.18)		0.89		(0.57)
Total Gain (Loss) from Investment Operations	(0.31)		1.05		(0.45)

Less Dividends and Distributions:
Net investment income	-		(0.11)		(0.12)
Net realized gains	-		-		(0.27)
Return of capital	-		-		-
Total Dividends and Distributions	-		(0.11)		(0.39)

Net Asset Value, End of Period	$9.79		$10.10		$9.16

Total Return	(3.07%)		11.51%		(4.55	%) (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$41,762		$81,258		$27,493

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	3.98	% (6)	3.72	% (6)	4.15	% (5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.48	% (6)	2.57	% (6)	3.00	% (5)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	(1.34%)		1.24%		1.69	% (5)

Ratio of interest expense and dividends on short positions
to average net assets:	1.50%		1.15%		1.15	% (5)

Portfolio turnover rate	260%		122%		98	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.02, $0.26 and $0.19, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.                                                                                                         170

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―REIT-1 Portfolio
	Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$11.20		$10.37		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.17)		(0.09)		-
Net realized and unrealized gain (loss) on investments	(0.79)		1.15		0.43
Total Gain (Loss) from Investment Operations	(0.96)		1.06		0.43

Less Dividends and Distributions:
Net investment income	-		-		(0.06)
Net realized gains	(0.14)		(0.23)		-
Return of capital	-		-		-
Total Dividends and Distributions	(0.14)		(0.23)		(0.06)

Net Asset Value, End of Period	$10.10		$11.20		$10.37

Total Return	(8.56%)		10.22%		4.34	% (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$19,145		$61,140		$27,645

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	5.92	% (6)	9.08	% (6)	7.90	% (5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.53	% (6)	2.62	% (6)	3.00	% (5)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	(1.48%)		(1.19%)		(0.11	%) (5)

Ratio of interest expense and dividends on short positions
to average net assets:	3.39%		6.46%		4.90	% (5)

Portfolio turnover rate	650%		296%		347	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.21, $0.60 and $0.34, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.                                                                                                         171

Underlying Funds Trust
Financial Highlights

	The Merger Arbitrage-1 Portfolio
	Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.18		$10.31		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.09)		(0.15)		(0.06)
Net realized and unrealized gain (loss) on investments	(2.14)		0.56		0.67
Total Gain (Loss) from Investment Operations	(2.23)		0.41		0.61

Less Dividends and Distributions:
Net investment income	-		-		-
Net realized gains	-		(0.53)		(0.30)
Return of capital	-		(0.01)		-
Total Dividends and Distributions	-		(0.54)		(0.30)

Net Asset Value, End of Period	$7.95		$10.18		$10.31

Total Return	(21.91%)		4.02%		6.22	% (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$24,540		$47,291		$23,949

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.46	% (6)	3.26	% (6)	4.36	% (5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.46	% (6)	2.63	% (6)	3.00	% (5)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	(0.96%)		(1.72%)		(1.29	%) (5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.00%		0.63%		1.36	% (5)

Portfolio turnover rate	212%		235%		140	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.09), ($0.08) and $0.03 , respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.                                                                                                         172

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

1. Organization

AIP Alternative Strategies Funds (the ‘‘Trust’’) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Alpha Hedged Strategies Fund (formerly known as the Alpha Strategies I Fund) (‘‘Alpha’’) and Beta Hedged Strategies Fund (‘‘Beta’’) (collectively, the ‘‘Funds’’). Each Fund of the Trust has its own investment objective and policies. Alpha and Beta commenced operations on September 23, 2002 and April 28, 2006, respectively.

Underlying Funds Trust (the ‘‘UFT’’), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006, Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the ‘‘Portfolios’’). As of December 31, 2008, the UFT consisted of the following Portfolios: The Arbitrage-1 Portfolio (Convertible Bond), The Arbitrage-2 Portfolio (Fixed Income), Deep Value Hedged Income-1, Distressed Securities & Special Situations-1, Energy & Natural Resources-1, Global Hedged Income-1, Long/Short Equity—Deep Discount Value-1, Long/Short Equity—Earnings Revision-1, Long/Short Equity—Growth-1, Long/Short Equity—Healthcare/Biotech-1, Long/Short Equity—International-1, Long/Short Equity—Momentum-1, Long/Short Equity—REIT-1, and the Merger Arbitrage-1. Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.

Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Alternative Investment Partners, LLC (the ‘‘Advisor’’) and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Investment Concentration
As of December 31, 2008 for Alpha and Beta Funds, the investment concentrations in the UFT Portfolios were as follows:

	Alpha	Beta
The Arbitrage-1 Portfolio (Convertible Bond)	100.0%	0.0%
The Arbitrage-2 Portfolio (Fixed Income)	98.4	1.6
The Deep Value Hedged Income-1 Portfolio	98.1	1.9
The Distressed Securities & Special Situations-1 Portfolio	99.2	0.8
The Energy & Natural Resources-1 Portfolio	97.1	2.9
The Global Hedged Income-1 Portfolio	95.3	4.7
The Long/Short Equity—Deep Discount Value-1 Portfolio	98.8	1.2
The Long/Short Equity—Earning Revision-1 Portfolio	100.0	0.0
The Long/Short Equity—Growth-1 Portfolio	99.1	0.9
The Long/Short Equity—Healthcare/Biotech-1 Portfolio	100.0	0.0
The Long/Short Equity—International-1 Portfolio	98.6	1.4
The Long/Short Equity—Momentum-1 Portfolio	96.5	3.5
The Long/Short Equity—REIT-1 Portfolio	100.0	0.0
The Merger Arbitrage-1 Portfolio	100.0	0.0

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

The Arbitrage-1 Portfolio (Convertible Bond)

Investment Objective
The Arbitrage-1 Portfolio (Convertible Bond) seeks to achieve current income and capital appreciation.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bonds and common stock. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.  The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategy to be employed by the Portfolio includes relative value/arbitrage strategies in which the Portfolio may invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.

The Arbitrage-2 Portfolio (Fixed Income)

Investment Objective
The Arbitrage-2 Portfolio (Fixed Income) seeks to achieve current income with preservation of principal.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.  The Portfolio has no policy with respect to the maturity or duration of the debt securities in which it may invest and may invest in debt securities of any maturity or duration.

The principal strategies to be employed by the Portfolio include Fixed Income and High Yield Investment and Relative Value/Interest Rate Arbitrage Strategies. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.”  Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments. A Relative Value/Interest Rate Arbitrage Strategy is where the Portfolio invests both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in interest rate swap arbitrage, and/or U.S. and non-U.S. government bond arbitrage.

The Deep Value Hedged Income-1 Portfolio

Investment Objective
The Deep Value Hedged Income-1 Portfolio seeks to achieve capital preservation and appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven Strategies, Distressed Securities Strategies and Market or Sector Timing/Trading Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from the cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The Distressed Securities & Special Situations-1 Portfolio

Investment Objective
The Distressed Securities & Special Situations-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven and Distressed Securities Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

The Energy and Natural Resources-1 Portfolio

Investment Objective

The Energy and Natural Resources-1 Portfolio seeks to achieve capital appreciation and capital preservation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. domestic equity securities and master limited partnerships within the energy and natural resources sectors.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Long/Short Equity Strategies.  A Market or Sector Timing/Trading Strategy is where the Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.  A Long/Short Equity Strategy is where the Portfolio may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The Global Hedged Income-1 Portfolio

Investment Objective
The Global Hedged Income-1 Portfolio seeks to achieve current income.  Its secondary objective is capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest (both long and short) at least 80% of its total assets in fixed income and income-oriented securities of issuers located in a variety of countries throughout the world, with an emphasis on sovereign fixed income securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Fixed Income and High Yield Investment Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.  A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt—commonly ‘‘junk bonds.’’ Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

The Long/Short Equity—Deep Discount Value-1 Portfolio

Investment Objective
The Long/Short Equity—Deep Discount Value-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities that allow the Portfolio to focus on the fundamental valuations relative to current market price of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven, Market or Sector Timing/Trading and Long/Short Equity Strategies.  An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Earnings Revision-1 Portfolio

Investment Objective
The Long/Short Equity—Earning Revision-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities that allow the Portfolio to focus on the revisions of earnings estimates on the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Growth-1 Portfolio

Investment Objective
The Long/Short Equity—Growth-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. domestic equity securities.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies.  A Market Neutral Equity Strategy is where the portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.  A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Healthcare/Biotech-1 Portfolio

Investment Objective
The Long/Short Equity—Healthcare/Biotech-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities of industry groups within the healthcare/biotech sector. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio may employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.  A Long/Short Equity Strategy is where the Portfolio may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The Long/Short Equity—International-1 Portfolio

Investment Objective
The Long/Short Equity—International-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Momentum-1 Portfolio

Investment Objective
The Long/Short Equity—Momentum-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the relative near-term price performance of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading, Market Neutral Equity and Long/Short Equity Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The Long/Short Equity—REIT-1 Portfolio

Investment Objective
The Long/Short Equity—REIT-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Long/Short Equity and Relative Value/Arbitrage Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Relative Value/Arbitrage Strategies is where the Portfolio is designed to employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities of different companies in the same industry.

The Merger Arbitrage-1 Portfolio

Investment Objective
The Merger Arbitrage-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in announced merger and acquisition transactions and in companies that may be attractive acquisition targets. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven and Relative Value/Merger Arbitrage Strategies. An Event Driven Strategy is where the Portfolio employs strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Relative Value/Merger Arbitrage Strategy is where the Portfolio is designed to invest in both long and short positions in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities involved in an announced merger deal.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies that are in conformity with U.S. generally accepted accounting principles (“GAAP”) and which are followed consistently by the Portfolios in the preparation of its financial statements.

Investment Valuation and Transactions
Securities in the Portfolios are valued in the following manner:

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the NASDAQ Global Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Futures are valued at settlement price. Foreign equities are valued at the official closing price or last bid if no closing price. The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. Whether a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate.  Events occurred surrounding some of the Portfolios which require adjustments to be made to the financial statements in order to comply with Generally Accepted Accounting Principles (GAAP).  The financial statements have been updated to reflect these adjustments. Therefore, the net assets reflected in the financial statements may differ from the books and records of the Portfolios as of December 31, 2008.

As of December 31, 2008, the following Portfolios held fair valued securities.  These percentages include securities where values are determined based upon neither a pricing service nor a price obtained from a broker, but rather an evaluation of the security by the Advisor, the Sub-Advisor, or an independent analyst.
		Percentage of
		Net Assets
The Deep Value Hedged Income-1 Portfolio	$5,664,928	12.4%
The Distressed Securities & Special Situations-1 Portfolio	446,274	1.0
The Energy & Natural Resources-1 Portfolio	939,651	3.0

In addition to the fair valued securities, the Portfolios hold securities where values were determined primarily on the basis of a single price obtained from a broker or other financial institution.

		Percentage of
		Net Assets
The Arbitrage-2 Portfolio (Fixed Income)	$101,306	0.2%
The Deep Value Hedged Income-1 Portfolio	4,709,701	10.3
The Distressed Securities & Special Situations-1 Portfolio	4,502,506	10.4
The Global Hedged Income-1 Portfolio	11,226,613	33.1

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).  In addition to the fair-valued securities, the other securities designated as Level 3 include securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios’ net assets as of December 31, 2008:

	The Arbitrage-1 Portfolio (Convertible Bond)
Description	Investments in Securities	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$100	$6,217,874	$11,100
Level 2 - Other significant observable inputs	23,470,911	285,078	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$23,471,011	$6,502,952	$11,100

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Short Sales	Other Financial Instruments*
Balance as of 12/31/07	$424,825	$—	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)*	(407,144)	—	—
Change in unrealized appreciation
(depreciation)	(16,985)	—	—
Net purchases (sales)	(696)	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 12/31/08	$—	$—	$—

	The Arbitrage-2 Portfolio (Fixed Income)
Description	Investments in Securities	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$—	$—	$1,228,967
Level 2 - Other significant observable inputs	75,792,942	—	3,848,190
Level 3 - Significant unobservable inputs	136,828	—	—
Total	$75,929,770	$—	$5,077,157

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Short Sales	Other Financial Instruments*
Balance as of 12/31/07	$778,085	$—	$—
Accrued discounts/premiums	31,572	—	—
Realized gain (loss)*	18,770	—	—
Change in unrealized appreciation
(depreciation)	(345,102)	—	—
Net purchases (sales)	(346,497)	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 12/31/08	$136,828	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at December 31, 2008	$(375,442)	$—	$—

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

	The Deep Value Hedged Income-1 Portfolio
Description	Investments in Securities	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$2,135,362	$76,672	$(12,880)
Level 2 - Other significant observable inputs	30,141,610	57,500	$—
Level 3 - Significant unobservable inputs	11,363,167	—	—
Total	$43,640,139	$134,172	$(12,880)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Short Sales	Other Financial Instruments*
Balance as of 12/31/07	$16,022,670	$—	$—
Accrued discounts/premiums	137,770	—	—
Realized gain (loss)*	(649,236)	—	—
Change in unrealized appreciation
(depreciation)	(12,837,998)	—	—
Net purchases (sales)	6,689,335	—	—
Transfer in and/or out of Level 3	2,000,626	—	—
Balance as of 12/31/08	$11,363,167	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at December 31, 2008	$(12,902,513)	$—	$—

	The Distressed Securities & Special Situations-1 Portfolio
Description	Investments in Securities	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$20,160,799	$1,018,590	$1,225
Level 2 - Other significant observable inputs	20,328,137	470,250	—
Level 3 - Significant unobservable inputs	6,068,551	—	—
Total	$46,557,487	$1,488,840	$1,225

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Short Sales	Other Financial Instruments*
Balance as of 12/31/07	$4,248,958	$93,238	$—
Accrued discounts/premiums	345,404	15	—
Realized gain (loss)*	19,478	235	—
Change in unrealized appreciation
(depreciation)	(3,202,456)	(92,741)	—
Net purchases (sales)	4,364,303	(747)	—
Transfer in and/or out of Level 3	292,864	—	—
Balance as of 12/31/08	$6,068,551	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at December 31, 2008	$(3,209,527)	$(92,560)	$—

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

	The Energy and Natural Resources-1 Portfolio
Description	Investments in Securities	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$26,849,113	$238,225	$—
Level 2 - Other significant observable inputs	4,853,813	—	—
Level 3 - Significant unobservable inputs	939,651	—	—
Total	$32,642,577	$238,225	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Short Sales	Other Financial Instruments*
Balance as of 12/31/07	$—	$—	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)*	—	—	—
Change in unrealized appreciation
(depreciation)	(200,855)	—	—
Net purchases (sales)	1,140,506	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 12/31/08	$939,651	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at December 31, 2008	$(200,855)	$—	$—

	The Global Hedged Income - 1 Portfolio
Description	Investments in Securities	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$8,013,934	$—	$—
Level 2 - Other significant observable inputs	13,790,017	—	—
Level 3 - Significant unobservable inputs	10,691,613	—	—
Total	$32,495,564	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
	Investments in Securities	Short Sales	Other Financial Instruments*
Balance as of 12/31/07	$15,889,728	$—	$—
Accrued discounts/premiums	(102,118)	—	—
Realized gain (loss)*	(1,338,685)	—	—
Change in unrealized appreciation
(depreciation)	(5,316,391)	—	—
Net purchases (sales)	564,252	—	—
Transfer in and/or out of Level 3	994,827	—	—
Balance as of 12/31/08	$10,691,613	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at December 31, 2008	$(5,355,619)	$—	$—

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

	The Long/Short Equity-Deep Discount Value-1 Portfolio
Description	Investments in Securities	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$17,923,059	$3,435,523	$131,150
Level 2 - Other significant observable inputs	4,520,628	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$22,443,687	$3,435,523	$131,150

	The Long/Short Equity-Earnings Revision-1 Portfolio
Description	Investments in Securities	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$18,915,034	$19,056,893	$—
Level 2 - Other significant observable inputs	3,420,376	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$22,335,410	$19,056,893	$—

	The Long/Short Equity-Growth-1 Portfolio
Description	Investments in Securities	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$9,935,568	$6,618,874	$—
Level 2 - Other significant observable inputs	5,573,598	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$15,509,166	$6,618,874	$—

	The Long/Short Equity-Healthcare/Biotech-1 Portfolio
Description	Investments in Securities	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$10,077,471	$9,242,863	$—
Level 2 - Other significant observable inputs	221,542	257,779	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$10,299,013	$9,500,642	$—

	The Long/Short Equity-International-1 Portfolio
Description	Investments in Securities	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$15,340,664	$18,004,603	$—
Level 2 - Other significant observable inputs	1,326,633	429,832	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$16,667,297	$18,434,435	$—

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

	The Long/Short Equity-Momentum-1 Portfolio
Description	Investments in Securities	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$39,961,914	$39,056,749	$—
Level 2 - Other significant observable inputs	992,272	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$40,954,186	$39,056,749	$—

	The Long/Short Equity-REIT-1 Portfolio
Description	Investments in Securities	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$19,740,896	$16,976,804	$—
Level 2 - Other significant observable inputs	224,066	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$19,964,962	$16,976,804	$—

	The Merger Arbitrage-1 Portfolio
Description	Investments in Securities	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$22,978,210	$—	$—
Level 2 - Other significant observable inputs	2,333,064	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$25,311,274	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Investments and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.  Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security.  Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

Distributions to Alpha and Beta
Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

For the year ended December 31, 2008, the following Portfolios paid an income distribution to Alpha and Beta:

	Alpha	Beta

The Arbitrage-1 Portfolio (Convertible Bond)	$14,465	$—
The Deep Value Hedged Income-1 Portfolio	4,118,017	79,973
The Distressed Securities & Special Situations-1 Portfolio	6,476	50
The Long/Short Equity—Healthcare/Biotech-1 Portfolio	1,507	—
Total income distributions paid	$4,140,465	$80,023

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

For the year ended December 31, 2008, the following Portfolios paid a short-term capital gain distribution to Alpha and Beta:

	Alpha	Beta

The Distressed Securities & Special Situations - 1 Portfolio	$23,068	$178
The Long/Short Equity—Healthcare/Biotech-1 Portfolio	31,549	—
The Long/Short Equity—REIT-1 Portfolio	122,190	—
Total short-term capital gain distributions paid	$176,807	$178

For the year ended December 31, 2008, the following Portfolios paid a long-term capital gain distribution to Alpha and Beta:

	Alpha	Beta

The Distressed Securities & Special Situations-1 Portfolio	$37,310	$288
The Long/Short Equity— Healthcare/Biotech-1Portfolio	136,606	—
The Long/Short Equity— REIT - 1 Portfolio	140,287	—
Total long-term capital gain distributions paid	$314,203	$288

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Short Sales
The Portfolios may engage in short sale transactions.  The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts
The Portfolios may purchase and sell futures contracts. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required by the executing broker to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency Transactions
The Portfolios may engage in foreign currency transactions.  Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Forward Currency Exchange Contracts
The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date.  Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.  A realized gain or loss is recorded at the time the forward contract is closed.

At December 31, 2008, the Deep Value Hedged-1 Portfolio had entered into “position hedge” forward currency exchange contracts that obligated the Portfolio to deliver or receive currencies at a specified future date.  The net unrealized deprecation of $12,880 for the Deep Value Hedged-1 Portfolio is included in the net unrealized appreciation (depreciation) section of the Statement of Assets and Liabilities.  The terms of the open contracts are as follows:

The Deep Value Hedged Portfolio
Settlement Date	Currency to be Delivered	U.S. $ Value at December 31, 2008	Currency to be Received	U.S. $ Value at December 31
02/17/2009	500,000 Canadian Dollars	$405,096	405,515 U.S. Dollars	$405,515
03/16/2009	600,000 Euros	831,699	818,400 U.S. Dollars	818,400
		$1,236,795		$1,223,915

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale).

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.

The premiums received and the number of option contracts written by the Portfolios during the year ended December 31, 2008, were as follows:

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The Arbitrage-1 Portfolio (Convertible Bond):

	Premiums Received	Number Of Contracts
Options outstanding at December 31, 2007	$60,602	322
Options written	356,429	1,479
Options closed	(155,812)	(794)
Options exercised	—	—
Options expired	(219,492)	(803)
Options outstanding at December 31, 2008	$41,727	204

The Arbitrage -2 Portfolio (Fixed Income):

	Premiums Received	Number Of Contracts
Options outstanding at December 31, 2007	$3,540	600
Options written	141,317	8,575
Options closed	(84,290)	(3,225)
Options exercised	—	—
Options expired	(60,567)	(5,950)
Options outstanding at December 31, 2008	$—	—

The Deep Value Hedged-1 Portfolio:

	Premiums Received	Number Of Contracts
Options outstanding at December 31, 2007	$—	—
Options written	2,262,052	14,000
Options closed	(2,091,362)	(12,250)
Options exercised	(18,870)	(319)
Options expired	(151,820)	(1,431)
Options outstanding at December 31, 2008	$—	—

The Distressed Securities & Special Situations-1 Portfolio:

	Premiums Received	Number Of Contracts
Options outstanding at December 31, 2007	$—	—
Options written	1,303,542	10,904
Options closed	(727,414)	(6,107)
Options exercised	(287,875)	(2,211)
Options expired	(284,583)	(2,551)
Options outstanding at December 31, 2008	$3,670	35

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The Energy & Natural Resources-1 Portfolio:

	Premiums Received	Number Of Contracts
Options outstanding at December 31, 2007	$—	—
Options written	197,709	930
Options closed	(190,109)	(730)
Options exercised	—	—
Options expired	(7,600)	(200)
Options outstanding at December 31, 2008	$—	—

The Long/Short Equity—Deep Discount Value-1 Portfolio:

	Premiums Received	Number Of Contracts
Options outstanding at December 31, 2007	$56,994	427
Options written	408,244	1,415
Options closed	(351,876)	(1,484)
Options exercised	—	—
Options expired	(23,759)	(114)
Options outstanding at December 31, 2008	$89,603	244

The Long/Short Equity—Growth-1 Portfolio:

	Premiums Received	Number Of Contracts
Options outstanding at December 31, 2007	$—	—
Options written	475,405	3,047
Options closed	(450,842)	(2,755)
Options exercised	(12,052)	(34)
Options expired	(12,511)	(258)
Options outstanding at December 31, 2008	$—	—

Swaps
The Portfolios may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Portfolios to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Portfolios to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract. A short equity swap contract obligates the Portfolios to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Portfolios to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contact.

The Portfolios may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Portfolios to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Portfolios are also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Portfolios to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Portfolios will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Portfolios consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Portfolios are limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.  The Portfolios did not hold any equity swap contracts at December 31, 2008.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The Portfolios may enter into credit default swaps for investment purposes, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation. If a Portfolio is a buyer and no event of default occurs, the Portfolio will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Portfolio, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default. As a seller, the Portfolio receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Portfolio would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by the Portfolio coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio.

The Arbitrage-2 Portfolio (Fixed Income) used credit default swaps to maintain appropriate portfolio duration and convexity levels.  Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

The Arbitrage-2 Portfolio (Fixed Income) is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Portfolio and those counterparties. The ISDA Mater Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transaction under the applicable ISDA Master Agreement. Certain swap agreements between investment companies and counterparties contain terms which grant the counterparty the right to terminate the swap and demand settlement if the net asset value of the investment company has fallen by a specified percentage or below a specified value. Concentrations associated with such instruments may create risks associated with the timing of funding liabilities arising from these agreements.  Any election by the counterparty to early terminate may impact the amounts reported in the financial statements.  As of December 31, 2008 no early termination triggers have been met and invoked by the counterparties.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection.  Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets.  These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio.  The amount of this collateral is calculated based upon the notional value and the current price of the swap.  In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty.  Notional amounts of all credit default swaps agreements outstanding as of December 31, 2008 for which a Fund is the seller of protection are disclosed in the footnotes of the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Portfolios may also enter into interest rate swap contracts. This type of swap contract obligates the Portfolios to pay the counterparty an amount tied to any increase in the spread between a floating or fixed rate payment over the term of the contract. The Portfolios are also obligated to pay the counterparty any interest paid on the holding as well as any net financing costs. This type of swap contract entitles the Portfolios to receive from the counterparty any gains based on a decrease in the spread as well as any net interest income.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

Convertible Securities
The Portfolios may invest in convertible securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes”
Effective 2007, the Portfolios adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”.   FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Portfolios must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

Federal Income Taxes
The Portfolios intend to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Portfolios’ financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008.  The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Portfolios include Federal and the state of New York.  As of December 31, 2008, open Federal and New York tax years include the tax years ended December 31, 2006 through December 31, 2008.  The Portfolios have no examination in progress.

Credit Facility
Custodial Trust Company (custodian affiliated with J.P. Morgan) has made available to the Portfolios a credit facility pursuant to a Loan and Pledge Agreement (‘‘Loan Agreement’’) dated April 28, 2006 for the purpose of purchasing portfolio securities. The Loan Agreement can be terminated by either the Portfolios or Custodial Trust Company. The Portfolios are permitted to borrow up to 33.3% of total assets. Borrowings under the Loan Agreement are charged at the 30-day LIBOR rate plus 1.00%. As collateral for the loan, the Portfolios are required to maintain assets consisting of cash, cash equivalents or liquid securities. The UFT Portfolios pledge all securities held at Custodial Trust Company as collateral for this loan. Custodial Trust Company monitors this balance on a daily basis against the amount of the loan outstanding. The Arbitrage-1 Portfolio (Convertible Bond), The Arbitrage-2 Portfolio (Fixed Income), Global Hedged Income-1 Portfolio, Long/Short Equity—Deep Discount Value-1 Portfolio, Long/Short Equity—Earnings Revision-1 Portfolio, Long/Short Equity—Growth-1 Portfolio, Long/Short Equity—Healthcare/Biotech-1 Portfolio,  Long/Short Equity—International-1 Portfolio, Long/Short Equity—Momentum-1 Portfolio, and Long/Short Equity—REIT-1 Portfolio,  did not utilize the credit facility during the year ended December 31, 2008.  The remaining Portfolios did use the credit facility and the following table is presented on this loan agreement:

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

	Outstanding	Maximum		Weighted
	Balance	Amount Outstanding	Average	Average
	as of	during the year	Daily	Interest
	December 31, 2008	ended December 31, 2008	Balance	Rate

The Deep Value Hedged Income - 1 Portfolio	$ —	$ 3,500,000	$ 1,743,169	3.69%
The Distressed Securities & Special Situations - 1 Portfolio	—	9,800,000	27,984	3.49%
The Energy & Natural Resources-1 Portfolio[1]	—	13,000,000	200,521	4.21%

1 The Portfolio’s inception date was January 2, 2008.

Use of Estimates
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Guarantees and Indemnifications
In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

3. Investment Transactions

Purchases and sales of securities for the year ended December 31, 2008 for the Portfolios (excluding short-term investments and U.S. Government securities) are as follows:

	Purchases	Sales
The Arbitrage-1 Portfolio (Convertible Bond)	$37,490,604	$53,893,374
The Arbitrage-2 Portfolio (Fixed Income Arbitrage)	11,603,673	4,380,501
The Deep Value Hedged Income-1 Portfolio	47,750,966	25,919,436
The Distressed Securities & Special Situations-1 Portfolio	170,495,848	123,674,644
The Energy & Natural Resources-1 Portfolio(1)	178,431,729	121,782,427
The Global Hedged Income-1 Portfolio	37,369,575	40,776,245
The Long/Short Equity—Deep Discount Value-1 Portfolio	93,265,488	110,576,556
The Long/Short Equity—Earnings Revision-1 Portfolio	57,489,691	74,020,042
The Long/Short Equity—Growth-1 Portfolio	141,182,036	165,050,767
The Long/Short Equity—Healthcare/Biotech-1 Portfolio	163,917,903	179,429,503
The Long/Short Equity—International-1 Portfolio	173,622,130	174,659,756
The Long/Short Equity— Momentum-1 Portfolio	181,118,407	160,127,433
The Long/Short Equity—REIT-1 Portfolio	253,685,483	271,409,742
The Merger Arbitrage-1 Portfolio	71,282,983	75,312,822

 (1)   The Portfolio’s inception date was January 2, 2008.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

Purchases and sales of U.S. Government securities for the year ended December 31, 2008 for the Portfolios (excluding short-term investments) are as follows:
	Purchases	Sales

The Arbitrage-2 Portfolio (Fixed Income)	$493,916,228	$481,969,804
The Deep Value Hedged Income-1 Portfolio	—	469,030
The Distressed Securities & Special Situations-1 Portfolio	—	81,503
The Global Hedged Income-1 Portfolio	1,748,742	1,750,000

4. Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2008 were as follows:
	The Arbitrage-1 Portfolio (Convertible Bond)	The Arbitrage-2 Portfolio (Fixed Income)	The Deep Value Hedged Income-1 Portfolio	The Distressed Securities & Special Situations-1 Portfolio
Cost of Investments	$34,009,174	$78,196,315	$88,282,163	$87,385,490
Gross tax unrealized appreciation	395,880	8,665,042	1,538,819	797,947
Gross tax unrealized depreciation	(10,934,043)	(10,931,587)	(46,180,843)	(41,625,950)
Net tax unrealized appreciation (depreciation)	$(10,538,163)	$(2,266,545)	$(44,642,024)	$(40,828,003)

	The Energy and Natural Resources-1 Portfolio	The Global Hedged Income-1 Portfolio	The Long/Short Equity—Deep Discount Value-1 Portfolio	The Long/Short Equity—Earning Revision-1 Portfolio
Cost of Investments	$47,028,123	$51,335,766	$22,374,121	$21,402,977
Gross tax unrealized appreciation	2,494,451	26,246	1,510,938	1,872,701
Gross tax unrealized depreciation	(16,879,997)	(18,866,448)	(1,441,372)	(940,268)
Net tax unrealized appreciation (depreciation)	$(14,385,546)	$(18,840,202)	$69,566	$932,433

	The Long/Short Equity—Growth-1 Portfolio	The Long/Short Equity—Healthcare/ Biotech-1 Portfolio	The Long/Short Equity—International-1 Portfolio	The Long/Short Equity— Momentum-1 Portfolio
Cost of Investments	$15,339,850	$12,004,578	$21,418,946	$45,186,200
Gross tax unrealized appreciation	1,505,616	1,234,767	2,776,011	4,147,958
Gross tax unrealized depreciation	(1,336,300)	(2,940,332)	(7,527,660)	(8,379,972)
Net tax unrealized appreciation	$169,316	$(1,705,565)	$(4,751,649)	$(4,232,014)

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

	The Long/Short Equity—REIT-1 Portfolio	The Merger Arbitrage-1 Portfolio
Cost of Investments	$23,082,785	$34,227,982
Gross tax unrealized appreciation	3,910,541	1,006,899
Gross tax unrealized depreciation	(7,028,364)	(9,923,607)
Net tax unrealized appreciation	$(3,117,823)	$(8,916,708)

At December 31, 2008, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	The Arbitrage-1 Portfolio (Convertible Bond)	The Arbitrage-2 Portfolio (Fixed Income)	The Deep Value Hedged Income-1 Portfolio	The Distressed Securities & Special Situations-1 Portfolio

Net tax unrealized appreciation (depreciation) on investments	$(10,538,163)	$(2,266,545)	$(44,642,024)	$(40,828,003)
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	4,334,600	—	720,928	449,678
Capital loss carryover	(6,457,391)	(2,134,525)	(2,147,031)	(4,487,220)
Other accumulated earnings/(losses)	—	(419,900)	(18,234)	763,032
Total accumulated earnings/(losses)	$(12,660,954)	$(4,820,970)	$(46,086,361)	$(44,102,513)

	The Energy and Natural Resources-1 Portfolio	The Global Hedged Income-1 Portfolio	The Long/Short Equity—Deep Discount Value-1 Portfolio	The Long/Short Equity—Earning Revision-1 Portfolio

Net tax unrealized appreciation (depreciation) on investments	$(14,385,546)	$(18,840,202)	$69,566	$932,433
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	(11,296)	—	1,443,944	13,167,398
Capital loss carryover	(14,844,262)	(12,648,163)	(12,077,767)	—
Other accumulated earnings/(losses)	132,294	(49,072)	—	—
Total accumulated earnings/(losses)	$(29,108,810)	$(31,537,437)	$(10,564,257)	$14,099,831

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

	The Long/Short Equity― Growth-1 Portfolio	The Long/Short Equity—Healthcare/Biotech-1 Portfolio	The Long/Short Equity—International-1 Portfolio	The Long/Short Equity— Momentum-1 Portfolio

Net tax unrealized appreciation (depreciation) on investments	$169,316	$(1,705,565)	$(4,751,649)	$(4,232,014)
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	358,468	723,885	1,707,417	12,039,167
Capital loss carryover	(14,264,732)	(3,124,783)	(2,174,013)	(1,329,547)
Other accumulated earnings/(losses)	—	—	(343)	—
Total accumulated earnings/(losses)	$(13,736,948)	$(4,106,463)	$(5,218,588)	$6,477,606

	The Long/Short Equity—REIT-1 Portfolio	The Merger Arbitrage-1 Portfolio

Net tax unrealized appreciation (depreciation) on investments	$(3,117,823)	$(8,916,708)
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	2,743,792	—
Capital loss carryover	—	—
Other accumulated earnings/(losses)	(2)	(1)
Total accumulated earnings/(losses)	$(374,033)	$(8,916,709)

The primary differences between the cost amounts for book and tax purposes is primarily due to deferred wash sale losses, constructive sales and tax adjustments for passive foreign investment companies.

As of December 31, 2008, the Portfolios had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
The Arbitrage-1 Portfolio (Convertible Bond)	$109,019	12/31/2015
	6,348,372	12/31/2016
The Arbitrage-2 Portfolio (Fixed Income)	2,134,525	12/31/2015
The Deep Value Hedged Income-1 Portfolio	2,147,031	12/31/2016
The Distressed Securities & Special Situations-1 Portfolio	4,487,220	12/31/2016
The Energy and Natural Resources-1 Portfolio	14,844,262	12/31/2016
The Global Hedged Income-1 Portfolio	48,562	12/31/2014
	15,875	12/31/2015
	12,583,726	12/31/2016
The Long/Short Equity-Deep Discount Value-1 Portfolio	12,077,768	12/31/2016
The Long/Short Equity-Growth-1 Portfolio	1,893,079	12/31/2015
	12,371,653	12/31/2016
The Long/Short Equity-Healthcare/Biotech-1 Portfolio	3,124,783	12/31/2016
The Long/Short Equity-International-1 Portfolio	2,174,013	12/31/2016
The Long/Short Equity-Momentum-1 Portfolio	1,329,547	12/31/2015

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The tax character of distributions for the Portfolios at the period ended December 31, 2008 were as follows:

	The Arbitrage-1 Portfolio (Convertible Bond)	The Arbitrage-1 Portfolio (Convertible Bond)	The Arbitrage-2 Portfolio (Fixed Income)	The Arbitrage-2 Portfolio (Fixed Income)
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007
Distributions paid from:
Ordinary income	$14,465	$1,625,201	$—	$14,336,944
Long term capital gain	—	190,361	—	—
Return of capital	—	—	—	221,777
Total distributions paid	14,465	1,815,562	—	14,558,721
Redemptions characterized as distributions for tax purposes:
Return of capital*	43,542,503	—	8,750,000	—
Ordinary income distributions from redemptions*	1,363,666	—	—	—
Total redemptions characterized as distributions for tax purposes	$44,920,634	$1,815,562	$8,750,000	$14,558,721

	The Deep Value Hedged Income-1 Portfolio	The Deep Value Hedged Income-1 Portfolio	The Distressed Securities & Special Situations-1 Portfolio^	The Distressed Securities & Special Situations-1 Portfolio
	Year Ended December 31, 2008	Period from May 1, 2007(1) to December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007
Distributions paid from:
Ordinary income	$4,197,990	$2,018,772	$29,772	$1,168,541
Long term capital gain	—	—	37,598	10,619,840
Total distributions paid	4,197,990	2,018,772	67,370	11,788,381
Redemptions characterized as distributions for tax purposes:
Return of capital*	8,907	—	25,536,486	—
Ordinary income distributions from redemptions*	2,991,093	—	4,290,079	—
Total redemptions characterized as distributions for tax purposes	$7,197,990	$2,018,772	$29,893,935	$11,788,381
 (1)  Commencement of operations for the Deep Value Hedged Income-1 Portfolio was May 1, 2007.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

	The Energy & Natural Resources-1 Portfolio	The Global Hedged Income-1 Portfolio	The Global Hedged Income-1 Portfolio
	Period from January 2, 2008(1) to December 31, 2008	Year Ended December 31, 2008	Year Ended December 31, 2007
Distributions paid from:
Ordinary income	$—	$—	$2,032,652
Long term capital gain	—	—	—
Total distributions paid	—	—	2,032,652
Redemptions characterized as distributions for tax purposes:
Return of capital*	2,903,369	14,383,762	—
Ordinary income distributions from redemptions*	1,096,631	4,527,077	—
Total redemptions characterized as distributions for tax purposes	$4,000,000	$18,910,839	$2,032,652
(1)  Commencement of operations for the Energy & Natural Resources-1 Portfolio was January 2, 2008.

	The Long/Short Equity-Deep Discount Value-1 Portfolio	The Long/Short Equity-Deep Discount Value-1 Portfolio	The Long/Short Equity-Earnings Revisions-1 Portfolio	The Long/Short Equity-Earnings Revisions-1 Portfolio
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007
Distributions paid from:
Ordinary income	$—	$166,297	$—	$840,607
Long term capital gain	—	—	—	—
Total distributions paid	—	166,297	—	840,607
Redemptions characterized as distributions for tax purposes:
Return of capital*	15,604,349	—	41,193,820	—
Ordinary income distributions from redemptions*	—	—	806,180	—
Total redemptions characterized as distributions for tax purposes	$15,604,349	$166,297	$42,000,000	$840,607

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

	The Long/Short Equity-Growth-1 Portfolio	The Long/Short Equity-Growth-1 Portfolio	The Long/Short Equity- Healthcare/ Biotech-1 Portfolio^	The Long/Short Equity- Healthcare/ Biotech-1 Portfolio
	Year Ended December 31, 2008	Period from August 20, 2007(1) to December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007
Distributions paid from:
Ordinary income	$—	$—	$33,056	$837,790
Long term capital gain	—	—	136,606	—
Total distributions paid	—	—	169,662	837,790
Redemptions characterized as distributions for tax purposes:
Return of capital*	53,479,539	—	20,000,000	—
Ordinary income distributions from redemptions*	—	—	—	—
Total redemptions characterized as distributions for tax purposes	$53,479,539	$—	$20,169,662	$837,790
 (1)  Commencement of operations for the Long/Short—Equity Growth-1 Portfolio was August 20, 2007.

	The Long/Short Equity- International-1 Portfolio	The Long/Short Equity- International-1 Portfolio	The Long/Short Equity- Momentum-1 Portfolio	The Long/Short Equity- Momentum-1 Portfolio
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007
Distributions paid from:
Ordinary income	$—	$2,292,115	$—	$618,520
Long-term capital gain	—	51,416	—	8,013
Return of capital	—	79,135	—	—
Total distributions paid	—	2,422,666	—	626,533
Redemptions characterized as distributions for tax purposes:
Return of capital*	28,000,000	—	46,872,820	—
Ordinary income distributions from redemptions*	—	—	—	—
Total redemptions characterized as distributions for tax purposes	$28,000,000	$2,422,666	$46,872,820	$626,533

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

	The Long/Short Equity-REIT-1 Portfolio^	The Long/Short Equity-REIT-1 Portfolio	The Merger Arbitrage-1 Portfolio	The Merger Arbitrage-1 Portfolio
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007
Distributions paid from:
Ordinary income	$122,190	$918,227	$—	$1,193,618
Long-term capital gain	140,287	306,134	—	1,176,249
Return of capital	—	—	—	35,084
Total distributions paid	262,477	1,224,361	—	2,404,951
Redemptions characterized as distributions for tax purposes:
Return of capital*	38,776,128	—	11,864,256	—
Ordinary income distributions from redemptions*	1,223,872	—	63,944	—
Total redemptions characterized as distributions for tax purposes	$40,262,477	$1,224,361	$11,928,200	$2,404,951

^ The Portfolio designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Portfolio related to net capital gain to zero for the tax year ended December 31, 2008.
* Certain redemptions were deemed as distributions for income tax purposes due to Alpha’s ownership of the respective UFT’s.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid in Capital
The Arbitrage-1 Portfolio (Convertible Bond)	$(648,321)	$(715,345)	$1,363,666
The Arbitrage-2 Portfolio (Fixed Income)	(4,969,809)	18,119,612	(13,149,803)
The Deep Value Hedged Income-1 Portfolio	(2,744,188)	(246,904)	2,991,092
The Distressed Securities & Special Situations-1 Portfolio	(4,088,715)	(201,364)	4,290,079
The Energy and Natural Resources-1 Portfolio	(1,134,488)	37,857	1,096,631
The Global Hedged Income-1 Portfolio	(4,298,180)	(228,897)	4,527,077
The Long/Short Equity—Deep Discount Value-1 Portfolio	329,402	(22,552)	(306,850)
The Long/Short Equity—Earning Revision-1 Portfolio	666,349	(1,472,529)	806,180
The Long/Short Equity—Growth-1 Portfolio	576,657	(9,298)	(567,359)
The Long/Short Equity—Healthcare/Biotech-1 Portfolio	383,993	(22,050)	(361,943)
The Long/Short Equity—International-1 Portfolio	796,621	(61,449)	(735,172)
The Long/Short Equity— Momentum-1 Portfolio	1,025,320	(10,388)	(1,014,932)
The Long/Short Equity—REIT-1 Portfolio	806,514	(2,030,387)	1,223,873
The Merger Arbitrage-1 Portfolio	402,758	(466,704)	63,946

The permanent differences primarily relate to swap adjustments, disallowed net operating losses, contingent payment debt instrument adjustments, foreign currency adjustments, short dividend expenses, and REIT adjustments with differing book and tax methods.

5. Investment Advisory Agreements and Other Expense Agreements

Pursuant to the Investment Advisory Agreement (the ‘‘Advisory Agreement’’), the Portfolios pay the Advisor monthly an annual advisory fee of 2.50% of the Portfolios’ average daily net assets. The Advisor has also entered into an Operating Services Agreement (the ‘‘Services Agreement’’) with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.50% the Portfolios’ average daily net assets. The Advisor analyzes the expense ratios of the Funds, and reduces its advisory fees across the Portfolios so the expenses passed along to the Funds calculates to 3.00% on an aggregate basis.  Due to the effects of leverage, the actual expense ratios can be less than 3.00%.

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

The Advisor has entered into Sub-Advisory Agreements (“Sub-Advisor Agreement”) for the purpose of advising each Portfolio of the UFT. Each Sub-Advisor Agreement provides that each Sub-Advisor will formulate and implement a continuous investment program for a Portfolio in accordance with each Portfolio’s objective, policies and limitations and any investment guidelines established by the Advisor.  Each Sub-Advisor will, subject to the supervision and control of the Advisor, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Portfolio, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions.  Each Sub-Advisor is required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Advisor Agreement.  Each Sub-Advisor Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.  Each Sub-Advisor Agreement may be terminated without penalty at any time by the Advisor or the Sub-Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The Advisor is affiliated with Asset Alliance Corporation (‘‘Asset Alliance’’). Asset Alliance is also affiliated with the Funds’ Portfolio Research Consultant, Trust Advisors LLC. As a result, the Advisor is also affiliated with the Research Consultant.

6. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:

The Arbitrage-1 Portfolio (Convertible Bond):
	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	1,163,495	$11,569,475	4,518,096	$45,954,554
Shares issued to shareholders
in reinvestment of distributions	1,732	14,465	180,294	1,815,562
Shares redeemed	(5,092,719)	(44,906,169)	-	-
Net increase (decrease)	(3,927,492)	$(33,322,229)	4,698,390	$47,770,116

Shares outstanding:
Beginning of period	6,879,706		2,181,316
End of period	2,952,214		6,879,706

The Arbitrage-2 Portfolio (Fixed Income):
	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	220,032	$1,933,850	2,227,535	$22,861,325
Shares issued to shareholders
in reinvestment of distributions	—	—	1,667,665	14,558,721
Shares redeemed	(1,188,368)	(10,262,837)	—	—
Net increase (decrease)	(968,336)	$(8,328,987)	3,895,200	$37,420,046

Shares outstanding:
Beginning of period	7,910,350		4,015,150
End of period	6,942,014		7,910,350

The Deep Value Hedged Income-1 Portfolio:
	Year Ended December 31, 2008		Period from May 1, 2007(1) to December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	248,696	$2,141,155	8,070,814	$85,682,034
Shares issued to shareholders
in reinvestment of distributions	780,296	4,197,990	205,369	2,018,772
Shares redeemed	(641,639)	(5,402,968)	—	—
Net increase (decrease)	387,353	$936,177	8,276,183	$87,700,806

Shares outstanding:
Beginning of period	8,276,183		—
End of period	8,663,536		8,276,183
(1)   Commencement of operations for the Deep Value Hedged Income-1 Portfolio was May 1, 2007.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The Distressed Securities & Special Situations-1 Portfolio:
	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	2,536,223	$22,953,115	$2,831,154	$27,811,909
Shares issued to shareholders
in reinvestment of distributions	13,834	67,370	1,299,711	11,788,381
Shares redeemed	(3,924,209)	(32,152,653)	—	—
Net increase (decrease)	(1,374,152)	$(9,132,168)	$4,130,865	$39,600,290

Shares outstanding:
Beginning of period	10,170,733		6,039,868
End of period	8,796,581		10,170,733

The Energy & Natural Resources-1 Portfolio:
	Period from January 2, 2008(1) to December 31, 2008
	Shares	Amount
Shares sold	7,314,912	$63,503,536
Shares issued to shareholders
in reinvestment of distributions	—	—
Shares redeemed	(610,609)	(4,172,339)
Net increase	6,704,303	$59,331,197

Shares outstanding:
Beginning of period	—
End of period	6,704,303
(1)   Commencement of operations for the Energy & Natural Resources-1 Portfolio was January 2, 2008.

The Global Hedged Income-1 Portfolio:
	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	217,177	$2,118,607	6,128,787	$63,400,032
Shares issued to shareholders
in reinvestment of distributions	—	—	199,279	2,032,652
Shares redeemed	(2,864,964)	(20,303,951)	—	—
Net increase (decrease)	(2,647,787)	$(18,185,344)	6,328,066	$65,432,684

Shares outstanding:
Beginning of period	7,688,505		1,360,439
End of period	5,040,718		7,688,505

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The Long/Short Equity—Deep Discount Value- 1 Portfolio:
	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	157,920	$1,189,749	2,684,921	$23,413,324
Shares issued to shareholders
in reinvestment of distributions	—	—	19,797	166,297
Shares redeemed	(2,461,454)	(18,525,198)	—	—
Net increase (decrease)	(2,303,534)	$(17,335,449)	2,704,718	$23,579,621

Shares outstanding:
Beginning of period	5,833,462		3,128,744
End of period	3,529,928		5,833,462

The Long/Short Equity—Earnings Revision-1 Portfolio:
	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	122,138	$1,494,463	2,174,609	$23,560,203
Shares issued to shareholders
in reinvestment of distributions	—	—	70,051	840,607
Shares redeemed	(3,377,199)	(42,000,000)	—	—
Net increase (decrease)	(3,255,061)	$(40,505,537)	2,244,660	$24,400,810

Shares outstanding:
Beginning of period	5,042,959		2,798,299
End of period	1,787,898		5,042,959

The Long/Short Equity—Growth- 1 Portfolio:
	Year Ended December 31, 2008		Period from August 20, 2007(1) to December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	3,079,427	$26,892,895	5,919,483	$60,282,361
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares redeemed	(6,991,498)	(57,576,987)	—	—
Net increase (decrease)	(3,912,071)	$(30,684,092)	5,919,483	$60,282,361

Shares outstanding:
Beginning of period	5,919,483		—
End of period	2,007,412		5,919,483
(1) Commencement of operations for the Long/Short Equity— Growth-1 Portfolio was August 20, 2007.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The Long/Short Equity—Healthcare/Biotech-1 Portfolio:
	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	77,386	$712,312	2,278,634	$22,540,005
Shares issued to shareholders
in reinvestment of distributions	19,984	169,662	86,638	837,790
Shares redeemed	(2,308,585)	(20,000,000)	—	—
Net increase (decrease)	(2,211,215)	$(19,118,026)	2,365,272	$23,377,795

Shares outstanding:
Beginning of period	3,420,288		1,055,016
End of period	1,209,073		3,420,288

The Long/Short Equity—International-1 Portfolio:
	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	199,066	$1,926,442	3,142,726	$31,842,719
Shares issued to shareholders
in reinvestment of distributions	—	—	241,302	2,422,666
Shares redeemed	(3,359,776)	(30,228,584)	—	—
Net increase (decrease)	(3,160,710)	$(28,302,142)	3,384,028	$34,265,385

Shares outstanding:
Beginning of period	5,436,267		2,052,239
End of period	2,275,557		5,436,267

The Long/Short Equity—Momentum-1 Portfolio:
	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	1,224,802	$12,590,990	4,984,122	$48,789,995
Shares issued to shareholders
in reinvestment of distributions	—	—	61,788	626,533
Shares redeemed	(5,006,419)	(48,675,743)	—	—
Net increase (decrease)	(3,781,617)	$(36,084,753)	5,045,910	$49,416,528

Shares outstanding:
Beginning of period	8,048,621		3,002,711
End of period	4,267,004		8,048,621

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The Long/Short Equity—REIT-1 Portfolio:
	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	131,132	$1,470,886	2,684,399	$28,517,121
Shares issued to shareholders
in reinvestment of distributions	26,143	262,477	109,612	1,224,361
Shares redeemed	(3,722,468)	(40,000,000)	—	—
Net increase (decrease)	(3,565,193)	$(38,266,637)	2,794,011	$29,741,482

Shares outstanding:
Beginning of period	5,459,967		2,665,956
End of period	1,894,774		5,459,967

The Merger Arbitrage- 1 Portfolio:
	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	147,183	$1,432,324	2,086,861	$22,686,749
Shares issued to shareholders
in reinvestment of distributions	—	—	236,011	2,404,951
Shares redeemed	(1,707,237)	(15,375,349)	—	—
Net increase (decrease)	(1,560,054)	$(13,943,025)	2,322,872	$25,091,700

Shares outstanding:
Beginning of period	4,645,244		2,322,372
End of period	3,085,190		4,645,244

7. Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act,  if any of the Portfolios own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Portfolio.  During the year ended from January 1, 2008 to December 31, 2008, the Portfolios owned the following positions in such companies for investment purposes only:

The Long/Short Equity—Deep Discount Value-1 Portfolio:
Issuer Name	Share Balance at December 31, 2007	Purchases	Sales	Share Balance at December 31, 2008	Value at December 31, 2008	Realized Gains (Losses)	Unrealized Gains (Losses)
Electronic Control Security, Inc.	1,537,859	—	1,537,859	—	$—	($787,705)	$—

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

The Distressed Securities & Special Situations-1 Portfolio:
Issuer Name	Share Balance at December 31, 2007	Purchases	Sales	Share Balance at December 31, 2008	Value at December 31, 2008	Realized Gains (Losses)	Unrealized Gains (Losses)
Electronic Control Security, Inc.	—	1,537,859	—	1,537,859	$107,650	$—	$(299,882)
IAT Air Cargo Facilities Income Fund	—	2,687,089	510	2,686,579	6,528,746	(434)	(11,988,710)

8. New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

The Statement of Financial Accounting Standards No. 133-1 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” amends FASB Statement No. 133 (“FAS 133”), “Accounting for Derivative Instruments and Hedging Activities”, and also amends FASB Interpretation No. 45 (“FIN 45”), “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.”  The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

9. Additional Tax Information (unaudited)

Long Term Capital Gain Designation
The Fund hereby designates the following as a capital gain dividend with respect to the taxable year ended December 31, 2008, or, if subsequently determined to be different, the net capital gain of such year:

The Arbitrage-1 Portfolio (Convertible Bond)	$—
The Arbitrage-2 Portfolio (Fixed Income)	—
The Deep Value Hedged Income-1 Portfolio	—
The Distressed Securities & Special Situations-1 Portfolio	37,598
The Energy and Natural Resources-1 Portfolio	—
The Global Hedged Income-1 Portfolio	—
The Long/Short Equity—Deep Discount Value-1 Portfolio	—
The Long/Short Equity—Earning Revision-1 Portfolio	—
The Long/Short Equity—Growth-1 Portfolio	—
The Long/Short Equity—Healthcare/Biotech-1 Portfolio	136,606
The Long/Short Equity—International-1 Portfolio	—
The Long/Short Equity— Momentum-1 Portfolio	—
The Long/Short Equity—REIT-1 Portfolio	140,287
The Merger Arbitrage-1 Portfolio	—

Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended December 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

The Arbitrage-1 Portfolio (Convertible Bond)	15.89%
The Arbitrage-2 Portfolio (Fixed Income)	0.00%
The Deep Value Hedged Income-1 Portfolio	5.81%
The Distressed Securities & Special Situations-1 Portfolio	20.54%
The Energy and Natural Resources-1 Portfolio	100.00%
The Global Hedged Income-1 Portfolio	17.99%
The Long/Short Equity—Deep Discount Value-1 Portfolio	0.00%
The Long/Short Equity—Earning Revision-1 Portfolio	77.04%
The Long/Short Equity—Growth-1 Portfolio	0.00%
The Long/Short Equity—Healthcare/Biotech-1 Portfolio	9.20%
The Long/Short Equity—International-1 Portfolio	0.00%
The Long/Short Equity— Momentum-1 Portfolio	0.00%
The Long/Short Equity—REIT-1 Portfolio	15.10%
The Merger Arbitrage-1 Portfolio	0.00%

Underlying Funds Trust
Notes to Financial Statements
December 31, 2008

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2008 was as follows:

The Arbitrage-1 Portfolio (Convertible Bond)	15.20%
The Arbitrage-2 Portfolio (Fixed Income)	0.00%
The Deep Value Hedged Income-1 Portfolio	5.81%
The Distressed Securities & Special Situations-1 Portfolio	45.12%
The Energy and Natural Resources-1 Portfolio	100.00%
The Global Hedged Income-1 Portfolio	0.42%
The Long/Short Equity—Deep Discount Value-1 Portfolio	0.00%
The Long/Short Equity—Earnings Revision-1 Portfolio	77.60%
The Long/Short Equity—Growth-1 Portfolio	0.00%
The Long/Short Equity—Healthcare/Biotech-1 Portfolio	1.87%
The Long/Short Equity—International-1 Portfolio	0.00%
The Long/Short Equity— Momentum-1 Portfolio	0.00%
The Long/Short Equity—REIT-1 Portfolio	15.24%
The Merger Arbitrage-1 Portfolio	0.00%

Additional Information Applicable to Foreign Shareholders Only
The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended December 31, 2008 was as follows:

The Arbitrage-1 Portfolio (Convertible Bond)	51.93%
The Arbitrage-2 Portfolio (Fixed Income)	0.00%
The Deep Value Hedged Income-1 Portfolio	91.29%
The Distressed Securities & Special Situations-1 Portfolio	68.64%
The Energy and Natural Resources-1 Portfolio	3.65%
The Global Hedged Income-1 Portfolio	0.00%
The Long/Short Equity—Deep Discount Value-1 Portfolio	0.00%
The Long/Short Equity—Earning Revision-1 Portfolio	3.02%
The Long/Short Equity—Growth-1 Portfolio	0.00%
The Long/Short Equity—Healthcare/Biotech-1 Portfolio	1.98%
The Long/Short Equity—International-1 Portfolio	0.00%
The Long/Short Equity— Momentum-1 Portfolio	0.00%
The Long/Short Equity—REIT-1 Portfolio	4.98%
The Merger Arbitrage-1 Portfolio	0.00%

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Underlying Funds Trust:

We have audited the accompanying statements of assets and liabilities of Convertible Bond Arbitrage – 1 Portfolio, Deep Value Hedged Income – 1 Portfolio, Distressed Securities & Special Situations – 1 Portfolio, Energy and Natural Resources – 1 Portfolio, Fixed Income Arbitrage – 1 Portfolio, Global Hedged Income – 1 Portfolio, L/S Equity – Deep Discount Value – 1 Portfolio, L/S Equity – Earnings Revision – 1 Portfolio, L/S Equity – Growth – 1 Portfolio, L/S Equity – Healthcare/Biotech – 1 Portfolio, L/S Equity – International – 1 Portfolio, L/S Equity – Momentum – 1 Portfolio, L/S Equity – REIT – 1 Portfolio, Merger Arbitrage – 1 Portfolio, each a series of the Underlying Funds Trust, including the schedules of investments, securities sold short, and options written, as of December 31, 2008, and the related statements of operations for the year then ended, statements of cash flows of Deep Value Hedged Income – 1 Portfolio and Distressed Securities & Special Situations – 1 Portfolio for the year then ended, and the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through December 31, 2006 were audited by other independent registered public accountants whose report dated March 8, 2007 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Convertible Bond Arbitrage – 1 Portfolio, Deep Value Hedged Income – 1 Portfolio, Distressed Securities & Special Situations – 1 Portfolio, Energy and Natural Resources – 1 Portfolio, Fixed Income Arbitrage – 1 Portfolio, Global Hedged Income – 1 Portfolio, L/S Equity – Deep Discount Value – 1 Portfolio, L/S Equity – Earnings Revision – 1 Portfolio, L/S Equity – Growth – 1 Portfolio, L/S Equity – Healthcare/Biotech – 1 Portfolio, L/S Equity – International – 1 Portfolio, L/S Equity – Momentum – 1 Portfolio, L/S Equity – REIT – 1 Portfolio, Merger Arbitrage – 1 Portfolio as of December 31, 2008, the results of their operations for the year then ended, the cash flows of Deep Value Hedged Income – 1 Portfolio and Distressed Securities & Special Situations – 1 Portfolio for the year then ended, and  the changes in their net assets and financial highlights for each of the years in the two-year period then ended in conformity with U.S. generally accepted accounting principles.

Milwaukee, Wisconsin

March 2, 2009

Underlying Funds Trust
Board Approval of Investment Advisory Agreement
December 31, 2008 (Unaudited)

Board Approval of Investment Advisory Agreement

At its meeting in-person held on August 14, 2008, the Board of Trustees (the “Board”) of AIP Alternative Strategies Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), voted to approve the continuation of the current investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its two series, the Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund (together, the “Funds”), and Alternative Investment Partners, LLC (the “Advisor”). The Board received and discussed a memorandum from the Funds’ legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in reviewing advisory contracts.  In connection with its approval of the continuation of the Advisory Agreement, the Board considered the following factors:
•	The investment performance of the Funds both on an absolute basis and on a relative basis in comparison to its peers; and

•	The nature, scope and quality of the services provided by the Advisor;

•	The reasonableness of the cost of the services provided by the Advisor;

•	The extent to which economies of scale would be reflected in fee levels for the benefit of shareholders; and

•	The profits to be realized by the Advisor and its affiliates from the relationship with the Funds.

The Trustees evaluated these factors based on their own direct experience with the Advisor and in consultation with their independent counsel.  None of these factors was determinative in the Board’s decision to continue the Advisory Agreement, but each was a factor in the Trustees’ consideration.  Greater detail regarding the Board’s consideration of these factors is set forth below.

The Board discussed each Fund’s performance for the current calendar year and for the one-, three- and five-year periods ended June 30, 2008.  In assessing the quality of the portfolio management delivered by the Advisor, the Trustees also compared the short-term and long-term performance of each Fund on both an absolute basis and in comparison with its peer group and its benchmark index, as constructed by data provided by Lipper, Inc. and assembled by the Fund’s administrative services agent, U.S. Bancorp Fund Services, LLC (the “Fund Administrator”), independently from the Advisor.  The Trustees noted that performance figures for each Fund since inception included periods when such Fund had very few assets and was in a start-up phase, and therefore gave greater weight to more recent performance.  The Trustees also noted that during the course of the prior two years they had met with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor’s reports. The Board concluded that the Advisor’s performance overall was satisfactory under current market conditions.

In addition, the Board discussed and considered materials which had been distributed to them in advance of the Board meeting and prepared by the Advisor in response to the questionnaire provided by Fund counsel with respect to certain matters that counsel believed relevant to the annual continuation of the Advisory Agreement under Section 15 of the Investment Company Act.  These  materials included, among other thing, information regarding: (a) the Advisor’s financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on the cost to the Advisor of sponsoring the Funds and the Advisor’s profitability in connection with such sponsorship; (c) information on economies of scale (if any) resulting from growth of the Funds’ assets; (d) the timeliness, adequacy and quality of information supplied by the Advisor in response to the requests of the Trustees and the Fund Administrator; (e) the disclosures and responses in Parts I and II of the Advisor’s Form ADV registration as filed with the SEC; (f) the Advisor’s policy with respect to proxy voting; (g) the Advisor’s brokerage allocation and soft dollar practices; (h) the Advisor’s insurance arrangements, both for the Funds and the Advisor’s other clients; (i) regulatory issues; (j) the Advisor’s compliance program and chief compliance officer; and (k) other material factors affecting the Advisor.

After reviewing these materials, the Board assessed the overall quality of services provided to each Fund.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Advisor involved in the day-to-day activities of each Fund.  The Board also considered its knowledge of the Advisor’s operations.  The Trustees also discussed the Advisor’s marketing activity and commitment to Fund growth, and reviewed the Advisor’s compliance with any reimbursement requirements of the Funds.  The Trustees also reviewed the structure of the Advisor’s compliance procedures and their effectiveness during the prior year.  The Trustees noted that during the course of the prior year they had met with the Advisor in person to discuss various performance, marketing and compliance items.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Advisor.  The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedure essential to performing its duties under its advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.

Underlying Funds Trust
Board Approval of Investment Advisory Agreement
December 31, 2008 (Unaudited)

The Trustees then discussed in greater detail, with the assistance of the Trust’s Chief Compliance Officer (“CCO”), the Advisor’s handling of compliance matters.  The CCO reported to the Board on the effectiveness of the Advisor’s compliance program.  The CCO noted that the Advisor had provided certifications that: (a) it had adopted a Code of Ethics conforming to applicable regulatory requirements; and (b) it had adopted procedures reasonably necessary to prevent its access persons from violating its Code of Ethics, to which the CCO offered her own certification that the Codes were compliant with applicable regulations. The Board also discussed the Advisor’s business continuity plan.  After reviewing the Advisor’s compliance policies and procedures with respect to each Fund, based on the assurances and information provided to them by the CCO, the Board concluded that the Advisor’s policies and procedures were satisfactory.

The Board then turned to a more focused review of the cost of services and the structure of the Advisor’s fees.  A lengthy discussion ensued, including a detailed review of the expense analysis report provided to them and other pertinent material with respect to each Fund.  The Trustees reviewed extensively the related statistical information and other materials provided, including the comparative expenses, components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its peer funds and separate accounts, as well as expense waivers and reimbursements of the Advisor.

The Board also reviewed information prepared by the Fund Administrator comparing the Funds’ contractual advisory fees with a peer group of funds, and comparing the Funds’ overall expense ratio to the expense ratios of a peer group of funds, both before and after fee waivers and expense reimbursement, as well as the profitability memo prepared by the Advisor.  However, the Advisor noted that the Funds offer a unique product and therefore the peer groups do not mirror the Funds in whole. The Advisor will continue to refine the comparative data and monitor the marketplace for more comparable products. Nevertheless, the Board considered these comparisons helpful in their assessment as to whether the Advisor was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace given the Fund’s investment objectives, strategies limitations and restrictions. The Board noted that the sub-advisory and research consultant fees were paid out of the Advisor’s fee. The Board also reviewed information regarding expenses presented by management, which showed overall expenses of the Funds.  Based on all of this information, the Board concluded that the Funds’ expenses were reasonable.

The Trustees also discussed the overall profitability of sponsoring each Fund to the Advisor, reviewing the Advisor’s financial information.  The Trustees considered both the direct and indirect benefits to the Advisor from advising the Funds.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the applicable advisory agreements and any expense subsidization undertaken by the Advisor, as well as each Fund’s brokerage commissions and use of soft dollars by the Advisor.  These considerations were based on material requested by the Trustees and the Fund Administrator specifically for the meeting, as well as the in-person presentations made by the Advisor over the course of the year.  After further discussion, the Trustees concluded that the Advisor’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Advisor had maintained adequate financial strength to support the services to its Funds.

The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Advisor, that (a) the Advisor was able to retain quality personnel, including the sub-advisors and Trust Advisors, (b) the Advisor exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Advisory Agreement, (c) the Advisor was very responsive to the requests of the Trustees, (d) the Advisor had consistently kept the Board apprised of developments related to the Funds and the industry in general and (e) the Advisor continued to demonstrate the ability to grow the Funds.

Underlying Funds Trust
Board Approval of Investment Advisory Agreement
December 31, 2008 (Unaudited)

The Board concluded that the nature and scope of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Advisor had been maintained over the past year and that the quality of service continued to be high.

Based on the factors discussed above, the Board approved continuation of the Advisory Agreement.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Joseph Breslin is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other Services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2008	FYE 12/31/2007
Audit Fees	$391,142	$307,000
Audit-Related Fees	None	None
Tax Fees	$113,095	$58,900
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2008	FYE 12/31/2007
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2008	FYE 12/31/2007
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Underlying Funds Trust

By (Signature and Title)*   /s/Lee Schultheis
Lee Schultheis, President

Date   March 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Lee Schultheis
Lee Schultheis, President

Date   March 10, 2009

By (Signature and Title)*   /s/Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date   March 12, 2009

* Print the name and title of each signing officer under his or her signature.